                                                   Registration No. 333-101878
                                                                    --- ------
                                                       File
No. 811-21268
    --- -----

             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, DC 20549

                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No.   1                                      [X]
                                   ---

      Post-Effective Amendment No.                                       [   ]
                                   ---

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No.   1                                                    [X]
                     ---

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             OPPENHEIMER TOTAL RETURN BOND FUND
------------------------------------------------------------
     (Exact Name of Registrant as Specified in Charter)

   6803 South Tucson Way, Centennial, Colorado 80112-3924
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          (Address of Principal Executive Offices)
                         (Zip Code)

                       (303) 768-3200
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    (Registrant's Telephone Number, including Area Code)

                    Robert G. Zack, Esq.
                   OppenheimerFunds, Inc.
        498 Seventh Avenue, New York, New York 10018
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          (Name and Address of Agent for Service)

It is  proposed  that  this  filing  will  become  effective
(check appropriate box):

[   ]                  Immediately upon filing pursuant to paragraph (b)
[   ]                       On _______________ pursuant to paragraph (b)
[   ]                  60 days after filing pursuant to paragraph (a)(1)
[   ]                    On _______________ pursuant to paragraph (a)(1)
[   ]                  75 days after filing pursuant to paragraph (a)(2)
[   ]       On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This   post-effective   amendment   designates  a  new
effective  date  for  a  previously   filed   post-effective
amendment.

------------------------------------------------------------
The Registrant  hereby amends the Registration  statement on such  date  or  dates  as  may be  necessary  to  delay  its effective  date  until the  Registrant  shall file a further amendment which  specifically  states that this Registration
Statement shall  thereafter  become  effective in accordance with  section  8(a) of the  Securities  Act of 1933 or until the  Registration  Statement shall become  effective on such date as the  Commission,  acting  pursuant to Section  8(a), shall determine.

40

Oppenheimer
Total Return Bond Fund

Prospectus dated ___________, 2003

                                         Oppenheimer Total Return Bond Fund is
                                         a mutual fund that seeks to maximize
                                         total return through both capital
                                         appreciation and income. As a
                                         secondary objective, it emphasizes
                                         preservation of capital.
                                              This Prospectus contains
                                         important information about the Fund's
                                         objective, and its investment
                                         policies, strategies and risks. It
                                         also contains important information
As with all mutual funds, the            about how to buy and sell shares of
Securities and Exchange Commission has   the Fund and other account features.
not approved or disapproved the Fund's   Please read this Prospectus carefully
securities nor has it determined that    before you invest and keep it for
this Prospectus is accurate or           future reference about your account.
complete. It is a criminal offense to
represent otherwise.

                                                   [logo] OppenheimerFunds(R)
                                                    The Right Way to Invest

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and
            Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege

                  How to Sell Shares

                  By Checkwriting
                  By Telephone
                  By Mail

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks to
maximize total return through both capital appreciation and
income. As a secondary objective, it emphasizes
preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests at
least 80% of its net assets (plus borrowings for investment
purposes) in bonds. The Fund invests in investment-grade
debt securities, U.S. government securities and money
market instruments, under normal market conditions. Those
investment-grade debt securities can include:

o     domestic and foreign government bonds,
o     domestic and foreign corporate debt obligations,
o     mortgage-related securities (including collateralized
   mortgage obligations ("CMOs")) issued by private
   issuers, and
o     other debt obligations.

      In general, these debt securities are referred to as
"bonds." The Fund's investments in U.S. government
securities include securities issued or guaranteed by the
U.S. government or its agencies or federally-chartered
corporate entities referred to as "instrumentalities."
These include mortgage-related U.S. government securities
and CMOs.

      There is no set allocation of the Fund's assets among
the classes of securities the Fund buys, but currently the
Fund focuses mainly on U.S. government securities and
investment-grade debt securities. However, if market
conditions change, the Fund's portfolio managers might
change the relative allocation of the Fund's assets. The
Fund can invest up to 20% of its total assets in high-yield
debt securities that are below investment-grade (commonly
referred to as "junk bonds").

      The Fund seeks to maintain an average effective
portfolio duration (discussed below) of three to six years
(measured on a dollar-weighted basis) to try to reduce the
volatility of the value of its securities portfolio. The
Fund has no limitations on the range of maturities of the
debt securities in which it can invest and therefore may
hold bonds with short-, medium- or long-term maturities.
Because of market events and interest rate changes, the
duration of the portfolio might not meet that target at all
times. The Manager will attempt to maintain the overall
weighted average credit quality of the portfolio at a
rating of "A-" (or equivalent) or higher from any
nationally recognized credit rating organization. These
investments are more fully explained in "About the Fund's
Investments," below. As stated below, the Fund can use
derivatives to seek increased returns or to try to hedge
investment risks.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY
OR SELL? In selecting securities for the Fund, the Fund's
portfolio managers analyze the overall investment
opportunities and risks in different sectors of the debt
securities markets by focusing on business cycle analysis
and relative values between the corporate and government
sectors. The portfolio managers' overall strategy is to
build a broadly diversified portfolio of corporate and
government bonds. The portfolio managers currently focus on
the factors below (which may vary in particular cases and
may change over time), looking for:

o     Debt securities in market sectors that offer
      attractive relative value,
o     Investment-grade securities that offer more income
      than U.S. treasury obligations with a good balance of
      risk and return,
o     High income potential from different types of
      corporate and government securities, and
o     Broad portfolio diversification to help reduce the
      volatility of the Fund's share prices.

The portfolio manager monitors individual issuers for
changes in the factors above and these changes may trigger
a decision to sell a security. Generally, the "total
return" sought by the Fund consists of income earned on the
Fund's investments, plus capital appreciation, if any,
which generally arises from decreases in interest rates,
improving credit fundamentals for a particular sector or
security, and managing pre-payment risks associated with
mortgage-related securities, as well as other techniques.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for
investors seeking high total return from a fund that
invests primarily in investment-grade debt securities but
which can also hold high-yield below investment-grade debt
securities. Those investors should be willing to assume the
credit risks of a fund that typically invests a significant
amount of its assets in corporate-debt securities, and the
changes in share prices that can occur when interest rates
change. The Fund is intended as a long-term investment, not
a short-term trading vehicle, and may be appropriate for a
part of an investor's retirement plan portfolio. The Fund
is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's
investments are subject to changes in value from a number
of factors, described below. They include changes in
general bond market movements in the U.S. and abroad (this
is referred to as "market risk"). There is also the risk
that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to
underperform other funds having similar objectives.

Credit Risk. Debt securities are subject to credit risk.
Credit risk is the risk that the issuer of a debt security
might not make interest and principal payments on the
security as they become due. A downgrade in an issuer's
credit rating or other adverse news about an issuer can
reduce the value of that issuer's securities. Securities
directly issued by the U.S. Treasury and certain agencies
that are backed by the full faith and credit of the U.S.
government have little credit risk, and securities issued
by other agencies of the U.S. government generally have low
credit risks. Securities issued by private issuers have
greater credit risks. If an issuer fails to pay interest,
the Fund's income may be reduced. If an issuer fails to
repay principal, the value of that security and of the
Fund's shares may be reduced.

o     Special Risks of Lower-Grade Securities. Because the
      Fund can invest up to 20% of its total assets in
      securities (including convertible securities) below
      investment-grade, the Fund's credit risks are greater
      than those of funds that buy only investment-grade
      securities. Lower-grade debt securities may be
      subject to greater market fluctuations and greater
      risks of loss of income and principal than
      investment-grade debt securities. Securities that are
      (or that have fallen) below investment grade are
      exposed to a greater risk that the issuers of those
      securities might not meet their debt obligations.
      Those risks can reduce the Fund's share prices and
      the income it earns. The market for lower-grade
      securities may be less liquid, especially during
      times of economic distress, and therefore they may be
      harder to value or to sell at an acceptable price.

Interest Rate Risks. Debt securities are subject to changes
in value when prevailing interest rates change. When
prevailing interest rates fall, the values of outstanding
debt securities generally rise. When prevailing interest
rates rise, the values of outstanding debt securities
generally fall, and those securities may sell at a discount
from their face amount. The magnitude of these fluctuations
is generally greater for securities having longer
maturities than for short-term securities. However,
interest rate changes may have different effects on the
values of mortgage-related securities because of prepayment
risks, discussed below.

      At times, the Fund may buy longer-term debt
securities. When the average duration of the Fund's
portfolio is longer, its share prices may fluctuate more
when interest rates change. The Fund can buy zero-coupon or
"stripped" securities, which are particularly sensitive to
interest rate changes and the rate of principal payments
(and prepayments). These are derivative securities that
have prices that may go up or down more than other types of
debt securities in response to interest rate changes. The
Fund's share prices can go up or down when interest rates
change, because of the effect of the change on the value of
the Fund's investments. Also, if interest rates fall, the
Fund's investments in new securities at lower yields will
reduce the Fund's income.

PREPAYMENT RISK. Prepayment risk is the risk that the
issuer of a security can prepay the principal prior to the
security's expected maturity. The prices and yields of
mortgage-related securities are determined, in part, by
assumptions about the cash flows from the rate of payments
of the underlying mortgages. Changes in interest rates may
cause the rate of expected prepayments of those mortgages
to change. In general, prepayments increase when general
interest rates fall and decrease when general interest
rates rise.

      The impact of prepayments on the price of a security
may be difficult to predict and may increase the volatility
of the price. Interest-only and principal-only "stripped"
securities can be particularly volatile when interest rates
change. If the Fund buys mortgage-related securities at a
premium, accelerated prepayments on those securities could
cause the Fund to lose a portion of its principal
investment represented by the premium the Fund paid.

      If prepayments of mortgages underlying a CMO occur
faster than expected when interest rates fall, the market
value and yield of the CMO could be reduced.  If interest
rates rise rapidly, prepayments may occur at slower rates
than expected, which could have the effect of lengthening
the expected maturity of a short- or medium-term security.
That could cause its value to fluctuate more widely in
response to changes in interest rates. In turn, this could
cause the value of the Fund's shares to fall more.

risks of Using Derivative Investments. The Fund can use
derivatives to seek increased returns or to try to hedge
investment risks. In general terms, a derivative investment
is an investment contract whose value depends on (or is
derived from) the value of an underlying asset, interest
rate or index. Options, futures, interest-only and
principal-only securities, structured notes, interest-rate
swap agreements and mortgage-related securities are
examples of derivatives the Fund can use.

      If the issuer of the derivative does not pay the
amount due, the Fund can lose money on the investment.
Also, the underlying security or investment on which the
derivative is based, and the derivative itself, may not
perform the way the Manager expected it to perform. If that
happens, the Fund's share prices could fall and the Fund
could get less income than expected, or its hedge might be
unsuccessful. Some derivatives may be illiquid, making it
difficult to value or to sell them at an acceptable price.
The Fund has limits on the amount of certain types of
derivatives it can hold. However, using derivatives can
cause the Fund to lose money on its investments and/or
increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above
collectively form the overall risk profile of the Fund, and
can affect the value of the Fund's investments, its
investment performance and the prices of its shares.
Particular investments and investment strategies also have
risks. These risks mean that you can lose money by
investing in the Fund. When you redeem your shares, they
may be worth more or less than what you paid for them. The
share price of the Fund will change daily based on changes
in interest rates, market prices of securities and market
conditions, and in response to other economic events. There
is no assurance that the Fund will achieve its investment
objective.

      Debt securities are subject to market, credit and
interest rate risks that can affect their values and the
share prices of the Fund. Prepayment risks of
mortgage-backed securities can cause the Fund to reinvest
proceeds of its investments in lower-yielding securities.
In the OppenheimerFunds spectrum, the Fund generally has
more risks than bond funds that focus primarily on U. S.
government securities, but the Fund's emphasis on
investment-grade securities may make its share prices less
volatile than high-yield bond funds or funds that focus on
foreign bonds.

------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and
is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
------------------------------------------------------------

The Fund's Performance

Because  the  Fund  recently  commenced  operations,   prior
performance  information for a full calendar year is not yet available.  Please  remember that the Fund is intended to be a long-term  investment,  and that  performance  results are historical,  and that past performance  (particularly over a short-term  period) is not necessarily  predictive of future results.

Fees and Expenses of the Fund

The following  tables are meant to help you  understand  the fees and  expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses  directly for management of its assets,  administration,  distribution  of
its  shares  and  other   services.   Those   expenses   are
subtracted  from the Fund's  assets to calculate  the Fund's net asset values per share. All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other expenses directly,  such as sales  charges  and  account  transaction
charges.   The  numbers   below  are  based  on  the  Fund's
anticipated expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your
investment):

-------------------------------------------------------------------------------
                                Class A  Class B  Class C   Class N   Class Y
                                Shares    Shares   Shares   Shares    Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) on   4.75%     None     None     None      None
Purchases (as % of offering
price)
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Maximum Deferred Sales Charge
(Load) (as % of the lower of     None1     5%2      1%3       1%4      None
the
original offering price or
redemption proceeds)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1. A contingent deferred        Class A  Class B  Class C   Class N   Class Y
sales charge may apply to                                   Shares
redemptions of investments of
$1 million or more ($500,000
for certain retirement plan
accounts) of Class A shares.

See "How to Buy Shares" for
details.
2. Applies to redemptions in
first year after purchase.
The contingent deferred sales
charge declines to 1% in the
sixth year and is eliminated
after that.

3. Applies to shares redeemed             Shares   Shares             Shares
within 12 months of purchase.
4. Applies to shares redeemed
within 18 months of
retirement plan's first
purchase of Class N shares.

Annual Fund Operating
Expenses (deducted from Fund
assets):
(% of average daily net
assets)
                                Shares

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

----------------------- 0.50%      0.50%            0.50%                      0.50%
Management Fees

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Distribution and/or Service      0.25%    1.00%    1.00%     0.50%     None
(12b-1) Fees

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Other Expenses                   0.25%    0.25%    0.25%     0.25%     0.25%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Annual Operating           1.00%    1.75%    1.75%     1.25%     0.75%
Expenses

-------------------------------------------------------------------------------

Expenses may vary in future years.   Because the Fund is
a new fund with no operating history, the rates for
management fees are the maximum rates that can be charged
under the investment advisory agreement. "Other Expenses"
are estimates of transfer agent fees, custodial expenses,
and accounting and legal expenses, among others, based on
the Manager's projections of what those expenses will be
during the Fund's first fiscal year. The Manager has
voluntarily agreed to waive management fees and/or
reimburse the Fund for certain expenses so that "Total
Annual Operating Expenses" will not exceed 0.90% for
Class A shares, 1.65% for Class B Shares and Class C
shares, and 1.15% for Class N shares, respectively. The
voluntary waivers described above may be amended or
withdrawn at any time.
-----------------------------------------------------------

Examples. The following examples are intended to help you
compare the cost of investing in the Fund with the cost of
investing in other mutual funds. The examples assume that
you invest $10,000 in a class of shares of the Fund for the
time periods indicated and reinvest your dividends and
distributions.

      The first example assumes that you redeem all of your
shares at the end of those periods. The second example
assumes that you keep your shares. Both examples also
assume that your investment has a 5% return each year and
that the class's operating expenses remain the same. Your
actual costs may be higher or lower because expenses will
vary over time. Based on these assumptions your expenses
would be as follows:

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If shares are redeemed:           1 Year                     3 Years

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares                     $572                        $778

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Shares                     $678                        $851

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Shares                     $278                        $551

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Shares                     $227                        $397

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class Y Shares                      $77                        $240

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

If shares are not                 1 Year                     3 Years
redeemed:

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares                     $572                        $778

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Shares                     $178                        $551

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Shares                     $178                        $551

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Shares                     $127                        $397

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class Y Shares                      $77                        $240

-------------------------------------------------------------------------------

In the first example, expenses include the initial sales
charge for Class A and the applicable Class B, Class C and
Class N contingent deferred sales charges. In the second
example, the Class A expenses include the sales charge, but
Class B, Class C and Class N expenses do not include
contingent deferred sales charges.  There are no sales
charges on Class Y shares.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of
the Fund's portfolio among the different types of
investments will vary over time based upon the evaluation
of economic and market trends. The Fund's portfolio might
not always include all of the different types of
investments described in this prospectus. The Statement of
Additional Information contains more detailed information
about the Fund's investment policies and risks.

      The  Manager   tries  to  reduce  risks  by  carefully
researching  securities before they are purchased.  The Fund
attempts  to  reduce  its   exposure  to  market   risks  by
diversifying  its  investments,  that is,  by not  holding a substantial  amount of  securities  of any one issuer and by not  investing  too great a percentage  of the Fund's assets in any one company.  Also, the Fund does not concentrate 25%
or more of its investments in any one industry.

      However, changes in the overall market prices of
securities and any income they may pay can occur at any
time. The share price and yield of the Fund will change
daily based on changes in market prices of securities and
market conditions, and in response to other economic events.

      In selecting  debt  securities  and  evaluating  their
yield  potential and credit risk,  the Manager does not rely solely on  ratings  by rating  organizations  but  evaluates business and economic  factors  affecting an issuer as well.
The  debt   securities   the  Fund  buys  may  be  rated  by
nationally  recognized rating  organizations such as Moody's
Investors  Service  ("Moody's")  or Standard & Poor's Rating
Services  ("S&P"),   or  they  may  be  unrated   securities
assigned   an    equivalent    rating   by   the    Manager.
"Investment-grade"  rated  securities  are those in the four
highest    rating    categories    of    national    ratings
organizations.  A description  of those ratings  definitions is  included in Appendix A to the  Statement  of  Additional
Information.

U.S. Government Securities. Not all of the U.S. government
      securities the Fund buys are backed by the full faith
      and credit of the U.S. government as to payment of
      interest and repayment of principal. Some are backed
      by the right of the entity to borrow from the U.S.
      Treasury. Others are backed only by the credit of the
      instrumentality. All of these different types of
      securities described below are generally referred to
      as "U.S. government securities" in this Prospectus.
o     U.S. Treasury Obligations. These include Treasury
      bills (having maturities of one year or less when
      issued), Treasury notes (having maturities of more
      than one year and up to ten years when issued), and
      Treasury bonds (having maturities of more than ten
      years when issued). Treasury securities are backed by
      the full faith and credit of the United States as to
      timely payments of interest and repayments of
      principal. The Fund can buy U.S. Treasury securities
      that have been "stripped" of their coupons and
      zero-coupon securities described below.
o     Obligations Issued or Guaranteed by U.S. Government
      Agencies or Instrumentalities. These include direct
      obligations and mortgage-related securities that have
      different levels of credit support from the U.S.
      government. Some are supported by the full faith and
      credit of the U.S. government, such as Government
      National Mortgage Association ("Ginnie Mae")
      pass-through mortgage certificates. Some are
      supported by the right of the issuer to borrow from
      the U.S. Treasury under certain circumstances, such
      as Federal National Mortgage Association ("Fannie
      Mae") bonds or Federal Home Loan Mortgage Corporation
      ("Freddie Mac") obligations.
o     Mortgage-Related U.S. Government Securities. These
      include interests in pools of residential or
      commercial mortgages, in the form of CMOs and other
      "pass-through" mortgage securities. CMOs that are
      U.S. government securities have collateral to secure
      payment of interest and principal. They may be issued
      in different series with different interest rates and
      maturities. The collateral is either in the form of
      mortgage pass-through certificates issued or
      guaranteed by a U.S. agency or instrumentality or
      mortgage loans insured by a U.S. government agency.
      The Fund can have substantial amounts of its assets
      invested in mortgage-related U.S. government
      securities.
      The prices and yields of CMOs are determined, in
      part, by assumptions about the cash flows from the
      rate of payments of the underlying mortgages. Changes
      in interest rates may cause the rate of expected
      prepayments of those mortgages to change. These
      prepayment risks can make the prices of CMOs very
      volatile when interest rates change. That volatility
      will affect the Fund's share prices.
Other Debt Securities. While the Fund invests primarily in
      investment-grade debt securities, it is not required
      to dispose of debt securities that fall below
      investment grade after the Fund buys them. However,
      the portfolio managers will monitor those holdings to
      determine whether the Fund should sell them. While
      securities rated "Baa" by Moody's or "BBB" by S&P are
      considered "investment grade," they have some
      speculative characteristics.
      While investment-grade securities are subject to
      risks of non-payment of interest and principal, in
      general, higher-yielding lower-grade bonds, whether
      rated or unrated, have greater risks than
      investment-grade securities. There may be less of a
      market for them and therefore they may be harder to
      value and sell at an acceptable price. These risks
      can reduce the Fund's share prices and the income it
      earns.
o     Private-Issuer Securities. The Fund can invest in
      securities issued by private issuers that do not
      offer the credit backing of the U.S. government.
      These include multi-class debt or pass-through
      certificates secured by mortgage loans. They may be
      issued by banks, savings and loans, mortgage bankers
      or special trusts. The Fund can buy other types of
      asset-backed securities collateralized by loans or
      other assets or receivables. Private-issuer
      mortgage-backed securities are subject to the credit
      risks of the issuers (as well as the interest rate
      risks and prepayment risks discussed above). There is
      the risk that private issuers may not make timely
      payment of interest or repay principal when due,
      although in some cases those payment obligations may
      be supported by insurance or guarantees.
The Fund's Portfolio "Duration" Strategy.  The "maturity"
      of a security (the date when its principal repayment
      is due) differs from effective duration, which
      attempts to measure the expected volatility of a
      security's price.
      The Fund measures the duration of its entire
      portfolio of securities on a dollar-weighted basis,
      to try to maintain an average effective duration of
      its portfolio of three to six years under normal
      market conditions (that is, when financial markets
      are not in an unstable or volatile state). However,
      duration cannot be relied on as an exact prediction
      of future volatility. There can be no assurance that
      the Fund will achieve its targeted portfolio duration
      at all times.
      Duration calculations rely on a number of assumptions
      and variables based on the historic performance of
      similar securities. Therefore, duration can be
      affected by unexpected economic events or conditions
      relating to a particular security. In the case of
      CMOs, duration calculations are based on historic
      rates of prepayments of underlying mortgages. If the
      mortgages underlying the Fund's investments are
      prepaid more rapidly or more slowly than expected,
      the duration calculation for that security may not be
      correct.
Foreign Investing. The Fund typically invests a portion of
      its assets in foreign debt securities. The Fund can
      buy debt securities issued by foreign governments or
      companies. The Fund can buy securities of governments
      and companies in under-developed and developed
      markets.  However, the Fund may not invest more than
      10% of its net assets in the securities of
      governments and companies in emerging markets.  Debt
      securities issued or guaranteed by a foreign
      government or its agencies might not be backed by the
      "full faith and credit" of the government.

      The Fund's foreign debt investments can be
      denominated in U.S. dollars or in foreign
      currencies.   However, the Fund may not invest more
      than 20% of its net assets in foreign debt
      securities.  The Fund will buy and sell foreign
      currency only in connection with the purchase and
      sale of foreign securities and not for speculation.
Portfolio Turnover. A change in the securities held by the
      Fund is known as "portfolio turnover".  The Fund may
      engage in short-term trading to try to achieve its
      objective and may have a high portfolio turnover rate
      of over 100% annually. Increased portfolio turnover
      creates higher brokerage and transaction costs for
      the Fund.   However, most of the Fund's portfolio
      transactions are principal trades that do not entail
      brokerage fees. If the Fund realizes capital gains
      when it sells its portfolio investments, it must
      generally pay those gains out to shareholders,
      increasing their taxable distributions.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?
The Fund's Board of Trustees can change non-fundamental
investment policies without shareholder approval, although
significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without
the approval of a majority of the Fund's outstanding voting
shares. The Fund's investment objective is a fundamental
policy.  Other investment restrictions that are fundamental
policies are listed in the Statement of Additional
Information. An investment policy is not fundamental unless
this Prospectus or the Statement of Additional Information
says that it is. The Fund's policy to invest at least 80%
of its net assets (plus borrowings for investment purposes)
in bonds is not a fundamental policy; however, it cannot be
changed without 60 days prior notice to shareholders.

OTHER INVESTMENT STRATEGIES AND RISKS. To seek its
objective, the Fund can use the investment techniques and
strategies described below which are not principal policies
of the Fund. The Manager might not always use all of them.
These techniques have risks, although some are designed to
help reduce overall investment or market risks.
Forward Rolls.  The Fund can enter into "forward roll"
      transactions with respect to mortgage-related
      securities.  In this type of transaction, the Fund
      sells a mortgage-related security to a buyer and
      simultaneously agrees to repurchase a similar
      security at a later date at a set price.
      During the period between the sale and the
      repurchase, the Fund will not be entitled to receive
      interest and principal payments on the securities
      that have been sold.  It is possible that the market
      value of the securities the Fund sells may decline
      below the price at which the Fund is obligated to
      repurchase securities, or that the counterparty might
      default in its obligation.
Zero-Coupon and "Stripped" Securities. Some of the debt
      securities the Fund buys are zero-coupon bonds that
      pay no interest. They are issued at a substantial
      discount from their face value. They may be
      securities issued by the U.S. government or private
      issuers. "Stripped" securities are the separate
      income or principal components of a debt security.
      Some CMOs or other mortgage-related securities may be
      stripped, with each component having a different
      proportion of principal or interest payments. One
      class might receive all the interest and the other
      all the principal payments.
      Zero-coupon and stripped securities are subject to
      greater fluctuations in price from interest rate
      changes than typical debt securities that pay
      interest on a regular basis. The Fund may have to pay
      out the imputed income on zero-coupon securities
      without receiving the cash currently. Stripped
      securities are particularly sensitive to changes in
      interest rates.
      The values of interest-only and principal-only
      mortgage-related securities are very sensitive to
      changes in interest rates and prepayments of
      underlying mortgages. The market for these securities
      may be limited, making it difficult for the Fund to
      value or to sell its holdings at an acceptable price.
Asset-Backed Securities. The Fund can buy asset-backed
      securities, which are fractional interests in pools
      of loans collateralized by the loans or other assets
      or receivables. They are typically issued by trusts
      and special purpose corporations that pass the income
      from the underlying pool to the buyer of the
      interest. These securities are subject to prepayment
      risks and the risk of default by the issuer as well
      as by the borrowers of the underlying loans in the
      pool.
Illiquid and Restricted Securities. Investments may be
      illiquid because they do not have an active trading
      market, making it difficult to value them or sell
      them at an acceptable price. A restricted security is
      one that has a contractual restriction on its resale
      or which cannot be sold publicly until it is
      registered under applicable securities laws. The Fund
      will not invest more than 15% of its net assets in
      illiquid or restricted securities. Certain restricted
      securities that are eligible for resale to qualified
      institutional purchasers may not be subject to that
      limit. The Manager monitors holdings of illiquid
      securities on an ongoing basis to determine whether
      to sell any holdings to maintain adequate liquidity.
"Structured" Notes. The Fund can buy "structured" notes,
      which are specially-designed derivative debt
      investments whose payments of principal or interest
      payments are linked to the value of an index (such as
      a currency or securities index) or commodity,
      including financial commodities. The terms of the
      instrument may be "structured" by the purchaser (the
      Fund) and the borrower issuing the note.
      The principal and/or interest payments depend on the
      performance of one or more other securities or
      indices, and the values of these notes will therefore
      fall or rise in response to the changes in the values
      of the underlying security or index. They are subject
      to both credit and interest rate risks and therefore
      the Fund could receive more or less than it
      originally invested when the notes mature, or it
      might receive less interest than the stated coupon
      payment if the underlying investment or index does
      not perform as anticipated. Their values may be very
      volatile and they may have a limited trading market,
      making it difficult for the Fund to sell its
      investment at an acceptable price.
Hedging. The Fund can buy and sell certain kinds of futures
      contracts, put and call options, interest rate swaps
      and forward contracts to hedge investment risks.
      These are all examples of hedging instruments.  The
      Fund is not required to use hedging instruments to
      seek its objective and does not currently use them to
      a significant degree.
      There are special risks in particular hedging
      strategies. If the Manager used a hedging instrument
      at the wrong time or judged market conditions
      incorrectly, the hedge might fail and the strategy
      could reduce the Fund's return. The Fund could also
      experience losses if the prices of its futures and
      options positions were not correlated with its other
      investments or if it could not close out a position
      because of an illiquid market.
Short-Term Debt Securities. The Fund can buy high-quality,
      short-term money market instruments, including
      obligations of the U.S. Government and its agencies,
      short-term corporate debt obligations, bank
      certificates of deposit and bankers' acceptances, and
      commercial paper, which are short-term, negotiable
      promissory notes of companies.
Risks of Foreign Investing. While foreign securities offer
      special investment opportunities, there are also
      special risks that can reduce the Fund's share prices
      and returns. The change in value of a foreign
      currency against the U.S. dollar will result in a
      change in the U.S. dollar value of securities
      denominated in that foreign currency. Currency rate
      changes can also affect the distributions the Fund
      makes from the income it receives from foreign
      securities as foreign currency values change against
      the U.S. dollar. Foreign investing can result in
      higher transaction and operating costs for the Fund.
      Foreign issuers are not subject to the same
      accounting and disclosure requirements that U.S.
      companies are subject to.  The value of foreign
      investments may be affected by exchange control
      regulations, currency devaluation, expropriation or
      nationalization of a company's assets, foreign taxes,
      delays in settlement of transactions, changes in
      governmental economic or monetary policy in the U.S.
      or abroad, or other political and economic factors.
      These risks could cause the prices of foreign
      securities to fall and therefore could depress the
      Fund's share prices.
Special  Risks  of  Emerging  Markets.   The  Fund  can  buy
      securities in emerging and  developing  markets.  They
      present risks not found in more mature markets.  Those
      securities  may  be  more  difficult  to  sell  at  an
      acceptable   price  and  their   prices  may  be  more
      volatile than  securities of issuers in more developed
      markets.  Settlements  of  trades  may be  subject  to
      greater  delays so that the Fund might not receive the
      sale proceeds of a security on a timely basis.

      Emerging  markets  might have less  developed  trading
      markets and exchanges,  and less  developed  legal and
      accounting  systems.  Investments  may be  subject  to
      greater   risks   of   government    restrictions   on
      withdrawing  the sales proceeds of securities from the
      country.  Economies  of  developing  countries  may be
      more dependent on relatively  few industries  that may
      be  highly  vulnerable  to local and  global  changes.
      Governments  may be more unstable and present  greater
      risks of  nationalization  or  restrictions on foreign
      ownership   of  stocks  of  local   companies.   These
      investments  may be  substantially  more volatile than
      securities of issuers in the U.S. and other  developed
      countries and may be very speculative.

Temporary  Defensive  and Interim  Investments.  In times of adverse or  unstable  market,  economic  or  political
      conditions,  the  Fund  can  invest  up to 100% of its
      total assets in temporary  defensive  investments that
      are inconsistent with the Fund's principal  investment
      strategies.  Generally  they  would  be,  highly-rated
      commercial  paper and money market  instruments,  U.S.
      government   securities  and  repurchase   agreements.
      The Fund  might also hold  these  types of  securities
      pending the  investment  of proceeds  from the sale of
      Fund  shares  or  portfolio   securities  or  to  meet
      anticipated   redemptions  of  Fund  shares.   To  the
      extent   the  Fund   invests   defensively   in  these
      securities,   it  may  not  achieve   its   investment
      objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and
handles its day-to-day business. The Manager carries out
its duties, subject to the policies established by the
Fund's Board of Trustees, under an investment advisory
agreement that states the Manager's responsibilities. The
agreement sets the fees the Fund pays to the Manager and
describes the expenses that the Fund is responsible to pay
to conduct its business.

      The Manager has been an investment advisor since
January 1960. The Manager and its subsidiaries and
controlled affiliates managed more than $120 billion in
assets as of December 31, 2002, including other Oppenheimer
funds, with more than 7 million shareholder accounts. The
Manager is located at 498 Seventh Avenue, New York, New
York 10018.

Portfolio Managers.  The portfolio managers of the Fund are
      Angelo Manioudakis, Charles Moon and Benjamin Gord.
      Mr. Manioudakis is a Vice President of the Fund and
      Senior Vice President of the Manager. He is also an
      officer and portfolio manager of other Oppenheimer
      funds.  Prior to joining the Manager in April 2002,
      Mr. Manioudakis was a portfolio manager at Morgan
      Stanley Investment Management (since August 1993).
      Messrs. Gord and Moon are Vice Presidents of the
      Manager. Prior to joining the Manager in April 2002,
      Mr. Gord was an executive director and senior fixed
      income analyst at Morgan Stanley Investment
      Management (since April 1992). Prior to joining the
      Manager in April 2002, Mr. Moon was an executive
      director and portfolio manager at Morgan Stanley
      Investment Management (since June 1999) and a Vice
      President of Citicorp Securities Inc. (June 1993-May
      1999).

Advisory Fees. Under the investment advisory agreement, the
      Fund pays the Manager an advisory fee at an annual
      rate that declines as the Fund grows: 0.50% of the
      first $250 million of average annual net assets of
      the Fund; 0.475% of the next $500 million; and 0.45%
      of average annual net assets in excess of $750
      million.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The
Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and
redemption) orders. The Distributor, in its sole
discretion, may reject any purchase order for the Fund's
shares.

Buying Shares Through Your Dealer. You can buy shares
      through any dealer, broker or financial institution
      that has a sales agreement with the Distributor. Your
      dealer will place your order with the Distributor on
      your behalf.
Buying Shares Through the Distributor. Complete an
      OppenheimerFunds New Account Application and return
      it with a check payable to "OppenheimerFunds
      Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent
      in buying the shares. However, we recommend that you
      discuss your investment with a financial advisor
      before you make a purchase to be sure that the Fund
      is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased
      through the Distributor may be paid for by Federal
      Funds wire. The minimum investment is $2,500. Before
      sending a wire, call the Distributor's Wire
      Department at 1.800.225.5677 to notify the
      Distributor of the wire and to receive further
      instructions.
o     Buying Shares Through OppenheimerFunds AccountLink.
      With AccountLink, you pay for shares by electronic
      funds transfers from your bank account. Shares are
      purchased for your account by a transfer of money
      from your bank account through the Automated Clearing
      House (ACH) system. You can provide those
      instructions automatically, under an Asset Builder
      Plan, described below, or by telephone instructions
      using OppenheimerFunds PhoneLink, also described
      below. Please refer to "AccountLink," below for more
      details.
o     Buying Shares Through Asset Builder Plans. You may
      purchase shares of the Fund automatically each month
      from your account at a bank or other financial
      institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases,
you can buy Fund shares with a minimum initial investment
of $1,000 and make additional investments at any time with
as little as $50. There are reduced minimums available
under the following special investment plans:
o     If you establish one of the many types of retirement
      plan accounts that OppenheimerFunds offers, more
      fully described below under "Special Investor
      Services," you can start your account with as little
      as $500.
o     By using an Asset Builder Plan or Automatic Exchange
      Plan (details are in the Statement of Additional
      Information), or government allotment plan, you can
      make subsequent investments (after making the initial
      investment of $500) for as little as $50. For any
      type of account established under one of these plans
      prior to November 1, 2002, the minimum additional
      investment will remain $25.
o     The minimum investment requirement does not apply to
      reinvesting dividends from the Fund or other
      Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask
      your dealer or call the Transfer Agent), or
      reinvesting distributions from unit investment trusts
      that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their
offering price which is the net asset value per share plus
any initial sales charge that applies. The offering price
that applies to a purchase order is based on the next
calculation of the net asset value per share that is made
after the Distributor receives the purchase order at its
offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of
      each class of shares as of the close of The New York
      Stock Exchange ("the Exchange"), on each day the
      Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange
      normally closes at 4:00 P.M., Eastern time, but may
      close earlier on some days. All references to time in
      this Prospectus mean "Eastern time."

      The net asset value per share is determined by
      dividing the value of the Fund's net assets
      attributable to a class by the number of shares of
      that class that are outstanding. To determine net
      asset value, the Fund's Board of Trustees has
      established procedures to value the Fund's
      securities, in general, based on market value. The
      Board has adopted special procedures for valuing
      illiquid and restricted securities and obligations
      for which market values cannot be readily obtained.
      Because some foreign securities trade in markets and
      on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign
      investments may change on days when investors cannot
      buy or redeem Fund shares.

      If, after the close of the principal market on which
      a security held by the Fund is traded, and before the
      time the Fund's securities are priced that day, an
      event occurs that the Manager deems likely to cause a
      material change in the value of such security, the
      Fund's Board of Trustees has authorized the Manager,
      subject to the Board's review, to ascertain a fair
      value for such security.  A security's valuation may
      differ depending on the method used for determining
      value.

The Offering Price. To receive the offering price for a
      particular day, in most cases the Distributor or its
      designated agent must receive your order by the time
      the Exchange closes that day. If your order is
      received on a day when the Exchange is closed or
      after it has closed, the order will receive the next
      offering price that is determined after your order is
      received.
Buying Through a Dealer. If you buy shares through a
      dealer, your dealer must receive the order by the
      close of the Exchange and transmit it to the
      Distributor so that it is received before the
      Distributor's close of business on a regular business
      day (normally 5:00 P.M.) to receive that day's
      offering price, unless your dealer has made
      alternative arrangements with the Distributor.
      Otherwise, the order will receive the next offering
      price that is determined.

------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers
investors five different classes of shares. The different
classes of shares represent investments in the same
portfolio of securities, but the classes are subject to
different expenses and will likely have different share
prices. When you buy shares, be sure to specify the class
of shares. If you do not choose a class, your investment
will be made in Class A shares.
------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an
      initial sales charge (on investments up to $1 million
      for regular accounts or lesser amounts for certain
      retirement plans). The amount of that sales charge
      will vary depending on the amount you invest. The
      sales charge rates are listed in "How Can You Buy
      Class A Shares?" below.
------------------------------------------------------------

------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 6  years of buying them, you will
      normally pay a contingent deferred sales charge. That
      contingent deferred sales charge varies depending on
      how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
------------------------------------------------------------

------------------------------------------------------------

Class C Shares. If you buy Class C shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 12 months of buying them, you will
      normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C
      Shares?" below.
------------------------------------------------------------

------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only
      through certain retirement plans), you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 18 months of the retirement plan's
      first purchase of Class N shares, you may pay a
      contingent deferred sales charge of 1.0%, as
      described in "How Can You Buy Class N Shares?" below.

------------------------------------------------------------
------------------------------------------------------------

Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have special agreements
      with the Distributor.
------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide
that the Fund is an appropriate investment for you, the
decision as to which class of shares is best suited to your
needs depends on a number of factors that you should
discuss with your financial advisor. Some factors to
consider are how much you plan to invest and how long you
plan to hold your investment. If your goals and objectives
change over time and you plan to purchase additional
shares, you should re-evaluate those factors to see if you
should consider another class of shares. The Fund's
operating costs that apply to a class of shares and the
effect of the different types of sales charges on your
investment will vary your investment results over time.

      The discussion below is not intended to be investment
advice or a recommendation, because each investor's
financial considerations are different. The discussion
below assumes that you will purchase only one class of
shares and not a combination of shares of different
classes. Of course, these examples are based on
approximations of the effects of current sales charges and
expenses projected over time, and do not detail all of the
considerations in selecting a class of shares. You should
analyze your options carefully with your financial advisor
before making that choice.

How Long Do You Expect to Hold Your Investment? While
      future financial needs cannot be predicted with
      certainty, knowing how long you expect to hold your
      investment will assist you in selecting the
      appropriate class of shares. Because of the effect of
      class-based expenses, your choice will also depend on
      how much you plan to invest. For example, the reduced
      sales charges available for larger purchases of Class
      A shares may, over time, offset the effect of paying
      an initial sales charge on your investment, compared
      to the effect over time of higher class-based
      expenses on shares of Class B, Class C or Class N.
      For retirement plans that qualify to purchase Class N
      shares, Class N shares will generally be more
      advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is
      meant to be a long-term investment, if you have a
      relatively short-term investment horizon (that is,
      you plan to hold your shares for not more than six
      years), you should probably consider purchasing Class
      A  or Class C shares rather than Class B shares. That
      is because of the effect of the Class B contingent
      deferred sales charge if you redeem within SIX years,
      as well as the effect of the Class B asset-based
      sales charge on the investment return for that class
      in the short-term. Class C shares might be the
      appropriate choice (especially for investments of
      less than $100,000), because there is no initial
      sales charge on Class C shares, and the contingent
      deferred sales charge does not apply to amounts you
      sell after holding them one year.

      However, if you plan to invest more than $100,000 for
      the shorter term, then as your investment horizon
      increases toward six years, Class C shares might not
      be as advantageous as Class A shares. That is because
      the annual asset-based sales charge on Class C shares
      will have a greater impact on your account over the
      longer term than the reduced front-end sales charge
      available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1
      million or more, in most cases Class A shares will be
      the most advantageous choice, no matter how long you
      intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders
      of $500,000 or more of Class B shares or $1 million
      or more of Class C shares from a single investor.

o     Investing  for the Longer Term.  If you are  investing
      less than  $100,000 for the  longer-term,  for example
      for  retirement,  and do not expect to need  access to
      your  money  for seven  years or more,  Class B shares
      may be appropriate.

Are There  Differences  in Account  Features  That Matter to
      You?  Some  account  features  may not be available to
      Class  B,  Class  C and  Class N  shareholders.  Other
      features may not be  advisable  (because of the effect
      of the contingent  deferred sales charge) for Class B,
      Class  C and  Class  N  shareholders.  Therefore,  you
      should  carefully  review  how you  plan  to use  your
      investment  account  before  deciding  which  class of
      shares to buy.

      Additionally, the dividends payable to Class B, Class
      C and Class N shareholders will be reduced by the
      additional expenses borne by those classes that are
      not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge
      described below and in the Statement of Additional
      Information. Share certificates are only available
      for Class A shares. If you are considering using your
      shares as collateral for a loan, that may be a factor
      to consider.  Also, checkwriting is not available on
      accounts holding shares that are subject to a
      contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A
      financial advisor may receive different compensation
      for selling one class of shares than for selling
      another class. It is important to remember that Class
      B, Class C and Class N contingent deferred sales
      charges and asset-based sales charges have the same
      purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for
      concessions and expenses it pays to dealers and
      financial institutions for selling shares. The
      Distributor may pay additional compensation from its
      own resources to securities dealers or financial
      institutions based upon the value of shares of the
      Fund owned by the dealer or financial institution for
      its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C
to the Statement of Additional Information details the
conditions for the waiver of sales charges that apply in
certain cases, and the special sales charge rates that
apply to purchases of shares of the Fund by certain groups,
or under specified retirement plan arrangements or in other
special types of transactions. To receive a waiver or
special sales charge rate, you must advise the Distributor
when purchasing shares or the Transfer Agent when redeeming
shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at
their offering price, which is normally net asset value
plus an initial sales charge. However, in some cases,
described below, purchases are not subject to an initial
sales charge, and the offering price will be the net asset
value. In other cases, reduced sales charges may be
available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your
account.

      The sales charge varies depending on the amount of
your purchase. A portion of the sales charge may be
retained by the Distributor or allocated to your dealer as
a concession. The Distributor reserves the right to reallow
the entire concession to dealers. The current sales charge
rates and concessions paid to dealers and brokers are as
follows:

 ------------------------------------------------------------------------------

 ------------------------ Front-End Sales  Front-End Sales   Concession As
       Amount of Purchase ---------------- Charge As a       Percentage of
                          Charge As a      Percentage of     Offering Price
                          Percentage of    Net
                          Offering Price   Amount Invested

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $50,000             4.75%             4.98%             4.00%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $50,000 or more but           4.50%             4.71%             3.75%
 less than $100,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $100,000 or more but          3.50%             3.63%             2.75%
 less than $250,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible
      to buy Class A shares at reduced sales charge rates
      under the Fund's "Right of Accumulation" or a Letter
      of Intent, as described in "Reduced Sales Charges" in
      the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no
      initial sales charge on purchases of Class A shares
      of any one or more of the Oppenheimer funds
      aggregating $1 million or more, or for certain
      purchases by particular types of retirement plans
      that were permitted to purchase such shares prior to
      March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial
      purchases of Class A shares subject to a contingent
      deferred sales charge. The Distributor pays dealers
      of record concessions in an amount equal to 1.0% of
      purchases of $1 million or more other than by
      grandfathered retirement accounts. For grandfathered
      retirement accounts, the concession is 0.75% of the
      first $2.5 million of purchases plus 0.25% of
      purchases in excess of $2.5 million. In either case,
      the concession will not be paid on purchases of
      shares by exchange or that were previously subject to
      a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month
      "holding period" measured from the beginning of the
      calendar month of their purchase, a contingent
      deferred sales charge (called the "Class A contingent
      deferred sales charge") may be deducted from the
      redemption proceeds. That sales charge will be equal
      to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares
      at the time of redemption (excluding shares purchased
      by reinvestment of dividends or capital gain
      distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not
      exceed the aggregate amount of the concessions the
      Distributor paid to your dealer on all purchases of
      Class A shares of all Oppenheimer funds you made that
      were subject to the Class A contingent deferred sales
      charge.

Purchases by Certain Retirement Plans. There is no initial
      sales charge on purchases of Class A shares of any
      one or more Oppenheimer funds by retirement plans
      that have $10 million or more in plan assets and that
      have entered into a special agreement with the
      Distributor and by retirement plans which are part of
      a retirement plan product or platform offered by
      certain banks, broker-dealers, financial advisors,
      insurance companies or recordkeepers which have
      entered into a special agreement with the
      Distributor. The Distributor currently pays dealers
      of record concessions in an amount equal to 0.25% of
      the purchase price of Class A shares by those
      retirement plans from its own resources at the time
      of sale, subject to certain exceptions as described
      in the Statement of Additional Information. There is
      no contingent deferred sales charge upon the
      redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at
net asset value per share without an initial sales charge.
However, if Class B shares are redeemed within six years
from the beginning of the calendar month of their purchase,
a contingent deferred sales charge will be deducted from
the redemption proceeds. The Class B contingent deferred
sales charge is paid to compensate the Distributor for its
expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge
will depend on the number of years since you invested and
the dollar amount being redeemed, according to the
following schedule for the Class B contingent deferred
sales charge holding period:

-------------------------------------------------------------------------------

Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

0 - 1                                   5.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1 - 2                                   4.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2 - 3                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

3 - 4                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

4 - 5                                   2.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

5 - 6                                   1.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

More than 6                             None

-------------------------------------------------------------------------------

In the table,  a "year" is a 12-month  period.  In  applying the  contingent  deferred  sales  charge,  all purchases are considered to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares
      automatically convert to Class A shares 72 months
      after you purchase them. This conversion feature
      relieves Class B shareholders of the asset-based
      sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described
      below. The conversion is based on the relative net
      asset value of the two classes, and no sales load or
      other charge is imposed. When any Class B shares that
      you hold convert, any other Class B shares that were
      acquired by reinvesting dividends and distributions
      on the converted shares will also convert to Class A
      shares. For further information on the conversion
      feature and its tax implications, see "Class B
      Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at
net asset value per share without an initial sales charge.
However, if Class C shares are redeemed within a holding
period of 12 months from the beginning of the calendar
month of their purchase, a contingent deferred sales charge
of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to
compensate the Distributor for its expenses of providing
distribution-related services to the Fund in connection
with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered
for sale to retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of
one or more Oppenheimer funds or to group retirement plans
(which do not include IRAs and 403(b) plans) that have
assets of $500,000 or more or 100 or more eligible
participants. See "Availability of Class N shares" in the
Statement of Additional Information for other circumstances
where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be
imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N
      shares of all Oppenheimer funds are terminated as an
      investment option of the plan and Class N shares are
      redeemed within 18 months after the plan's first
      purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares
      are redeemed within 18 months of the plan's first
      purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose
charges on plan participant accounts. The procedures for
buying, selling, exchanging and transferring the Fund's
other classes of shares (other than the time those orders
must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to
purchasers of those other classes of shares described
elsewhere in this Prospectus do not apply to Class N shares
offered through a group retirement plan. Instructions for
buying, selling, exchanging or transferring Class N shares
offered through a group retirement plan must be submitted
by the plan, not by plan participants for whose benefit the
shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net
asset value per share without a sales charge directly to
institutional investors that have special agreements with
the Distributor for this purpose. They may include
insurance companies, registered investment companies and
employee benefit plans. Individual investors cannot buy
Class Y shares directly.

      An institutional investor that buys Class Y shares
for its customers' accounts may impose charges on those
accounts. The procedures for buying, selling, exchanging
and transferring the Fund's other classes of shares (other
than the time those orders must be received by the
Distributor or Transfer Agent at their Colorado office) and
the special account features available to investors buying
those other classes of shares do not apply to Class Y
shares. Instructions for buying, selling, exchanging or
transferring Class Y shares held by institutional investors
must be submitted by the institutional investor, not by its
customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a
      Service Plan for Class A shares. It reimburses the
      Distributor for a portion of its costs incurred for
      services provided to accounts that hold Class A
      shares. Reimbursement is made quarterly at an annual
      rate of up to 0.25% of the average annual net assets
      of Class A shares of the Fund. The Distributor
      currently uses all of those fees to pay dealers,
      brokers, banks and other financial institutions
      quarterly for providing personal service and
      maintenance of accounts of their customers that hold
      Class A shares. With respect to Class A shares
      subject to a Class A contingent deferred sales charge
      purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in
      advance for the first year after the shares are sold
      by the dealer. During the first year the shares are
      sold, the Distributor retains the service fee. After
      the shares have been held for a year, the Distributor
      pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and
      Class N Shares. The Fund has adopted Distribution and
      Service Plans for Class B, Class C and Class N shares
      to pay the Distributor for its services and costs in
      distributing Class B, Class C and Class N shares and
      servicing accounts. Under the plans, the Fund pays
      the Distributor an annual asset-based sales charge of
      0.75% on Class B and Class C and 0.25% on Class N
      shares. The Distributor also receives an annual asset
      based service fee of 0.25% under the Class B, Class C
      and Class N plans.

      The asset-based sales charge and service fees
      increase Class B and Class C expenses by 1.0% and
      increase Class N expenses by 0.50% of the net assets
      per year of the respective class. Because these fees
      are paid out of the Fund's assets on an on-going
      basis, over time these fees will increase the cost of
      your investment and may cost you more than other
      types of sales charges.

      The Distributor uses the service fees to compensate
      dealers for providing personal services for accounts
      that hold Class B, Class C or Class N shares. The
      Distributor pays the 0.25% service fees to dealers in
      advance for the first year after the shares are sold
      by the dealer. After the shares have been held for a
      year, the Distributor pays the service fees to
      dealers on a quarterly basis. The Distributor retains
      the service fees for accounts for which it renders
      the required personal services.

      The Distributor currently pays a sales concession of
      3.75% of the purchase price of Class B shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class B shares is therefore 4.00% of
      the purchase price. The Distributor retains the Class
      B asset-based sales charge. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class C shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class C shares is therefore 1.0% of
      the purchase price. The Distributor pays the
      asset-based sales charge as an ongoing concession to
      the dealer on Class C shares that have been
      outstanding for a year or more. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class N shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class N shares is therefore 1.0% of
      the purchase price. The Distributor retains the
      asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link
your Fund account with an account at a U.S. bank or other
financial institution. It must be an Automated Clearing
House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by
      telephone (through a service representative or by
      PhoneLink) or automatically under Asset Builder
      Plans, or
    o have the Transfer Agent send redemption proceeds or
      transmit dividends and distributions directly to your
      bank account. Please call the Transfer Agent for more
      information.

      You may purchase shares by telephone only after your
account has been established. To purchase shares in amounts
up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be
debited from your bank account.

      AccountLink privileges should be requested on your
Application or your dealer's settlement instructions if you
buy your shares through a dealer. After your account is
established, you can request AccountLink privileges by
sending signature-guaranteed instructions and proper
documentation to the Transfer Agent. AccountLink privileges
will apply to each shareholder listed in the registration
on your account as well as to your dealer representative of
record unless and until the Transfer Agent receives written
instructions terminating or changing those privileges.
After you establish AccountLink for your account, any
change of bank account information must be made by
signature-guaranteed instructions to the Transfer Agent
signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated
telephone system that enables shareholders to perform a
number of account transactions automatically using a
touch-tone phone. PhoneLink may be used on
already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to
      $100,000 by phone, by calling 1.800.225.5677. You
      must have established AccountLink privileges to link
      your bank account with the Fund to pay for these
      purchases.
Exchanging Shares. With the OppenheimerFunds Exchange
      Privilege, described below, you can exchange shares
      automatically by phone from your Fund account to
      another OppenheimerFunds account you have already
      established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone
      automatically by calling the PhoneLink number and the
      Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send
requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call
1.800.225.5677 for information about which transactions may
be handled this way. Transaction requests submitted by fax
are subject to the same rules and restrictions as written
and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain
information about the Fund, as well as your account
balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed
------------------------
in the account registration (and the dealer of record) may
request certain account transactions through a special
section of that website. To perform account transactions or
obtain account information online, you must first obtain a
user I.D. and password on that website. If you do not want
to have Internet account transaction capability for your
account, please call the Transfer Agent at 1.800.225.5677.
At times, the website may be inaccessible or its
transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has
several plans that enable you to sell shares automatically
or exchange them to another OppenheimerFunds account on a
regular basis. Please call the Transfer Agent or consult
the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your
Class A or Class B shares of the Fund, you have up to six
months to reinvest all or part of the redemption proceeds
in Class A shares of the Fund or other Oppenheimer funds
without paying a sales charge. This privilege applies only
to Class A shares that you purchased subject to an initial
sales charge and to Class A or Class B shares on which you
paid a contingent deferred sales charge when you redeemed
them. This privilege does not apply to Class C, Class N or
Class Y shares. You must be sure to ask the Distributor for
this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your
retirement plan account. If you participate in a plan
sponsored by your employer, the plan trustee or
administrator must buy the shares for your plan account.
The Distributor also offers a number of different
retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include
      regular IRAs, Roth IRAs, SIMPLE IRAs and rollover
      IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs
      for small business owners or self-employed
      individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for
      employees of eligible tax-exempt organizations, such
      as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for
      businesses.
Pension and Profit-Sharing Plans. These plans are designed
      for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds
retirement plan documents, which include applications and
important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any
regular business day. Your shares will be sold at the next
net asset value calculated after your order is received in
proper form (which means that it must comply with the
procedures described below) and is accepted by the Transfer
Agent. The Fund lets you sell your shares by writing a
letter, by using the Fund's checkwriting privilege, or by
telephone. You can also set up Automatic Withdrawal Plans
to redeem shares on a regular basis. If you have questions
about any of these procedures, and especially if you are
redeeming shares in a special situation, such as due to the
death of the owner or from a retirement plan account,
please call the Transfer Agent first, at 1.800.225.5677,
for assistance.

Certain Requests Require a Signature Guarantee. To protect
      you and the Fund from fraud, the following redemption
      requests must be in writing and must include a
      signature guarantee (although there may be other
      situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a
      check
   o  The redemption check is not payable to all
      shareholders listed on the account statement
   o  The redemption check is not sent to the address of
      record on your account statement
   o  Shares are being transferred to a Fund account with a
      different owner or name
   o  Shares are being redeemed by someone (such as an
      Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer
      Agent will accept a guarantee of your signature by a
      number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings
      association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,
      municipal securities or government securities, or
o     a U.S. national securities exchange, a registered
      securities association or a clearing agency.
      If you are signing on behalf of a corporation,
      partnership or other business or as a fiduciary, you
      must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to
      sell shares in an OppenheimerFunds retirement plan
      account. Call the Transfer Agent for a distribution
      request form. Special income tax withholding
      requirements apply to distributions from retirement
      plans. You must submit a withholding form with your
      redemption request to avoid delay in getting your
      money and if you do not want tax withheld. If your
      employer holds your retirement plan account for you
      in the name of the plan, you must ask the plan
      trustee or administrator to request the sale of the
      Fund shares in your plan account.

Checkwriting. To write checks against your Fund account,
request that privilege on your account application, or
contact the Transfer Agent for signature cards. They must
be signed (with a signature guarantee) by all owners of the
account and returned to the Transfer Agent so that checks
can be sent to you to use. Shareholders with joint accounts
can elect in writing to have checks paid over the signature
of one owner. If you previously signed a signature card to
establish checkwriting in another Oppenheimer fund, simply
call 1.800.225.5677 to request checkwriting for an account
in this Fund with the same registration as the other
account.
o     Checks can be written to the order of whomever you
      wish, but may not be cashed at the bank the checks
      are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for
      accounts holding shares that are subject to a
      contingent deferred sales charge.
o     Checks must be written for at least $500. Checks
      written below the stated amount on the check will not
      be accepted. However, if you have existing checks
      indicating a $100 minimum, you may still use them for
      amounts of $100 or more.
o     Checks cannot be paid if they are written for more
      than your account value. Remember, your shares
      fluctuate in value and you should not write a check
      close to the total account value.
o     You may not write a check that would require the Fund
      to redeem shares that were purchased by check or
      Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund
      account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of
instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as
      the account is registered, and
   o  Any special documents requested by the Transfer Agent
      to assure proper authorization of the person asking
      to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer
representative of record may also sell your shares by
telephone. To receive the redemption price calculated on a
particular regular business day, your call must be received
by the Transfer Agent by the close of the Exchange that
day, which is normally 4:00 P.M., but may be earlier on
some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share
certificate by telephone.
   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent
to the address on the account statement, or, if you have
linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank
account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be
      redeemed by telephone in any seven-day period. The
      check must be payable to all owners of record of the
      shares and must be sent to the address on the account
      statement. This service is not available within 30
      days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no
      dollar limits on telephone redemption proceeds sent
      to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank
      is initiated on the business day after the
      redemption. You do not receive dividends on the
      proceeds of the shares you redeemed while they are
      waiting to be transferred.

CAN YOU SELL SHARES  THROUGH  your DEALER?  The  Distributor
has  made   arrangements  to  repurchase  Fund  shares  from
dealers  and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your shares are held in the  name of  your  dealer,  you  must  redeem  them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.
If you purchase shares subject to a Class A, Class B, Class
C or Class N contingent deferred sales charge and redeem
any of those shares during the applicable holding period
for the class of shares, the contingent deferred sales
charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge
based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the
Transfer Agent of your eligibility for the waiver when you
place your redemption request.)

      A  contingent  deferred  sales charge will be based on
the lesser of the net asset value of the redeemed  shares at the time of  redemption  or the original net asset value.  A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an
      increase in net asset value over the initial  purchase
      price,
o     shares  purchased by the  reinvestment of dividends or
      capital gains distributions, or
o     shares   redeemed   in   the   special   circumstances
      described   in   Appendix  C  to  the   Statement   of
      Additional Information.
      To determine whether a contingent deferred sales
charge applies to a redemption, the Fund redeems shares in
the following order:
   1. shares acquired by reinvestment of dividends and
      capital gains distributions,
   2. shares held for the holding period that applies to
      the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged
when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the
applicable contingent deferred sales charge holding period,
the holding period will carry over to the fund whose shares
you acquire. Similarly, if you acquire shares of this Fund
by exchanging shares of another Oppenheimer fund that are
still subject to a contingent deferred sales charge holding
period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time
of exchange, without sales charge. Shares of the Fund can
be purchased by exchange of shares of other Oppenheimer
funds on the same basis. To exchange shares, you must meet
several conditions:
   o  Shares of the fund selected for exchange must be
      available for sale in your state of residence.
   o  The prospectuses of both funds must offer the
      exchange privilege.
   o  You must hold the shares you buy when you establish
      your account for at least seven days before you can
      exchange them. After the account is open seven days,
      you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for
      the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and
      read its prospectus.
      Shares of a particular class of the Fund may be
exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A
shares of this Fund only for Class A shares of another
fund. In some cases, sales charges may be imposed on
exchange transactions. For tax purposes, exchanges of
shares involve a sale of the shares of the fund you own and
a purchase of the shares of the other fund, which may
result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information
for more details.

      You can find a list of Oppenheimer funds currently
available for exchanges in the Statement of Additional
Information or obtain one by calling a service
representative at 1.800.225.5677. That list can change from
time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be
requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds
      Exchange Request form, signed by all owners of the
      account. Send it to the Transfer Agent at the address
      on the back cover. Exchanges of shares held under
      certificates cannot be processed unless the Transfer
      Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests
      may   be   made    either   by   calling   a   service
      representative  or by using  PhoneLink  for  automated
      exchanges   by   calling   1.800.225.5677.   Telephone
      exchanges  may be made only between  accounts that are
      registered  with the same name(s) and address.  Shares
      held  under  certificates  may  not  be  exchanged  by
      telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain
exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from
      the other fund in the exchange transaction on the
      same regular business day on which the Transfer Agent
      receives an exchange request that conforms to the
      policies described above. It must be received by the
      close of the Exchange that day, which is normally
      4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders
      and its ability to manage its investments may be
      adversely affected when its shares are repeatedly
      bought and sold in response to short-term market
      fluctuations--also known as "market timing." When
      large dollar amounts are involved, the Fund may have
      difficulty implementing long-term investment
      strategies, because it cannot predict how much cash
      it will have to invest. Market timing also may force
      the Fund to sell portfolio securities at
      disadvantageous times to raise the cash needed to buy
      a market timer's Fund shares. These factors may hurt
      the Fund's performance and its shareholders. When the
      Manager believes frequent trading would have a
      disruptive effect on the Fund's ability to manage its
      investments, the Manager and the Fund may reject
      purchase orders and exchanges into the Fund by any
      person, group or account that the Manager believes to
      be a market timer.
   o  The Fund may amend, suspend or terminate the exchange
      privilege at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law, but it may impose changes at any time for
      emergency purposes.
      o     If the Transfer Agent cannot exchange all the
      shares you request because of a restriction cited
      above, only the shares eligible for exchange will be
      exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures
for buying, selling and exchanging shares is contained in
the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less
      than $500. The fee is automatically deducted from
      accounts annually on or about the second to last
      business day of September. See the Statement of
      Additional Information, or visit the OppenheimerFunds
      website, to learn how you can avoid this fee and for
      circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period
      in which the determination of net asset value is
      suspended, and the offering may be suspended by the
      Board of Trustees at any time the Board believes it
      is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions
      or exchanges may be modified, suspended or terminated
      by the Fund at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law. If an account has more than one owner, the Fund
      and the Transfer Agent may rely on the instructions
      of any one owner. Telephone privileges apply to each
      owner of the account and the dealer representative of
      record for the account unless the Transfer Agent
      receives cancellation instructions from an owner of
      the account.
The Transfer Agent will record any telephone calls to
      verify data concerning transactions and has adopted
      other procedures to confirm that telephone
      instructions are genuine, by requiring callers to
      provide tax identification numbers and other account
      data or by using PINs, and by confirming such
      transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses
      arising out of telephone instructions reasonably
      believed to be genuine.
Redemption or transfer requests will not be honored until
      the Transfer Agent receives all required documents in
      proper form. From time to time, the Transfer Agent in
      its discretion may waive certain of the requirements
      for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients
      by participating in NETWORKING through the National
      Securities Clearing Corporation are responsible for
      obtaining their clients' permission to perform those
      transactions, and are responsible to their clients
      who are shareholders of the Fund if the dealer
      performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day
      because the value of the securities in the Fund's
      portfolio fluctuates. The redemption price, which is
      the net asset value per share, will normally differ
      for each class of shares. The redemption value of
      your shares may be more or less than their original
      cost.
Payment for redeemed shares ordinarily is made in cash. It
      is forwarded by check, or through AccountLink within
      seven days after the Transfer Agent receives
      redemption instructions in proper form. However,
      under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be
      delayed or suspended. For accounts registered in the
      name of a broker-dealer, payment will normally be
      forwarded within three business days after
      redemption.
The Transfer Agent may delay processing any type of
      redemption payment as described under "How to Sell
      Shares" for recently purchased shares, but only until
      the purchase payment has cleared. That delay may be
      as much as 10 days from the date the shares were
      purchased. That delay may be avoided if you purchase
      shares by Federal Funds wire or certified check, or
      arrange with your bank to provide telephone or
      written assurance to the Transfer Agent that your
      purchase payment has cleared.
Involuntary redemptions of small accounts may be made by
      the Fund if the account value has fallen below $500
      for reasons other than the fact that the market value
      of shares has dropped. In some cases, involuntary
      redemptions may be made to repay the Distributor for
      losses from the cancellation of share purchase
      orders.
Shares may be "redeemed in kind" under unusual
      circumstances (such as a lack of liquidity in the
      Fund's portfolio to meet redemptions). This means
      that the redemption proceeds will be paid with liquid
      securities from the Fund's portfolio. Redemptions in
      kind may entail increased transaction costs and
      taxes.
"Backup withholding" of federal income tax may be applied
      against taxable dividends, distributions and
      redemption proceeds (including exchanges) if you fail
      to furnish the Fund your correct, certified Social
      Security or Employer Identification Number when you
      sign your application, or if you under-report your
      income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to
      households, the Fund will mail only one copy of each
      prospectus, annual and semi-annual report and annual
      notice of the Fund's privacy policy to shareholders
      having the same last name and address on the Fund's
      records. The consolidation of these mailings, called
      householding, benefits the Fund through reduced
      mailing expense.

      If you want to receive multiple copies of these
      materials, you may call the Transfer Agent at
      1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses,
      reports and privacy notices will be sent to you
      commencing within 30 days after the Transfer Agent
      receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately
for each class of shares from net investment income each
regular business day and pay those dividends to
shareholders monthly on a date selected by the Board of
Trustees. Daily dividends will not be declared or paid on
newly purchased shares until Federal Funds are available to
the Fund from the purchase payment for shares. Dividends
and distributions paid to Class A and Class Y shares will
generally be higher than dividends for Class B, Class C and
Class N shares, which normally have higher expenses than
Class A and Class Y shares. The Fund has no fixed dividend
rate and cannot guarantee that it will pay any dividends or
distributions.

Capital Gains. The Fund may realize capital gains on the
sale of portfolio securities. If it does, it may make
distributions out of any net short-term or long-term
capital gains in December of each year. The Fund may make
supplemental distributions of dividends and capital gains
following the end of its fiscal year. There can be no
assurance that the Fund will pay any capital gains
distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When
you open your account, specify on your application how you
want to receive your dividends and distributions. You have
four options:
Reinvest All Distributions in the Fund. You can elect to
      reinvest all dividends and capital gains
      distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to
      reinvest some distributions (dividends, short-term
      capital gains or long-term capital gains
      distributions) in the Fund while receiving the other
      types of distributions by check or having them sent
      to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive
      a check for all dividends and capital gains
      distributions or have them sent to your bank through
      AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds
      Account. You can reinvest all distributions in the
      same class of shares of another OppenheimerFunds
      account you have established.

TAXES. If your shares are not held in a tax-deferred
retirement account, you should be aware of the following
tax implications of investing in the Fund. Distributions
are subject to federal income tax and may be subject to
state or local taxes. Dividends paid from short-term
capital gains and net investment income are taxable as
ordinary income. Long-term capital gains are taxable as
long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional
shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a
statement showing the amount of any taxable distribution
you received in the previous year. Any long-term capital
gains will be separately identified in the tax information
the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just
      before the Fund declares a capital gains
      distribution, you will pay the full price for the
      shares and then receive a portion of the price back
      as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the
      Fund's share prices fluctuate, you may have a capital
      gain or loss when you sell or exchange your shares. A
      capital gain or loss is the difference between the
      price you paid for the shares and the price you
      received when you sold them. Any capital gain is
      subject to capital gains tax.
Returns of Capital Can Occur. In certain cases,
      distributions made by the Fund may be considered a
      non-taxable return of capital to shareholders. If
      that occurs, it will be identified in notices to
      shareholders.

      This  information is only a summary of certain federal
income tax  information  about your  investment.  You should consult  with  your  tax  advisor  about  the  effect  of an investment in the Fund on your particular tax situation.

INFORMATION AND SERVICES

For More Information on Oppenheimer Total Return Bond Fund:
The following additional information about the Fund is
available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document
includes additional information about the Fund's
investment policies, risks, and operations. It is
incorporated by reference into this Prospectus (which
means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information
about the Fund's investments and performance is
available in the Fund's Annual and Semi-Annual Reports
to shareholders. The Annual Report includes a
discussion of market conditions and investment
strategies that significantly affected the Fund's
performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional
Information, the Annual and Semi-Annual Reports, the
notice explaining the Fund's privacy policy and other
information about the Fund or your account:

----------------------------------------------------------------------------

By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225-5677)

----------------------------------------------------------------------------
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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

----------------------------------------------------------------------------
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On the Internet:              You can send us a request by e-mail or
                              read or download documents on the
                              OppenheimerFunds website:
                              WWW.OPPENHEIMERFUNDS.COM
                              ------------------------

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Information about the Fund including the Statement of
Additional Information can be reviewed and copied at
the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference
Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the
Fund are available on the EDGAR database on the SEC's
Internet website at www.sec.gov. Copies may be obtained
after payment of a duplicating fee by electronic
request at the SEC's e-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide  any  information
about the Fund or to make any  representations  about the
Fund other  than what is  contained  in this  Prospectus.
This  Prospectus  is not an offer to sell  shares  of the
Fund,  nor a  solicitation  of an offer to buy  shares of
the   Fund,   to  any   person  in  any  state  or  other
jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21268        The Fund's shares
are distributed by:
PR0535.001.0203                           [logo]
OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

3

Oppenheimer Total Return Bond Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated ___________, 2003

      This  Statement  of  Additional  Information  is not a
Prospectus.  This document contains  additional  information
about   the  Fund  and   supplements   information   in  the
Prospectus  dated _______,  2003. It should be read together with  the  Prospectus.  You can  obtain  the  Prospectus  by writing  to  the  Fund's  Transfer  Agent,  OppenheimerFunds
Services,  at P.O. Box 5270,  Denver,  Colorado 80217, or by
calling the  Transfer  Agent at the  toll-free  number shown above,  or  by  downloading  it  from  the  OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional  Information About the Fund's Investment Policies
and Risks..................................................................
    The Fund's Investment Policies.........................................
    Other Investment Techniques and Strategies.............................
    Investment Restrictions................................................
How the Fund is Managed ...................................................
    Organization and History...............................................
    Trustees and Officers..................................................
    The Manager............................................................
Brokerage Policies of the Fund.............................................
Distribution and Service Plans.............................................
Performance of the Fund....................................................

About Your Account
How To Buy Shares..........................................................
How To Sell Shares.........................................................
How To Exchange Shares.....................................................
Dividends, Capital Gains and Taxes.........................................
Additional Information About the Fund......................................

Financial Information About the Fund
Independent Auditors' Report...............................................
Financial Statements.......................................................

Appendix A: Ratings
Definitions............................................A-1
Appendix B: Industry
Classifications.......................................B-1
Appendix C: Special Sales Charge Arrangements and
Waivers..................C-1

                             2

A B O U T  T H E  F U N D

Additional  Information About the Fund's  Investment  Policies
and Risks

The investment objective,  the principal investment policies and  the  main  risks  of  the  Fund  are  described  in the
Prospectus.   This   Statement  of  Additional   Information
contains  supplemental  information about those policies and
risks  and  the  types  of   securities   that  the   Fund's
investment Manager, OppenheimerFunds,  Inc., (the "Manager")
can  select  for the Fund.  Additional  information  is also provided about the  strategies  that the Fund may use to try to achieve its objectives.

The  Fund's  Investment  Policies.  The  composition  of the
Fund's  portfolio and the techniques and strategies that the
Manager may use in selecting portfolio  securities will vary over  time.  The  Fund  is not  required  to use  all of the investment  techniques  and  strategies  described  below in seeking its goal. It may use some of the special  investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio,  the
Manager  evaluates  the  merits  of  particular   securities
primarily   through  the  exercise  of  its  own  investment
analysis.  In the  case  of  non-governmental  issues,  that process may include,  among other things,  evaluation of the issuer's historical  operations,  prospects for the industry
of  which  the  issuer  is  part,  the  issuer's   financial
condition,  its pending  product  developments  and business
(and those of  competitors),  the  effect of general  market and  economic  conditions  on  the  issuer's  business,  and legislative  proposals that might affect the issuer.  In the case of foreign  issuers,  the Manager may consider  general
economic   conditions,   the   conditions  of  a  particular
country's  economy in relation to the U.S.  economy or other
foreign  economies,   general  political   conditions  in  a
country or region,  the  effect of taxes,  the  efficiencies
and  costs  of   particular   markets   (as  well  as  their
liquidity) and other factors.

      |X| Debt Securities.  The Fund can invest in a variety
of debt  securities  to seek  its  objective.  Foreign  debt securities  are  subject to the risks of foreign  securities described  below.  In  general,  debt  securities  are  also subject to two  additional  types of risk:  credit  risk and interest rate risk.

         o Credit  Risk.  Credit risk relates to the ability
of the issuer to meet  interest  or  principal  payments  or
both  as  they  become   due.   In   general,   lower-grade,
higher-yield  bonds are  subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's investments  primarily are investment-grade
debt  securities  and  U.S.  government   securities.   U.S.
government  securities,   although  unrated,  are  generally
considered  to be  equivalent  to  securities in the highest rating  categories.  Investment-grade  bonds are bonds rated
at  least   "Baa"  by  Moody's   Investors   Service,   Inc.
("Moody's"),  or at least "BBB" by Standard & Poor's  Rating
Service  ("S&P")  or  Fitch,  Inc.  ("Fitch"),  or that have comparable ratings by another  nationally-recognized  rating organization.  The Fund  can  also buy  non-investment-grade debt securities (commonly referred to as "junk bonds").

      In making investments in debt securities,  the Manager
may  rely  to  some   extent  on  the   ratings  of  ratings
organizations  or it may use its own  research to evaluate a security's  credit-worthiness.  If securities  the Fund buys are unrated,  to be considered  part of the Fund's  holdings of investment-grade  securities,  they must be judged by the
Manager  to be of  comparable  quality  to  bonds  rated  as investment grade by a rating organization.

         o Interest Rate Risk.  Interest rate risk refers to
the fluctuations in value of debt securities  resulting from the  inverse  relationship  between  price  and  yield.  For example,  an increase in general interest rates will tend to reduce the market value of  already-issued  debt securities, and a  decline  in  general  interest  rates  will  tend  to increase their value. In addition,  debt  securities  having longer  maturities  tend to  offer  higher  yields,  but are subject to potentially  greater  fluctuations  in value from changes in interest  rates than  obligations  having shorter maturities.

      Fluctuations  in the market  value of debt  securities
after  the Fund  buys  them  will not  affect  the  interest income  payable on those  securities  (unless  the  security pays  interest at a variable  rate  pegged to interest  rate
changes).   However,   those  price   fluctuations  will  be
reflected  in  the   valuations  of  the   securities,   and
therefore  the Fund's net asset  values  will be affected by those fluctuations.

         o Special  Risks of  Lower-Grade  Debt  Securities.
The Fund can invest in lower-grade debt securities.  Because lower-grade  debt  securities  tend to offer  higher  yields than investment-grade  securities,  the Fund might invest in lower-grade  securities  if the Manager is trying to achieve higher income.

      "Lower-grade"  debt  securities  are those rated below
"investment  grade,"  which  means they have a rating  lower than  "Baa" by  Moody's or lower than "BBB" by S&P or Fitch, or similar  ratings by other rating  organizations.  If they are  unrated,  and are  determined  by the  Manager to be of
comparable   quality   to  debt   securities   rated   below
investment  grade,  they are  considered  part of the Fund's portfolio of lower-grade securities.

      Some  of  the  special  credit  risks  of  lower-grade
securities  are  discussed  below.  There is a greater  risk that  the  issuer  may  default  on  its  obligation  to pay
interest  or  to  repay   principal  than  in  the  case  of
investment-grade     securities.     The     issuer's    low
creditworthiness   may  increase  the   potential   for  its
insolvency.  An overall  decline in values in the high yield bond  market  is also  more  likely  during  a  period  of a general  economic  downturn.  An  economic  downturn  or  an increase  in  interest  rates  could  severely  disrupt  the market for high yield bonds,  adversely affecting the values of  outstanding  bonds as well as the  ability of issuers to pay  interest  or repay  principal.  In the case of  foreign high  yield  bonds,  these  risks  are  in  addition  to the
special  risks  of  foreign   investing   discussed  in  the
Prospectus and in this Statement of Additional Information.

      To the  extent  they  can  be  converted  into  stock,
convertible  securities  may be less  subject to some of the risks of volatility than  non-convertible  high yield bonds, since stock may be more liquid and less  affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by
S&P or Fitch are  investment  grade and are not  regarded as junk  bonds,  those  securities  may be  subject  to special
risks   and   have   some    speculative    characteristics.
Definitions  of the  debt  security  ratings  categories  of
Moody's,  S&P,  and Fitch are included in Appendix A to this
Statement of Additional Information.

         |X|      Duration of the Fund's Portfolio. The
Fund can invest in debt securities of any maturity or
duration but currently seeks to maintain a dollar-weighted
average effective portfolio duration of three to six years.
The goal is to try to manage the sensitivity of the Fund's
portfolio to changes in interest rates, and in doing so to
manage the volatility of the Fund's share prices in
response to those changes. However, unanticipated events
may change the effective duration of a security after the
Fund buys it, and there can be no assurance that the Fund
will achieve its targeted duration at all times.

      The Manager determines the effective duration of debt
obligations purchased by the Fund considering various
factors that apply to a particular type of debt obligation,
including those described below. Duration is a measure of
the expected life of a security on a current-value basis
expressed in years, using calculations that consider the
security's yield, coupon interest payments, final maturity
and call features.

      While a debt security's maturity can be used to
measure the sensitivity of the security's price to changes
in interest rates, the term to maturity of a security does
not take into account the pattern (or expected pattern) of
the security's payments of interest or principal prior to
maturity. Duration, on the other hand, measures the length
of the time interval from the present to the time when the
interest and principal payments are scheduled to be
received (or, in the case of a mortgage-related security,
when the interest payments are expected to be received).
Duration calculations weigh them by the present value of
the cash to be received at each future point in time. If
the interest payments on a debt security occur prior to the
repayment of principal, the duration of the security is
less than its stated maturity. For zero-coupon securities,
duration and term to maturity are equal.

      Absent other factors, the lower the stated or coupon
rate of interest on a debt security or the longer the
maturity or the lower the yield-to-maturity of the debt
security, the longer the duration of the security.
Conversely, the higher the stated or coupon rate of
interest, the shorter the maturity or the higher the
yield-to-maturity of a debt security, the shorter the
duration of the security.

      Futures, options and options on futures in general
have durations that are closely related to the duration of
the securities that underlie them. Holding long futures
positions or call option positions (backed by liquid
assets) will tend to lengthen the portfolio's duration.

      In  some  cases  the   standard   effective   duration
calculation  does not  properly  reflect the  interest  rate exposure of a security.  For example,  floating and variable rate securities  often have final  maturities of ten or more years.  However,  their  exposure to interest  rate  changes corresponds  to the  frequency  of the times at which  their interest  coupon  rate is  reset.  In the  case of  mortgage pass-through  securities,  the stated final  maturity of the security  is  typically  30  years,  but  current  rates  or prepayments  are more  important to determine the security's
interest   rate   exposure.   In  these  and  other  similar
situations,   the   Manager   will  use   other   analytical
techniques  that  consider the economic life of the security
as  well  as  relevant   macroeconomic   factors   (such  as
historical  prepayment  rates)  in  determining  the  Fund's effective duration.

      |X|  Mortgage-Related   Securities.   Mortgage-related
securities    are   a   form   of   derivative    investment
collateralized   by  pools  of  commercial  or   residential
mortgages.   Pools  of  mortgage   loans  are  assembled  as
securities  for sale to investors by government  agencies or entities or by private  issuers.  These  securities  include
collateralized   mortgage  obligations  ("CMOs"),   mortgage
pass-through  securities,   stripped  mortgage  pass-through
securities,  interests  in real estate  mortgage  investment
conduits    ("REMICs")   and   other   real   estate-related
securities.

      Mortgage-related   securities   that  are   issued  or
guaranteed  by  agencies  or  instrumentalities  of the U.S.
government have relatively  little credit risk (depending on the nature of the issuer)  but are subject to interest  rate risks and prepayment risks, as described in the Prospectus.

      As  with   other  debt   securities,   the  prices  of
mortgage-related   securities  tend  to  move  inversely  to
changes   in    interest    rates.    The   Fund   can   buy
mortgage-related  securities  that have interest  rates that move inversely to changes in general  interest rates,  based on a multiple of a specific  index.  Although the value of a mortgage-related  security may decline when  interest  rates rise, the converse is not always the case.

      In periods of declining interest rates,  mortgages are
more likely to be  prepaid.  Therefore,  a  mortgage-related
security's   maturity  can  be   shortened  by   unscheduled
prepayments on the underlying  mortgages.  Therefore,  it is not possible to predict  accurately  the  security's  yield.
The  principal  that is returned  earlier than  expected may have to be  reinvested in other  investments  having a lower
yield   than  the   prepaid   security.   Therefore,   these
securities  may be less effective as a means of "locking in"
attractive  long-term interest rates, and they may have less potential  for  appreciation  during  periods  of  declining interest  rates,  than  conventional  bonds with  comparable stated maturities.

      Prepayment risks can lead to substantial  fluctuations
in the value of a mortgage-related  security.  In turn, this
can   affect  the  value  of  the   Fund's   shares.   If  a
mortgage-related  security has been  purchased at a premium, all or part of the  premium  the  Fund  paid  may be lost if there is a  decline  in the  market  value of the  security,
whether  that  results   from   interest   rate  changes  or
prepayments  on the  underlying  mortgages.  In the  case of stripped  mortgage-related  securities,  if they  experience greater rates of prepayment than were anticipated,  the Fund may fail to recoup its initial investment on the security.

      During  periods  of  rapidly  rising  interest  rates,
prepayments  of  mortgage-related  securities  may  occur at slower than expected rates.  Slower prepayments  effectively
may   lengthen  a   mortgage-related   security's   expected
maturity.  Generally,  that  would  cause  the  value of the security to  fluctuate  more widely in  responses to changes
in  interest   rates.  If  the  prepayments  on  the  Fund's
mortgage-related  securities were to decrease  broadly,  the
Fund's  effective  duration and therefore its sensitivity to interest rates, would increase.

      As  with   other  debt   securities,   the  values  of
mortgage-related  securities  may be  affected by changes in the  market's  perception  of  the  creditworthiness  of the entity issuing the securities or  guaranteeing  them.  Their values  may  also  be  affected  by  changes  in  government regulations and tax policies.

         o     Collateralized      Mortgage     Obligations.
Collateralized   mortgage   obligations   or   "CMOs,"   are
multi-class  bonds  that are  backed  by  pools of  mortgage loans or  mortgage  pass-through  certificates.  They may be collateralized by:
(1)   pass-through  certificates  issued  or  guaranteed  by
                Government  National  Mortgage   Association
                (Ginnie  Mae),   Federal  National  Mortgage
                Association  (Fannie  Mae),  or Federal Home
                Loan Mortgage Corporation (Freddie Mac),
(2)   unsecuritized  mortgage  loans  insured by the Federal
                Housing  Administration or guaranteed by the
                Department of Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each  class of CMO,  referred  to as a  "tranche,"  is
issued at a specific  coupon rate and has a stated  maturity or final  distribution  date.  Principal  prepayments on the underlying  mortgages  may cause the CMO to be retired  much earlier  than the  stated  maturity  or  final  distribution
date.   The  principal   and  interest  on  the   underlying
mortgages  may be allocated  among the several  classes of a series of a CMO in different  ways. One or more tranches may have  coupon  rates that reset  periodically  at a specified increase over an index.  These are floating  rate CMOs,  and typically  have a cap on the coupon rate.  Inverse  floating rate  CMOs  have a coupon  rate  that  moves in the  reverse direction to an applicable  index.  The coupon rate on these
CMOs will  increase  as  general  interest  rates  decrease.
These are usually  much more  volatile  than fixed rate CMOs or floating rate CMOs.

      |X| U.S. Government  Securities.  These are securities
issued or  guaranteed  by the U.S.  Treasury  or other  U.S.
government   agencies   or   federally-chartered   corporate
entities   referred   to   as    "instrumentalities."    The
obligations     of    U.S.     government     agencies    or
instrumentalities  in which the Fund can  invest  may or may not be  guaranteed  or  supported  by the  "full  faith  and credit" of the United States.  "Full faith and credit" means generally  that the taxing power of the U.S.  government  is
pledged  to  the  payment  of  interest  and   repayment  of
principal on a security.  If a security is not backed by the full  faith and credit of the  United  States,  the owner of the security  must look  principally  to the agency  issuing the obligation  for  repayment.  The owner might not be able to assert a claim  against the United  States if the issuing agency or instrumentality does not meet its commitment.

         o  U.S.   Treasury   Obligations.   These   include
Treasury  bills (which have  maturities  of one year or less when issued),  Treasury notes (which have maturities of more than  one  year  and  up to  ten  years  when  issued),  and
Treasury  bonds  (which  have  maturities  of more  than ten years when issued).  Treasury  securities  are backed by the full  faith  and  credit of the  United  States as to timely payments of interest  and  repayments  of  principal.  Other
U.S.  Treasury  obligations  the Fund can buy  include U. S.
Treasury  securities  that have been "stripped" by a Federal
Reserve   Bank,   zero-coupon   U.S.   Treasury   securities
described   below,    and   Treasury    Inflation-Protection
Securities ("TIPS").

         o  Treasury  Inflation-Protection  Securities.  The
Fund can buy these  TIPS,  which are  designed to provide an investment vehicle that is not vulnerable to inflation.  The interest  rate paid by TIPS is fixed.  The  principal  value rises  or  falls  semi-annually  based  on  changes  in  the published  Consumer Price Index.  If inflation  occurs,  the principal  and  interest  payments  on TIPS are  adjusted to protect  investors  from  inflationary  loss.  If  deflation
occurs,   the  principal  and  interest   payments  will  be
adjusted  downward,  although  the  principal  will not fall below its face amount at maturity.

         o   Obligations   Issued  or   Guaranteed  by  U.S.
Government  Agencies  or  Instrumentalities.  These  include direct  obligations  and  mortgage-related  securities  that
have   different   levels   of  credit   support   from  the
government.  Some are supported by the full faith and credit
of  the  U.S.   government,   such  as  Government  National
Mortgage  Association   pass-through  mortgage  certificates
(called "Ginnie  Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury  under  certain
circumstances,    such   as   Federal   National    Mortgage
Association  bonds.  Others are supported only by the credit of the entity that issued  them,  such as Federal  Home Loan
Mortgage Corporation obligations.

         o  Mortgage-Related  U.S.  Government   Securities.
These  include   interests  in  pools  of   residential   or
commercial   mortgages,   in  the  form  of   collateralized
mortgage  obligations  and  other  "pass-through"   mortgage
securities.  CMOs that are U.S.  government  securities have collateral  to secure  payment of  interest  and  principal.
They  may be  issued  in  different  series  with  different interest rates and  maturities.  The collateral is either in the form of  mortgage  pass-through  certificates  issued or guaranteed by a U.S. agency or  instrumentality  or mortgage loans  insured  by a U.S.  government  agency.  The Fund can
have   significant   amounts  of  its  assets   invested  in
mortgage-related U.S. government securities.

      The  prices  and  yields  of CMOs are  determined,  in
part, by  assumptions  about the cash flows from the rate of payments of the  underlying  mortgages.  Changes in interest rates may cause the rate of  expected  prepayments  of those mortgages to change. In general,  prepayments  increase when general  interest  rates  fall and  decrease  when  interest rates rise.

      If  prepayments  of  mortgages  underlying a CMO occur
faster than expected when  interest  rates fall,  the market value  and yield of the CMO will be  reduced.  Additionally, the Fund may have to  reinvest  the  prepayment  proceeds in other  securities  paying  interest  at lower  rates,  which could reduce the Fund's yield.

      When  interest  rates  rise  rapidly,  if  prepayments
occur more slowly  than  expected,  a short- or  medium-term
CMO can in effect  become a long-term  security,  subject to greater  fluctuations  in value.  These  are the  prepayment risks  described  above and can make the prices of CMOs very
volatile   when  interest   rates  change.   The  prices  of
longer-term  debt  securities  tend to  fluctuate  more than those of shorter-term debt securities.  That volatility will affect the Fund's share prices.

            o   Commercial    (Privately-Issued)    Mortgage
Related  Securities.  The  Fund  can  invest  in  commercial mortgage-related  securities  issued  by  private  entities.
Generally  these  are   multi-class   debt  or  pass-through
certificates   secured  by  mortgage   loans  on  commercial
properties.  They  are  subject  to the  credit  risk of the
issuer.   These  securities   typically  are  structured  to
provide  protection  to  investors  in senior  classes  from possible  losses  on the  underlying  loans.  They  do so by having holders of  subordinated  classes take the first loss if there are  defaults  on the  underlying  loans.  They may also be  protected  to some  extent by  guarantees,  reserve funds or additional collateralization mechanisms.

         |X|    Asset-Backed    Securities.     Asset-backed
securities  are  fractional  interests  in pools of  assets, typically  accounts  receivable or consumer loans.  They are issued  by  trusts or  special-purpose  corporations.  These securities  are subject to prepayment  risks and the risk of default  by the  issuer as well as by the  borrowers  of the
underlying   loans  in  the  pool.   They  are   similar  to
mortgage-backed securities,  described above, and are backed
by  a  pool  of  assets  that  consist  of   obligations  of
individual  borrowers.  The  income  from the pool is passed through to the  holders  of  participation  interest  in the pools. The pools may offer a credit  enhancement,  such as a bank  letter of credit,  to try to reduce the risks that the underlying  debtors will not pay their obligations when due.
However, the enhancement,  if any, might not be for the full par value of the security.  If the  enhancement is exhausted and any  required  payments  of interest  or  repayments  of principal are not made,  the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an  asset-backed  security is affected by
changes in the market's  perception of the asset backing the security,  the  creditworthiness  of the servicing agent for
the  loan  pool,  the  originator  of  the  loans,   or  the
financial institution providing any credit enhancement,  and
is  also  affected  if  any  credit   enhancement  has  been
exhausted.   The   risks  of   investing   in   asset-backed
securities  are  ultimately  related to payment of  consumer loans by the  individual  borrowers.  As a  purchaser  of an asset-backed  security,  the Fund  would  generally  have no recourse  to the  entity  that  originated  the loans in the event of default by a  borrower.  The  underlying  loans are subject  to  prepayments,  which may  shorten  the  weighted average life of asset-backed  securities and may lower their
return,   in   the   same   manner   as  in  the   case   of
mortgage-backed securities and CMOs, described above.

      |X|  Participation  Interests.  The Fund can invest in
participation  interests,  subject to the Fund's  limitation on  investments  in illiquid  investments.  A  participation interest  is an  undivided  interest  in a loan  made by the issuing  financial  institution in the  proportion  that the buyer's participation  interest bears to the total principal amount  of the  loan.  Not more  than 5% of the  Fund's  net assets can be invested  in  participation  interests  of the same borrower.  The issuing  financial  institution may have no  obligation  to the Fund  other  than to pay the Fund the proportionate  amount of the principal and interest payments it receives.

      Participation  interests are primarily  dependent upon
the creditworthiness of the borrowing corporation,  which is obligated to make  payments of principal and interest on the loan.  There is a risk that a borrower  may have  difficulty making  payments.  If a  borrower  fails  to  pay  scheduled interest or principal payments,  the Fund could experience a reduction  in its  income.  The value of that  participation interest  might also  decline,  which  could  affect the net asset value of the Fund's shares.  If the issuing  financial institution  fails to  perform  its  obligations  under  the participation  agreement,  the Fund  might  incur  costs and delays in  realizing  payment and suffer a loss of principal and/or interest.

      |X| Foreign Securities.  "Foreign  securities" include
debt securities issued or guaranteed by companies  organized under the laws of  countries  other than the  United  States and debt  securities  issued or  guaranteed  by  governments other than the U.S. government or by foreign  supra-national entities,  such as the World Bank.  Those  securities may be traded on foreign  securities  exchanges  or in the  foreign over-the-counter markets.  Securities denominated in foreign currencies  issued by U.S.  companies are also considered to
be   "foreign   securities."   The  Fund   expects  to  have
investments  in  foreign  securities  as part of its  normal investment strategy.

      Securities of foreign  issuers that are represented by
American  Depository  Receipts  or that are listed on a U.S.
securities  exchange or traded in the U.S.  over-the-counter markets  are not  considered  "foreign  securities"  for the purpose of the Fund's investment  allocations,  because they are not  subject to many of the special  considerations  and risks,  discussed  below,  that apply to foreign  securities traded and held abroad.

      Investing  in  foreign   securities  offers  potential
benefits not available from  investing  solely in securities of domestic issuers.  They include the opportunity to invest in foreign  issuers that appear to offer  income  potential, or in foreign  countries with economic  policies or business cycles  different  from  those  of the  U.S.,  or to  reduce fluctuations  in  portfolio  value by  taking  advantage  of foreign  securities  markets  that do not  move in a  manner parallel  to  U.S.  markets.  The  Fund  will  hold  foreign currency  only in  connection  with the  purchase or sale of foreign securities.

         o Foreign Debt  Obligations.  The debt  obligations
of   a   foreign    government    and   its   agencies   and
instrumentalities  may or may not be  supported  by the full faith and  credit of the  foreign  government.  The Fund can buy securities issued by certain "supra-national"  entities,
which   include   entities   designated   or   supported  by
governments   to   promote   economic    reconstruction   or
development,   international   banking   organizations   and
related government agencies.  Examples are the International
Bank for  Reconstruction  and Development  (commonly  called the  "World  Bank"),  the  Asian  Development  bank  and the
Inter-American Development Bank.

      The  governmental   members  of  these  supra-national
entities  are  "stockholders"  that  typically  make capital contributions  and  may  be  committed  to  make  additional capital  contributions  if the entity is unable to repay its borrowings.  A supra-national  entity's  lending  activities may  be  limited  to a  percentage  of  its  total  capital, reserves and net income.  There can be no assurance that the constituent  foreign governments will continue to be able or willing to honor their capitalization  commitments for those entities.

      The Fund can invest in U.S.  dollar-denominated "Brady
Bonds."  These  foreign debt  obligations  may be fixed-rate
par  bonds  or  floating-rate   discount  bonds.   They  are
generally   collateralized   in  full  as  to  repayment  of
principal   at   maturity  by  U.S.   Treasury   zero-coupon
obligations  that have the same maturity as the Brady Bonds.
Brady Bonds can be viewed as having three or four  valuation components:  (i) the  collateralized  repayment of principal
at  final  maturity;   (ii)  the   collateralized   interest
payments; (iii) the uncollateralized  interest payments; and
(iv)  any   uncollateralized   repayment   of  principal  at
maturity.  Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on  collateralized  Brady  Bonds
resulting in acceleration of the payment  obligations of the issuer,  the zero-coupon  U.S.  Treasury  securities held as
collateral   for  the  payment  of  principal  will  not  be
distributed  to  investors,  nor will those  obligations  be sold to distribute  the  proceeds.  The  collateral  will be held by the  collateral  agent to the scheduled  maturity of
the  defaulted   Brady  Bonds.   The  defaulted  bonds  will
continue to remain  outstanding,  and the face amount of the collateral  will equal the  principal  payments  which would have then been due on the Brady Bonds in the normal  course.
Because of the residual  risk of Brady Bonds and the history of defaults with respect to commercial  bank loans by public and  private  entities of  countries  issuing  Brady  Bonds,
Brady Bonds are considered speculative investments.

      Because the Fund can purchase  securities  denominated
in  foreign  currencies,  a change in the value of a foreign currency  against the U.S.  dollar  could result in a change
in  the  amount  of  income  the  Fund  has   available  for
distribution.  Because a portion  of the  Fund's  investment income may be received in foreign currencies,  the Fund will be  required  to  compute  its  income in U.S.  dollars  for distribution  to  shareholders,  and therefore the Fund will absorb  the cost of  currency  fluctuations.  After the Fund has distributed  income,  subsequent foreign currency losses may result in the Fund's having  distributed  more income in
a  particular   fiscal  period  than  was   available   from
investment  income,  which  could  result  in  a  return  of capital to shareholders.

         o  Risks  of  Foreign  Investing.   Investments  in
foreign  securities  may  offer  special  opportunities  for investing  but also  present  special  additional  risks and considerations not typically  associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation  in value of  foreign  investments  due to
              changes   in   currency   rates  or   currency
              devaluation,  or currency control  regulations
              (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing  and  financial
              reporting   standards  in  foreign   countries
              comparable  to those  applicable  to  domestic
              issuers;
o     less  volume  on  foreign   exchanges   than  on  U.S.
              exchanges;
o     greater  volatility  and  less  liquidity  on  foreign
              markets than in the U.S.;
o     less  governmental   regulation  of  foreign  issuers,
              securities  exchanges  and brokers than in the
              U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio
              transactions  or  loss  of  certificates   for
              portfolio securities;

o     foreign withholding taxes;

o     possibilities  in  some  countries  of  expropriation,
              confiscatory  taxation,  political,  financial
              or social  instability  or adverse  diplomatic
              developments; and
o     unfavorable  differences  between the U.S. economy and
              foreign economies.

      In   the   past,   U.S.   government   policies   have
discouraged  certain  investments abroad by U.S.  investors, through taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

         o Special Risks of Emerging  Markets.  Emerging and
developing   markets   abroad   may   also   offer   special
opportunities  for  investing  but have  greater  risks than more  developed  foreign  markets,  such as those in Europe,
Canada,  Australia, New Zealand and Japan. There may be even less liquidity in their securities markets,  and settlements of  purchases  and sales of  securities  may be  subject  to additional  delays.  They are  subject to  greater  risks of limitations  on  the  repatriation  of  income  and  profits
because   of   currency   restrictions   imposed   by  local
governments.  Those  countries  may also be  subject  to the risk of greater  political and economic  instability,  which can greatly  affect the  volatility  of prices of securities in those countries.  The Manager will consider these factors when  evaluating  securities in these markets,  and the Fund currently  does not expect to invest a  substantial  portion of its assets in emerging markets.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from  time to time use the types of investment  strategies and investments  described  below. It is not  required  to  use  all of  these  strategies  at all times, and at times may not use them.

      |X|   Zero-Coupon   Securities.   The   Fund  can  buy
zero-coupon and delayed-interest  securities, and "stripped"
securities.  Stripped  securities are debt securities  whose interest  coupons are  separated  from the security and sold separately.  The Fund can buy different types of zero-coupon or stripped  securities,  including,  among others,  foreign debt  securities and U.S.  Treasury notes or bonds that have been  stripped  of their  interest  coupons,  U.S.  Treasury bills issued  without  interest  coupons,  and  certificates representing interests in stripped securities.

      Zero-coupon  securities do not make periodic  interest
payments  and are sold at a deep  discount  from  their face value at  maturity.  The buyer  recognizes  a rate of return determined  by the  gradual  appreciation  of the  security, which is  redeemed  at face  value on a  specified  maturity date.  This  discount  depends on the time  remaining  until
maturity,   as  well  as  prevailing   interest  rates,  the
liquidity  of the  security  and the  credit  quality of the issuer.  In the  absence of threats to the  issuer's  credit quality,  the discount  typically  decreases as the maturity
date   approaches.    Some   zero-coupon    securities   are
convertible,  in that they are zero-coupon  securities until a  predetermined  date,  at which  time  they  convert  to a security with a specified coupon rate.

      Because  zero-coupon  securities  pay no interest  and
compound  semi-annually  at the  rate  fixed  at the time of their issuance,  their value is generally more volatile than the value of other  debt  securities.  Their  value may fall
more  dramatically   than  the  value  of   interest-bearing
securities   when  interest  rates  rise.   When  prevailing
interest  rates fall,  zero-coupon  securities  tend to rise more  rapidly  in value  because  they have a fixed  rate of return.

      The Fund's  investment in  zero-coupon  securities may
cause the Fund to  recognize  income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate  cash to satisfy those
distribution  requirements,   the  Fund  may  have  to  sell
portfolio  securities that it otherwise might have continued
to hold or to use cash flows from other  sources such as the sale of Fund shares.

      |X| "Stripped"  Mortgage-Related  Securities. The Fund
can invest in stripped mortgage-related  securities that are created  by  segregating  the  cash  flows  from  underlying mortgage loans or mortgage  securities to create two or more new  securities.  Each  has a  specified  percentage  of the underlying security's principal or interest payments.  These are a form of derivative investment.

      Mortgage  securities may be partially stripped so that
each  class  receives  some  interest  and  some  principal.
However,  they may be completely stripped.  In that case all of the  interest  is  distributed  to holders of one type of security,  known as an "interest-only"  security,  or "I/O,"
and  all of the  principal  is  distributed  to  holders  of another  type  of  security,  known  as  a  "principal-only"
security or "P/O."  Strips can be created  for pass  through certificates or CMOs.

      The  yields  to  maturity  of I/Os  and  P/Os are very
sensitive to principal  repayments  (including  prepayments)
on the underlying  mortgages.  If the  underlying  mortgages
experience   greater   than   anticipated   prepayments   of
principal,  the Fund might not fully  recoup its  investment in an I/O based on those  assets.  If  underlying  mortgages experience less than  anticipated  prepayments of principal,
the  yield  on  the  P/Os  based  on  them   could   decline
substantially.  The market for some of these  securities may be limited,  making it difficult  for the Fund to dispose of its holdings at an acceptable price.

      |X| Floating Rate and Variable Rate Obligations.  Some
securities  the Fund can purchase  have variable or floating interest  rates.  Variable  rates  are  adjusted  at  stated
periodic  intervals.  Variable rate  obligations  may have a
demand   feature   that   allows  the  Fund  to  tender  the
obligation  to the  issuer  or a third  party  prior  to its maturity.  The  tender  may be at  par  value  plus  accrued interest, according to the terms of the obligations.

      The interest  rate on a floating rate note is adjusted
automatically  according to a stated prevailing market rate, such as a bank's prime rate,  the 91-day U.S.  Treasury Bill rate,  or some  other  standard.  The  instrument's  rate is adjusted  automatically each time the base rate is adjusted.
The interest  rate on a variable  rate note is also based on
a   stated   prevailing   market   rate   but  is   adjusted
automatically  at  specified   intervals.   Generally,   the
changes in the interest rate on such  securities  reduce the
fluctuation  in  their  market  value.   As  interest  rates
decrease   or   increase,    the   potential   for   capital
appreciation   or   depreciation   is  less  than  that  for
fixed-rate  obligations  of the same  maturity.  The Manager may  determine  that an unrated  floating  rate or  variable rate  obligation  meets  the  Fund's  quality  standards  by reason of being  backed  by a letter of credit or  guarantee issued by a bank that meets those quality standards.

      Floating  rate and  variable  rate  demand  notes that
have a  stated  maturity  in  excess  of one  year  may have features  that  permit the holder to recover  the  principal amount of the  underlying  security at  specified  intervals not  exceeding  one  year  and  upon no more  than 30  days'
notice.  The  issuer  of that  type of note  normally  has a
corresponding  right  in  its  discretion,   after  a  given
period,  to prepay the outstanding  principal  amount of the note  plus  accrued  interest.  Generally  the  issuer  must provide a specified number of days' notice to the holder.

      Step-coupon  bonds  have a coupon  interest  rate that
changes  periodically  during  the life of the  security  on predetermined  dates  that  are set  when  the  security  is issued.

      |X|     "When-Issued"      and      "Delayed-Delivery"
Transactions.  The  Fund  may  invest  in  securities  on  a
"when-issued"  basis and may purchase or sell  securities on
a     "delayed-delivery"      basis.     When-issued     and
delayed-delivery  are terms that refer to  securities  whose terms and  indenture  are  available  and for which a market exists, but which are not available for immediate delivery.

      When  such  transactions  are  negotiated,  the  price
(which is  generally  expressed  in yield terms) is fixed at the time the  commitment  is made.  Delivery and payment for the  securities  take place at a later date.  The securities are  subject  to change in value  from  market  fluctuations during the period  until  settlement.  The value at delivery may be less than the purchase  price.  For example,  changes in interest  rates in a direction  other than that  expected by the Manager  before  settlement  will affect the value of such  securities  and may cause a loss to the  Fund.  During the period between  purchase and  settlement,  no payment is made by the Fund to the  issuer and no  interest  accrues to the Fund from the investment  until it receives the security at  settlement.  There  is a risk of loss to the Fund if the value of the security  changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Fund may  engage in  when-issued  transactions  to
secure  what the  Manager  considers  to be an  advantageous price and yield at the time the  obligation is entered into.
When the Fund enters into a when-issued or  delayed-delivery transaction,  it relies on the other party to  complete  the transaction.  Its  failure  to do so may  cause  the Fund to lose the  opportunity  to obtain the security at a price and yield the Manager considers to be advantageous.

      When   the   Fund   engages   in    when-issued    and
delayed-delivery  transactions,  it does so for the  purpose of  acquiring  or  selling  securities  consistent  with its investment  objective and policies or for delivery  pursuant to options  contracts it has entered  into,  and not for the purpose  of  investment  leverage.  Although  the Fund  will
enter  into   delayed-delivery   or   when-issued   purchase
transactions  to  acquire  securities,  it may  dispose of a commitment  prior  to  settlement.  If the Fund  chooses  to dispose  of the  right to  acquire  a  when-issued  security prior  to its  acquisition  or to  dispose  of its  right to delivery  or receive  against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes the  commitment to purchase
or sell a  security  on a  when-issued  or  delayed-delivery basis,  it records the transaction on its books and reflects the  value of the  security  purchased  in  determining  the
Fund's net asset value.  In a sale  transaction,  it records the proceeds to be received.  The Fund will  identify on its books liquid  assets at least equal in value to the value of the Fund's purchase  commitments until the Fund pays for the investment.

      When-issued and  delayed-delivery  transactions can be
used by the Fund as a defensive  technique to hedge  against anticipated  changes  in  interest  rates  and  prices.  For instance,  in periods of rising  interest  rates and falling prices,  the Fund might sell  securities in its portfolio on a forward  commitment basis to attempt to limit its exposure
to  anticipated   falling  prices.  In  periods  of  falling
interest  rates  and  rising  prices,  the Fund  might  sell portfolio  securities  and  purchase  the  same  or  similar securities on a  when-issued  or  delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|  Repurchase  Agreements.   The  Fund  can  acquire
securities subject to repurchase agreements.  It might do so for liquidity  purposes to meet  anticipated  redemptions of
Fund shares,  or pending the investment of the proceeds from
sales  of  Fund  shares,   or  pending  the   settlement  of
portfolio   securities   transactions,   or  for   temporary
defensive purposes.

      In a repurchase transaction,  the Fund buys a security
from, and  simultaneously  resells it to, an approved vendor for  delivery  on an  agreed-upon  future  date.  The resale price exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective  for  the  period
during  which  the   repurchase   agreement  is  in  effect.
Approved  vendors  include  U.S.   commercial   banks,  U.S.
branches of foreign banks, or broker-dealers  that have been designated  as  primary  dealers in  government  securities.
They must meet credit  requirements  set by the Manager from time to time.

      The  majority  of these  transactions  run from day to
day, and delivery  pursuant to the resale  typically  occurs
within  one  to  five  days  of  the  purchase.   Repurchase
agreements  having a maturity  beyond seven days are subject to the Fund's  limits on holding  illiquid  investments,  as described in the Prospectus.  The Fund will not enter into a repurchase  agreement  that  causes more than 15% of its net assets  to be  subject  to  repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase agreements  having  maturities  of  seven  days or less  for defensive purposes.

      Repurchase  agreements,  considered  "loans" under the
Investment  Company Act of 1940 ("Investment  Company Act"),
are  collateralized by the underlying  security.  The Fund's repurchase  agreements  require  that at all times while the
repurchase   agreement  is  in  effect,  the  value  of  the
collateral  must  equal or exceed  the  repurchase  price to fully  collateralize the repayment  obligation.  However, if the  vendor  fails to pay the resale  price on the  delivery
date,   the  Fund  may  incur  costs  in  disposing  of  the
collateral and may  experience  losses if there is any delay in its  ability  to do so.  The  Manager  will  monitor  the vendor's  creditworthiness  to  confirm  that the  vendor is
financially   sound  and  will   continuously   monitor  the
collateral's value.

      Pursuant to an Exemptive Order issued by the SEC, the
Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or
more joint repurchase accounts. These balances are invested
in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as
collateral for repurchase agreements are held by a
custodian bank until the agreements mature. Each joint
repurchase arrangement requires that the market value of
the collateral be sufficient to cover payments of interest
and principal; however, in the event of default by the
other party to the agreement, retention or sale of the
collateral may be subject to legal proceedings.

      Investment  in Other  Investment  Companies.  The Fund
can  invest  in  shares  of  other   investment   companies.
Investment  in another  investment  company  may involve the payment  of  substantial  premiums  above  the value of such investment  company's portfolio securities and is subject to limitations  under  the  Investment  Company  Act and  other limitations  described  in "Does  the Fund  Have  Additional
Fundamental  Policies?"  below.  The Fund does not intend to invest in other  investment  companies  unless  the  Manager believes  that  the  potential  benefits  of the  investment justify the payment of any premiums or sales  charges.  As a shareholder  is an  investment  company,  the Fund  would be subject to its ratable  share of that  investment  company's expenses,  including its advisory and  administration  fees.
At the same time,  the Fund  would  bear its own  management fees  and  other  expenses.  The Fund  does  not  anticipate investing a  substantial  amount of its net assets in shares of other investment companies.

      |X|  Illiquid  and  Restricted  Securities.  Under the
policies and  procedures  established by the Fund's Board of
Trustees,  the Manager  determines  the liquidity of certain of the  Fund's  investments.  To enable the Fund to sell its holdings  of a  restricted  security  not  registered  under applicable  securities  laws,  the  Fund  may  have to cause
those   securities  to  be   registered.   The  expenses  of
registering  restricted  securities may be negotiated by the
Fund  with  the  issuer  at  the  time  the  Fund  buys  the securities.  When the Fund must arrange registration because the Fund wishes to sell the security,  a considerable period may elapse  between  the time the  decision  is made to sell the  security  and the time the  security is  registered  so that the Fund  could  sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities
through   private   placements.    Those   securities   have
contractual  restrictions  on  their  public  resale.  Those restrictions  may make it more  difficult to value them, and might limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could  realize  upon the sale.

      The Fund has  limitations  that apply to  purchases of
restricted  securities,  as stated in the Prospectus.  Those
percentage   restrictions   do  not   limit   purchases   of
restricted   securities   that  are  eligible  for  sale  to
qualified  institutional  purchasers  under Rule 144A of the
Securities  Act of  1933,  if  those  securities  have  been determined to be liquid by the Manager under  Board-approved guidelines.  Those  guidelines take into account the trading
activity  for  such  securities  and  the   availability  of
reliable pricing information,  among other factors. If there is a lack of  trading  interest  in a  particular  Rule 144A security,  the  Fund's  holdings  of  that  security  may be considered to be illiquid.

      Illiquid  securities  include  repurchase   agreements
maturing   in  more  than  seven   days  and   participation
interests  that do not have puts  exercisable  within  seven days.

      |X| Forward  Rolls.  The Fund can enter into  "forward
roll"   transactions   with   respect  to   mortgage-related
securities.  In this type of  transaction,  the Fund sells a mortgage-related  security  to a  buyer  and  simultaneously agrees to  repurchase a similar  security  (the same type of security,  and having the same  coupon  and  maturity)  at a
later  date  at  a  set  price.   The  securities  that  are
repurchased   will  have  the  same  interest  rate  as  the
securities   that   are   sold,   but   typically   will  be
collateralized   by  different   pools  of  mortgages  (with
different  prepayment  histories)  than the securities  that have  been  sold.  Proceeds  from the sale are  invested  in short-term instruments,  such as repurchase agreements.  The income  from  those  investments,  plus  the  fees  from the forward roll  transaction,  are expected to generate  income to the Fund in excess of the  yield on the  securities  that have been sold.

      The Fund will only  enter  into  "covered"  rolls.  To
assure its future  payment of the purchase  price,  the Fund will  identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These  transactions  have  risks.  During  the  period
between  the sale and the  repurchase,  the Fund will not be entitled to receive  interest and principal  payments on the securities  that have been  sold.  It is  possible  that the market value of the  securities the Fund sells might decline
below  the  price  at  which  the  Fund  is   obligated   to
repurchase securities.

      |X|  Convertible  Securities.  Convertible  securities
are debt securities  that are  convertible  into an issuer's common stock.  Convertible  securities rank senior to common stock in a  corporation's  capital  structure  and therefore are  subject to less risk than  common  stock in the case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function of
its "investment  value" and its  "conversion  value." If the investment value exceeds the conversion  value, the security will,  behave more like a debt security,  and the security's price will  likely  increase  when  interest  rates fall and decrease when interest rates rise. If the  conversion  value exceeds the investment  value,  the security will behave ore like an equity  security.  In that case, it will likely sell at a premium  over its  conversion  value and its price will tend to fluctuate  directly with the price of the underlying security.

      While some  convertible  securities are a form of debt
security,   in  certain  cases  their   conversion   feature
(allowing  conversion into equity securities) causes them to be  regarded by the  Manager  more as "equity  equivalents."
As a result,  the rating assigned to the security might have less  impact  on  the  Manager's  investment  decision  with respect  to  convertible  securities  than  in the  case  of non-convertible  fixed-income  securities.  Convertible debt securities  are  subject  to the credit  risks and  interest rate risks described above in "Debt Securities."

      To determine whether convertible  securities should be
regarded  as "equity  equivalents,"  the Manager may examine the following factors:

(1)   whether,   at  the   option  of  the   investor,   the
            convertible  security  can  be  exchanged  for a
            fixed  number of  shares of common  stock of the
            issuer,
(2)   whether the issuer of the  convertible  securities has
            restated  its earnings per share of common stock
            on  a  fully  diluted  basis   (considering  the
            effect   of   conversion   of  the   convertible
            securities), and
(3)   the extent to which the convertible  security may be a
            defensive  "equity  substitute,"  providing  the
            ability to  participate in any  appreciation  in
            the price of the issuer's common stock.

      Borrowing for Leverage. The Fund has the ability to
borrow from banks on an unsecured basis to invest the
borrowed funds in portfolio securities. This speculative
technique is known as "leverage." Currently, under the
Investment Company Act, absent exemptive relief, a mutual
fund may borrow only from banks and the maximum amount it
may borrow is up to one-third of its total assets
(including the amount borrowed) less all liabilities and
indebtedness other than borrowing. The fund may also borrow
up to 5% of its total assets for temporary purposes from
any person. Under the Investment Company Act, there is a
rebuttable presumption that a loan is temporary if it is
repaid within 60 days and not extended or renewed. If the
value of the Fund's assets fails to meet the 300% asset
coverage requirement, the Fund will reduce its bank debt
within three days to meet the requirement. To do so, the
Fund might have to sell a portion of its investments at a
disadvantageous time.

      The Fund will pay interest on its borrowings, and
that interest expense will raise the overall expenses of
the Fund and reduce its returns. If it does borrow, its
expenses will be greater than comparable funds that do not
borrow for leverage. Additionally, the Fund's net asset
value per share might fluctuate more than that of funds
that do not borrow. Currently, the Fund does not
contemplate using this technique, but if it does so, it
will not likely do so to a substantial degree.

      |X| Loans of Portfolio  Securities.  To raise cash for
income  or  liquidity  purposes,   the  Fund  can  lend  its
portfolio securities to brokers,  dealers and other types of financial  institutions  approved  by the  Fund's  Board  of
Trustees.

      These  loans are  limited  to not more than 25% of the
value of the Fund's total assets.  The Fund  currently  does not intend to engage in loans of securities,  but if it does so,  such  loans  will not  likely  exceed 5% of the  Fund's total assets.

      There are some  risks in  connection  with  securities
lending.  The Fund  might  experience  a delay in  receiving additional  collateral  to  secure  a loan,  or a  delay  in recovery of the loaned securities if the borrower  defaults.
The Fund must receive  collateral for a loan.  Under current applicable  regulatory  requirements  (which are  subject to change),  on each business day the loan  collateral  must be at least  equal to the value of the  loaned  securities.  It must consist of cash,  bank letters of credit or  securities
of   the    U.S.    government    or   its    agencies    or
instrumentalities,  or other cash  equivalents  in which the
Fund  is  permitted   to  invest.   To  be   acceptable   as
collateral,  letters of credit  must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the  letter of credit  and the issuing bank both must be satisfactory to the Fund.

      When it lends  securities,  the Fund receives  amounts
equal to the dividends or interest on loaned securities.  It also receives one or more of (a)  negotiated  loan fees, (b)
interest on securities used as collateral,  and (c) interest on any short-term debt  securities  purchased with such loan collateral.  Either type of interest  may be shared with the
borrower.   The  Fund  may  also  pay  reasonable  finder's,
custodian and  administrative  fees in connection with these loans.  The terms of the Fund's  loans must meet  applicable tests under the  Internal  Revenue  Code and must permit the
Fund to reacquire loaned  securities on five days' notice or in time to vote on any important matter.

Interfund Borrowing and Lending Arrangements. Consistent
with its fundamental policies and pursuant to an exemptive
order issued by the SEC, the Fund may engage in borrowing
and lending activities with other funds in the
OppenheimerFunds complex. Borrowing money from affiliated
funds may afford the Fund the flexibility to use the most
cost-effective alternative to satisfy its borrowing
requirements. Lending money to an affiliated fund may allow
the Fund to obtain a higher rate of return than it could
from interest rates on alternative short-term investments.
Implementation of interfund lending will be accomplished
consistent with applicable regulatory requirements,
including the provisions of the SEC order.

o     Interfund Borrowing. The Fund will not borrow from
affiliated funds unless the terms of the borrowing
arrangement are at least as favorable as the terms the Fund
could otherwise negotiate with a third party.  To assure
that the Fund will not be disadvantaged by borrowing from
an affiliated fund, certain safeguards may be implemented.
Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds
               unless the interest rate is more favorable
               than available bank loan rates;
o     the Fund's borrowing from affiliated funds must be
               consistent with its investment objective and
               investment policies;
o     the loan rates will be the average of the overnight
               repurchase agreement rate available through
               the OppenheimerFunds joint repurchase
               agreement account and  a pre-established
               formula based on quotations from independent
               banks to approximate the lowest interest
               rate at which bank loans would be available
               to the Fund;
o     if the Fund has outstanding borrowings from all
               sources greater than 10% of its total
               assets, then the Fund must secure each
               additional outstanding interfund loan by
               segregating liquid assets of the Fund as
               collateral;
o     the Fund cannot borrow from an affiliated fund in
               excess of 125% of its total redemptions for
               the preceding seven days;
o     each interfund loan may be repaid on any day by the
               Fund; and
o     the Trustees will be provided with a report of all
               interfund loans and the Trustees will
               monitor all such borrowings to ensure that
               the Fund's participation is appropriate.

      There is a risk that the Fund could have an interfund
loan called on one day's notice.  In that circumstance, the
Fund might have to borrow from a bank at a higher interest
cost if money to lend were not available from another
Oppenheimer fund.

o     Interfund Lending. To assure that the Fund will not
be disadvantaged by making loans to affiliated funds,
certain safeguards will be implemented. Examples of these
safeguards include the following:

o     the Fund will not lend money to affiliated funds
               unless the interest rate on such loan is
               determined to be reasonable under the
               circumstances;
o     the Fund may not make interfund loans in excess of
               15% of its net assets;
o     an interfund loan to any one affiliated fund shall
               not exceed 5% of the Fund's net assets;
o     an interfund loan may not be outstanding for more
               than seven days;
o     each interfund loan may be called on one business
               day's notice; and
o     the Manager will provide the Trustees reports on all
               interfund loans demonstrating that the
               Fund's participation is appropriate and that
               the loan is consistent with its investment
               objectives and policies.

      When the  Fund  lends  assets  to  another  affiliated
fund,  the Fund is subject to the credit that the  borrowing fund fails to repay the loan.

      |X|  Money  Market  Instruments.  The  following  is a
brief   description   of  the  types  of  the  U.S.   dollar
denominated  money market securities the Fund can invest in.
Money market  securities are  high-quality,  short-term debt instruments  that  may be  issued  by the  U.S.  government, corporations,  banks or other entities. They may have fixed, variable or floating interest rates.

         o  U.S.   Government   Securities.   These  include
obligations  issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities, described above.

         o  Bank   Obligations.   The   Fund  can  buy  time
deposits,  certificates of deposit and bankers' acceptances.
They must be:

            o obligations   issued   or   guaranteed   by  a
              domestic bank  (including a foreign  branch of
              a domestic  bank)  having  total  assets of at
              least U.S. $1 billion, or
o     obligations  of a foreign bank with total assets of at
              least U.S. $1 billion.

      "Banks" include  commercial  banks,  savings banks and
savings  and  loan  associations,  which  may or may  not be members of the Federal Deposit Insurance Corporation.

         o  Commercial   Paper.   The  Fund  can  invest  in
commercial  paper if it is rated within the top three rating
categories    of   S&P   and   Moody's   or   other   rating
organizations.

      If the paper is not rated,  it may be purchased if the
Manager   determines   that  it  is   comparable   to  rated
commercial  paper  in the top  three  rating  categories  of national rating organizations.

      The  Fund can buy  commercial  paper,  including  U.S.
dollar-denominated  securities  of foreign  branches of U.S.
banks,  issued by other entities if the commercial  paper is
guaranteed   as  to  principal   and  interest  by  a  bank,
government or corporation  whose  certificates of deposit or commercial paper may otherwise be purchased by the Fund.

            o Variable  Amount Master  Demand Notes.  Master
demand  notes are  corporate  obligations  that  permit  the investment  of  fluctuating  amounts  by the Fund at varying rates of  interest  under  direct  arrangements  between the
Fund,  as  lender,  and  the  borrower.  They  permit  daily changes in the amounts  borrowed.  The Fund has the right to increase  the  amount  under  the note at any time up to the full amount provided by the note  agreement,  or to decrease the amount.  The  borrower  may prepay up to the full amount of the note without  penalty.  These notes may or may not be backed by bank letters of credit.

      Because  these notes are direct  lending  arrangements
between the lender and  borrower,  it is not  expected  that there  will  be a  trading  market  for  them.  There  is no
secondary   market  for  these  notes,   although  they  are
redeemable  (and  thus  are  immediately  repayable  by  the borrower) at principal  amount,  plus accrued  interest,  at any time.  Accordingly,  the  Fund's  right to  redeem  such notes is  dependent  upon the ability of the borrower to pay principal and interest on demand.

      The Fund  has no  limitations  on the  type of  issuer
from  whom  these  notes  will  be  purchased.  However,  in connection with such purchases and on an ongoing basis,  the
Manager  will  consider  the  earning  power,  cash flow and other  liquidity  ratios of the  issuer,  and its ability to pay principal and interest on demand,  including a situation
in  which   all   holders   of  such   notes   made   demand
simultaneously.  Investments  in  master  demand  notes  are subject  to the  limitation  on  investments  by the Fund in
illiquid   securities,    described   in   the   Prospectus.
Currently,  the Fund does not intend that its investments in variable  amount  master  demand notes will exceed 5% of its total assets.

      |X|  Derivatives.  The Fund can invest in a variety of
derivative   investments  to  seek  income  or  for  hedging
purposes.  Some derivative  investments the Fund can use are the hedging  instruments  described  below in this Statement of  Additional  Information.  Segregated  accounts  will  be maintained for all derivative  transactions,  as required by the Investment Company Act.

      Among the derivative  investments  the Fund can invest
in are "index-linked" or "currency-linked"  notes. Principal and/or  interest  payments on  index-linked  notes depend on the  performance  of an underlying  index.  Currency-indexed securities  are typically  short-term  or  intermediate-term debt  securities.  Their  value at  maturity or the rates at which they pay income are  determined by the change in value of the U.S.  dollar  against one or more foreign  currencies or an index.  In some  cases,  these  securities  may pay an amount at maturity  based on a multiple of the amount of the relative  currency  movements.  This type of index  security offers  the  potential  for  increased  income or  principal payments  but at a greater  risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative  investments the Fund can use include
"debt  exchangeable  for  common  stock"  of  an  issuer  or
"equity-linked  debt securities" of an issuer.  At maturity, the debt  security  is  exchanged  for  common  stock of the issuer or it is payable  in an amount  based on the price of the  issuer's  common  stock at the time of  maturity.  Both alternatives  present  a risk  that the  amount  payable  at maturity will be less than the principal  amount of the debt because the price of the issuer's  common stock might not be as high as the Manager expected.

Credit  Derivatives.  The Fund may enter into credit default swaps,  both directly  ("unfunded  swaps") and indirectly in the  form  of a  swap  embedded  within  a  structured  note
("funded  swaps"),  to  protect  against  the  risk  that  a security  will default.  Unfunded and funded credit  default swaps  may  be  on a  single  security,  or on a  basket  of securities.  The Fund pays a fee to enter  into the swap and receives a fixed  payment  during the life of the swap.  The
Fund may take a short  position in the credit  default  swap
(also known as "buying  credit  protection"),  or may take a long  position in the credit  default  swap note (also known as "selling credit protection").

      The  Fund  would  take a short  position  in a  credit
default swap (the "unfunded  swap") against a long portfolio
position  to  decrease   exposure  to  specific  high  yield
issuers.  If the  short  credit  default  swap is  against a corporate  issue,  the Fund must own that  corporate  issue.
However,  if  the  short  credit  default  swap  is  against sovereign  debt, the Fund may own either:  (i) the reference
obligation,   (ii)  any  sovereign   debt  of  that  foreign
country,  or (iii)  sovereign  debt of any country  that the
Manager  determines is closely correlated as an inexact bona fide hedge.

      If the  Fund  takes a  short  position  in the  credit
default  swap,  if  there  is  a  credit  event   (including
bankruptcy,  failure to timely pay interest or principal, or a restructuring),  the Fund will deliver the defaulted bonds and the swap  counterparty  will pay the par  amount  of the
bonds.   An   associated   risk  is  adverse   pricing  when
purchasing  bonds to satisfy  the  delivery  obligation.  If the swap is on a basket of securities,  the notional  amount of the swap is reduced  by the par  amount of the  defaulted bond,  and the fixed  payments  are then made on the reduced notional amount.

      Taking a long  position  in the  credit  default  swap
note (i.e.,  purchasing  the "funded  swap") would  increase
the  Fund's   exposure  to  specific  high  yield  corporate
issuers.  The goal would be to  increase  liquidity  in that
market   sector  via  the  swap  note  and  its   associated
increase  in the number of trading  instruments,  the number
and    type   of    market    participants,    and    market
capitalization.

      If the  Fund  takes  a  long  position  in the  credit
default swap note,  if there is a credit event the Fund will pay the par  amount of the  bonds and the swap  counterparty will  deliver  the  bonds.  If the  swap is on a  basket  of securities,  the  notional  amount of the swap is reduced by the  par  amount  of  the  defaulted  bond,  and  the  fixed payments are then made on the reduced notional amount.

      The Fund  will  invest  no more than 25 % of its total
assets in "unfunded" credit default swaps.

      The  Fund  will  limit  its  investments  in  "funded"
credit  default  swap notes to no more than 10% of its total assets.

      Other risks of credit  default  swaps include the cost
of  paying  for  credit  protection  if there  are no credit events,  pricing  transparency  when assessing the cost of a credit  default  swap,  counterparty  risk,  and the need to fund the delivery  obligation  (either cash or the defaulted bonds,  depending  on whether  the Fund is long or short the swap, respectively).

      |X|  Hedging.  The  Fund can use  hedging  instruments
although  it is not  obligated  to use them in  seeking  its objective.  To attempt to protect  against  declines  in the market value of the Fund's portfolio,  to permit the Fund to
retain   unrealized   gains  in  the   value  of   portfolio
securities which have appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures.  Covered
           calls  may also be used to  increase  the  Fund's
           income,  but  the  Manager  does  not  expect  to
           engage extensively in that practice.

      The Fund can use  hedging to  establish  a position in
the  securities   market  as  a  temporary   substitute  for
purchasing  particular  securities.  In that case,  the Fund would  normally  seek to purchase  the  securities  and then terminate  that  hedging  position.  The Fund might also use this  type of  hedge  to  attempt  to  protect  against  the possibility  that  its  portfolio  securities  would  not be fully  included in a rise in value of the  market.  To do so the Fund could:
o     buy futures, or
o     buy calls on futures or on securities.

      The Fund is not obligated to use hedging  instruments,
even  though it is  permitted  to use them in the  Manager's discretion,  as  described  below.  The Fund's  strategy  of
hedging   with  futures  and  options  on  futures  will  be
incidental to the Fund's  activities in the underlying  cash market. The particular hedging  instruments the Fund can use are  described  below.  The  Fund  may  employ  new  hedging instruments  and  strategies  when  they are  developed,  if those  investment  methods  are  consistent  with the Fund's investment  objective and are permissible  under  applicable regulations governing the Fund.

            o  Futures.  The Fund  can buy and sell  futures
contracts  that  relate to (1)  broadly-based  bond or other security  indices  (these  are  referred  to  as  "financial
futures"),   (2)  commodities  (these  are  referred  to  as
"commodity   futures"),   (3)  debt  securities  (these  are
referred to as  "interest  rate  futures"),  and (4) foreign currencies (these are referred to as "forward contracts").
      A  broadly-based  stock index is used as the basis for
trading stock index  futures.  In some cases,  these futures may be based on stocks of issuers in a  particular  industry or group  of  industries.  A stock  index  assigns  relative values  to the  securities  included  in the  index  and its value  fluctuates in response to the changes in value of the underlying securities.  A stock index cannot be purchased or sold  directly.  Bond index  futures are  similar  contracts based on the future value of the basket of  securities  that comprise the index.  These contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to  settle  the futures  transaction.  There  is no  delivery  made  of  the underlying  securities  to settle  the  futures  obligation.
Either  party may also  settle the  transaction  by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller  to
deliver  (and the  purchaser  to take)  cash or a  specified type of debt  security  to settle the  futures  transaction.
Either  party could also enter into an  offsetting  contract to close out the position.

      The  Fund  can  invest  a  portion  of its  assets  in
commodity futures contracts.  Commodity futures may be based upon  commodities  within five main  commodity  groups:  (1)
energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which includes cattle and hogs;
(3)  agriculture,  which  includes  wheat,  corn,  soybeans, cotton,  coffee,  sugar and cocoa;  (4)  industrial  metals, which  includes  aluminum,  copper,  lead,  nickel,  tin and
zinc;  and  (5)  precious   metals,   which  includes  gold,
platinum  and  silver.   The  Fund  may  purchase  and  sell
commodity  futures  contracts,  options on futures contracts and options and futures on  commodity  indices  with respect to these  five  main  commodity  groups  and the  individual commodities  within  each  group,  as well as other types of commodities.

      No  money  is  paid  or  received  by the  Fund on the
purchase or sale of a future.  Upon  entering into a futures transaction,  the  Fund  will  be  required  to  deposit  an initial margin payment with the futures commission  merchant
(the  "futures  broker").  Initial  margin  payments will be deposited  with  the  Fund's  custodian  bank in an  account registered  in  the  futures  broker's  name.  However,  the futures  broker can gain access to that  account  only under specified  conditions.  As the  future  is  marked to market
(that  is,  its value on the  Fund's  books is  changed)  to reflect  changes  in its  market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the
Fund may  elect to  close  out its  position  by  taking  an opposite  position,  at which time a final  determination of variation  margin  is made and any  additional  cash must be paid by or  released  to the  Fund.  Any loss or gain on the future is then  realized by the Fund for tax  purposes.  All
futures   transactions,   except  forward   contracts,   are
effected   through  a  clearinghouse   associated  with  the
exchange on which the contracts are traded.

            o Put and  Call  Options.  The  Fund can buy and
sell certain kinds of put options  ("puts") and call options
("calls").  The Fund can buy and  sell  exchange-traded  and over-the-counter  put  and  call  options,  including  index options,  securities options, currency options,  commodities
options,   and   options  on  the  other  types  of  futures
described above.

               o Writing Covered Call Options.  The Fund can
write (that is,  sell)  covered  calls.  If the Fund sells a call  option,  it must be covered.  That means the Fund must own the  security  subject  to the  call  while  the call is outstanding,  or, for calls on futures and indices, the call may be covered by  segregating  liquid  assets to enable the
Fund to satisfy its  obligations  if the call is  exercised.
Up to 50% of the  Fund's  total  assets  may be  subject  to calls the Fund writes.

      When  the  Fund  writes  a  call  on  a  security,  it
receives  cash (a  premium).  The  Fund  agrees  to sell the underlying  security to a purchaser of a corresponding  call on the  same  security  during  the call  period  at a fixed exercise  price  regardless of market price  changes  during the call  period.  The call  period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline during  the call  period.  That  risk may be  offset to some extent by the  premium  the Fund  receives.  If the value of the  investment  does not rise above the call  price,  it is likely that the call will lapse without being exercised.  In that  case the Fund  would  keep  the cash  premium  and the investment.

      When the Fund  writes a call on an index,  it receives
cash (a  premium).  If the buyer of the call  exercises  it, the Fund will pay an amount of cash equal to the  difference between  the  closing  price of the  call  and the  exercise price,  multiplied by a specified  multiple that  determines the total  value of the call for each  point of  difference.
If the  value  of the  underlying  investment  does not rise above the call price,  it is likely that the call will lapse without  being  exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities  depository
acting  for  the  custodian  bank,  will  act as the  Fund's
escrow  agent,   through  the   facilities  of  the  Options
Clearing  Corporation  ("OCC"),  as to  the  investments  on which the Fund has written  calls  traded on exchanges or as to other  acceptable  escrow  securities.  In that  way,  no margin  will be  required  for such  transactions.  OCC will release the  securities  on the  expiration of the option or when the Fund enters into a closing transaction.

      When  the  Fund  writes  an  over-the-counter  ("OTC")
option,  it will  enter into an  arrangement  with a primary
U.S.  government  securities  dealer which will  establish a formula  price at  which  the Fund  will  have the  absolute right to repurchase that OTC option.  The formula price will generally  be based on a multiple  of the  premium  received for the  option,  plus the  amount  by which  the  option is
exercisable   below  the  market  price  of  the  underlying
security  (that is, the option is "in the money").  When the
Fund  writes an OTC option,  it will treat as illiquid  (for purposes of its restriction on holding illiquid  securities)
the mark-to-market  value of any OTC option it holds, unless the  option  is  subject  to a  buy-back  agreement  by  the executing broker.

      To terminate its  obligation on a call it has written,
the Fund may  purchase  a  corresponding  call in a "closing purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund  wrote is more or less  than the  price of the call the Fund  purchases  to close out the  transaction.
The  Fund  may   realize  a  profit  if  the  call   expires
unexercised,  because  the Fund will  retain the  underlying security  and the  premium  it  received  when it wrote  the call.  Any such profits are  considered  short-term  capital gains for federal  income tax purposes,  as are the premiums on  lapsed  calls.  When  distributed  by the Fund  they are taxable as  ordinary  income.  If the Fund  cannot  effect a closing  purchase  transaction  due to the lack of a market, it will have to hold the callable  securities until the call expires or is exercised.

      The Fund may also  write  calls on a futures  contract
without   owning  the   futures   contract   or   securities
deliverable  under the  contract.  To do so, at the time the
call  is   written,   the  Fund  must   cover  the  call  by
identifying  on it  books an  equivalent  dollar  amount  of liquid  assets.  The Fund will  identify  additional  liquid assets  on its  books to cover  the call if the value of the identified  assets drops below 100% of the current  value of the future.  Because of this asset coverage requirement,  in no  circumstances  would the Fund's  receipt of an  exercise notice  as to that  future  require  the Fund to  deliver  a futures  contract.  It would  simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

               o Writing Put Options.  The Fund can sell put
options on  securities,  broadly-based  securities  indices, foreign  currencies and futures.  A put option on securities gives the  purchaser  the right to sell,  and the writer the
obligation  to  buy,  the   underlying   investment  at  the
exercise price during the option  period.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund  writes a put,  the put must be covered by
liquid assets  identified  on the Fund's books.  The premium the Fund  receives  from writing a put  represents a profit, as long as the price of the  underlying  investment  remains equal to or above the  exercise  price of the put.  However, the Fund also  assumes  the  obligation  during  the  option period to buy the  underlying  investment  from the buyer of the put at the  exercise  price,  even if the  value  of the investment falls below the exercise price.

      If a put the Fund  has  written  expires  unexercised,
the Fund  realizes a gain in the amount of the premium  less the  transaction  costs  incurred.  If the put is exercised, the  Fund  must  fulfill  its  obligation  to  purchase  the underlying  investment  at the  exercise  price.  That price will usually  exceed the market value of the  investment  at that  time.  In that  case,  the Fund may incur a loss if it sells the underlying investment.  That loss will be equal to the sum of the sale price of the  underlying  investment and the premium  received  minus the sum of the  exercise  price and any transaction costs the Fund incurred.

      When  writing a put  option on a  security,  to secure
its obligation to pay for the  underlying  security the Fund will deposit in escrow  liquid  assets with a value equal to or  greater  than  the  exercise  price  of  the  underlying securities.  The Fund therefore  forgoes the  opportunity of investing  the  segregated  assets or writing  calls against those assets.

      As long as the  Fund's  obligation  as the put  writer
continues,  it may be  assigned  an  exercise  notice by the broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery  of the  underlying security  and  pay  the  exercise  price.  The  Fund  has no control  over  when  it  may be  required  to  purchase  the underlying  security,  since it may be  assigned an exercise
notice  at  any  time  prior  to  the   termination  of  its
obligation  as  the  writer  of  the  put.  That  obligation
terminates   upon   expiration  of  the  put.  It  may  also
terminate  if,  before it receives an exercise  notice,  the
Fund effects a closing purchase  transaction by purchasing a put of the same  series  as it sold.  Once the Fund has been assigned  an  exercise  notice,  it cannot  effect a closing purchase transaction.

      The Fund may  decide  to  effect  a  closing  purchase
transaction  to  realize  a  profit  on an  outstanding  put option it has written or to prevent the underlying  security from being put.  Effecting  a closing  purchase  transaction will also  permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other  investments.  The Fund will realize a  profit  or  loss  from  a  closing  purchase  transaction depending on whether the cost of the  transaction is less or more than the premium  received from writing the put option.
Any profits  from  writing  puts are  considered  short-term
capital   gains  for   federal   tax   purposes,   and  when
distributed by the Fund, are taxable as ordinary income.

            o  Purchasing  Calls  and  Puts.  The  Fund  can
purchase  calls  on  securities,   broadly-based  securities
indices,  foreign  currencies  and futures.  It may do so to protect  against the possibility  that the Fund's  portfolio
will  not   participate  in  an  anticipated   rise  in  the
securities market.  When the Fund buys a call (other than in a closing  purchase  transaction),  it pays a  premium.  The
Fund  then has the  right to buy the  underlying  investment
from  a  seller  of  a   corresponding   call  on  the  same
investment  during  the  call  period  at a  fixed  exercise price.

      The  Fund  benefits  only if it  sells  the  call at a
profit or if,  during the call  period,  the market price of the  underlying  investment  is  above  the sum of the  call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call. If the Fund does not  exercise  the  call  or sell  it  (whether  or not at a profit),  the call will become  worthless at its  expiration date.  In that case the Fund will have paid the  premium but lost the right to purchase the underlying investment.

      The  Fund can buy  puts on  securities,  broadly-based
securities indices,  foreign currencies and futures, whether or not it owns  the  underlying  investment.  When  the Fund purchases  a put, it pays a premium  and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a  corresponding  investment  during the put period at a fixed exercise price.

      Buying a put on  securities  or futures  the Fund owns
enables  the Fund to attempt to  protect  itself  during the put period  against a decline in the value of the underlying
investment   below  the   exercise   price  by  selling  the
underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market price of the underlying investment  is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the
Fund will have paid the  premium  but lost the right to sell the underlying  investment.  However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own
(such as an index or  future)  permits  the Fund  either  to resell the put or to buy the underlying  investment and sell it at  the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying investment.  If the market  price of the  underlying  investment  is  above  the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on an index or
future, it pays a premium,  but settlement is in cash rather than by delivery of the  underlying  investment to the Fund.
Gain or loss  depends on  changes  in the index in  question
(and  thus  on  price  movements  in the  securities  market generally)  rather  than on price  movements  in  individual securities or futures contracts.

      The  Fund may buy a call or put  only  if,  after  the
purchase,  the value of all call and put options held by the
Fund will not exceed 5% of the Fund's total assets.

            o  Buying   and   Selling   Options  on  Foreign
Currencies.  The  Fund can buy and  sell  calls  and puts on foreign  currencies.  They include puts and calls that trade
on  a  securities   or   commodities   exchange  or  in  the
over-the-counter  markets or are quoted by major  recognized dealers in such options.

      The Fund  could  use  these  calls  and puts to try to
protect  against  declines  in the  dollar  value of foreign securities  and  increases  in the  dollar  cost of  foreign securities the Fund wants to acquire.

      If the Manager  anticipates a rise in the dollar value
of a foreign  currency  in which  securities  to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar  value of a foreign  currency,  the decline in the dollar  value of  portfolio  securities  denominated  in that currency might be partially  offset by writing calls or purchasing  puts  on that  foreign  currency.  However,  the currency  rates could  fluctuate  in a direction  adverse to the  Fund's  position.  The Fund  will  then  have  incurred option  premium  payments and  transaction  costs  without a corresponding benefit.

      A call  the  Fund  writes  on a  foreign  currency  is
"covered" if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and  immediate  right to acquire that foreign  currency  without  additional  cash
consideration   (or  it  can  do  so  for  additional   cash
consideration  held in a segregated account by its custodian bank) upon conversion or exchange of other foreign  currency held in its portfolio.

      The Fund could  write a call on a foreign  currency to
provide a hedge  against a decline in the U.S.  dollar value of a  security  which  the  Fund  owns or has the  right  to acquire and which is denominated in the currency  underlying the option.  That decline might be one that occurs due to an expected  adverse change in the exchange rate. This is known as a "cross-hedging"  strategy. In those circumstances,  the
Fund covers the option by  identifying  liquid assets on its books  having a value  equal  to its  obligation  under  the option.

            o Risks of Hedging  with  Options  and  Futures.
The use of hedging  instruments  requires special skills and knowledge of investment  techniques  that are different than what is required  for normal  portfolio  management.  If the
Manager  uses a  hedging  instrument  at the  wrong  time or judges market  conditions  incorrectly,  hedging  strategies
may  reduce  the   Fund's   return.   The  Fund  could  also
experience  losses if the prices of its  futures and options positions were not correlated with its other investments.

      The  Fund's   option   activities   could  affect  its
portfolio  turnover  rate  and  brokerage  commissions.  The exercise  of calls  written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its
turnover   rate.  The  exercise  by  the  Fund  of  puts  on
securities  will cause the sale of  underlying  investments,
increasing   portfolio   turnover.   Although  the  decision
whether  to  exercise  a put it holds is within  the  Fund's control,  holding  a put  might  cause  the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time
it  buys a call or  put,  sells  a call  or put,  or buys or sells  an  underlying  investment  in  connection  with  the exercise  of a call  or  put.  Those  commissions  could  be higher on a relative basis than the  commissions  for direct purchases or sales of the underlying  investments.  Premiums paid for options  are small in relation to the market  value of the underlying  investments.  Consequently,  put and call options  offer  large  amounts  of  leverage.  The  leverage offered by trading  in  options  could  result in the Fund's net asset  value  being  more  sensitive  to  changes in the value of the underlying investment.

      If a covered  call written by the Fund is exercised on
an investment that has increased in value,  the Fund will be required to sell the  investment at the call price.  It will not be able to  realize  any  profit if the  investment  has increased in value above the call price.

      An option  position may be closed out only on a market
that  provides  secondary  trading  for  options of the same series,  and there is no assurance  that a liquid  secondary market will exist for any particular  option. The Fund might experience  losses  if it could  not  close  out a  position because of an illiquid market for the future or option.

      There  is a risk in using  short  hedging  by  selling
futures  or  purchasing  puts on  broadly-based  indices  or futures to attempt to protect against  declines in the value of the  Fund's  portfolio  securities.  The risk is that the
prices  of  the  futures  or  the   applicable   index  will
correlate  imperfectly  with the behavior of the cash prices of the Fund's securities.  For example,  it is possible that while  the  Fund  has used  hedging  instruments  in a short hedge,  the  market  might  advance  and  the  value  of the securities held in the Fund's  portfolio  might decline.  If that  occurred,  the Fund would  lose  money on the  hedging instruments  and also  experience  a decline in the value of its portfolio  securities.  However,  while this could occur for a very  brief  period or to a very  small  degree,  over time the  value of a  diversified  portfolio  of  securities will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the
composition  of  the  Fund's  portfolio  diverges  from  the securities  included in the applicable  index. To compensate for the imperfect  correlation  of movements in the price of the portfolio  securities  being hedged and movements in the price  of  the  hedging  instruments,  the  Fund  might  use hedging  instruments  in a greater  dollar  amount  than the dollar  amount of  portfolio  securities  being  hedged.  It might do so if the  historical  volatility  of the prices of the  portfolio  securities  being  hedged  is more  than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and
futures   markets  are  subject  to   distortions,   due  to
differences  in the  nature  of those  markets.  First,  all participants  in the  futures  market are  subject to margin deposit and  maintenance  requirements.  Rather than meeting additional margin deposit requirements,  investors may close futures  contracts  through  offsetting  transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of  the  futures market  depends on  participants  entering  into  offsetting transactions  rather than making or taking delivery.  To the
extent   participants  decide  to  make  or  take  delivery,
liquidity  in the  futures  market  could be  reduced,  thus producing  distortion.  Third,  from  the  point  of view of speculators,  the deposit requirements in the futures market are less onerous than margin  requirements in the securities markets.  Therefore,  increased participation by speculators
in  the   futures   market   may   cause   temporary   price
distortions.

      The Fund can use hedging  instruments  to  establish a
position   in  the   securities   markets  as  a   temporary
substitute for the purchase of individual  securities  (long hedging) by buying  futures  and/or  calls on such  futures, broadly-based indices or on securities.  It is possible that when the Fund does so the market might decline.  If the Fund then  concludes  not to  invest  in  securities  because  of concerns that the market might decline  further or for other reasons,  the  Fund  will  realize  a loss  on  the  hedging instruments  that is not offset by a reduction  in the price of the securities purchased.

            o  Forward  Contracts.   Forward  contracts  are
foreign currency  exchange  contracts.  They are used to buy or sell  foreign  currency  for future  delivery  at a fixed price.  The  Fund  uses  them to "lock  in" the U.S.  dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect against  possible losses  from  changes  in the  relative  values  of the U.S.
dollar  and a  foreign  currency.  The  Fund  may  also  use
"cross-hedging"  where the Fund  hedges  against  changes in currencies  other than the  currency  in which a security it holds is denominated.

      Under  a  forward   contract,   one  party  agrees  to
purchase,  and  another  party  agrees to sell,  a  specific currency  at a  future  date.  That  date  may be any  fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted  directly among currency traders
(usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect against
uncertainty in the level of future exchange  rates.  The use
of  forward   contracts  does  not  eliminate  the  risk  of
fluctuations in the prices of the underlying  securities the
Fund owns or intends to  acquire,  but it does fix a rate of exchange in advance.  Although forward  contracts may reduce the risk of loss from a decline  in the value of the  hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract  for the purchase
or sale of a security denominated in a foreign currency,  or
when  it  anticipates   receiving  dividend  payments  in  a
foreign  currency,  the Fund might desire to  "lock-in"  the
U.S.  dollar  price  of  the  security  or the  U.S.  dollar equivalent  of the  dividend  payments.  To do so,  the Fund could  enter into a forward  contract  for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed amount of U.S.  dollars
per  unit  of  the  foreign  currency.   This  is  called  a
"transaction  hedge." The transaction hedge will protect the
Fund  against a loss from an adverse  change in the currency exchange  rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is declared,  and the date on which the payments are made or received.

      The Fund could also use forward  contracts  to lock in
the  U.S.  dollar  value  of  portfolio  positions.  This is called a  "position  hedge."  When the  Fund  believes  that foreign currency might suffer a substantial  decline against the U.S.  dollar,  it could enter into a forward contract to sell an amount of that foreign  currency  approximating  the value  of some  or all of the  Fund's  portfolio  securities
denominated  in  that  foreign   currency.   When  the  Fund
believes  that the U.S.  dollar might  suffer a  substantial decline  against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency for a fixed dollar  amount.  Alternatively,  the Fund could enter into a forward contract to sell a different  foreign currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.
dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio securities of the Fund are denominated.  That is referred to as a "cross hedge."

      The Fund  will  cover  its  short  positions  in these
cases by  identifying  to its custodian bank assets having a
value   equal  to  the   aggregate   amount  of  the  Fund's
commitment under forward contracts.  The Fund will not enter into  forward  contracts  or maintain a net exposure to such
contracts  if  the   consummation  of  the  contracts  would
obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the  Fund's  portfolio  securities or other  assets  denominated  in that  currency  or another currency that is the subject of the hedge.

      However,  to avoid excess transactions and transaction
costs,  the Fund may  maintain  a net  exposure  to  forward contracts  in excess of the  value of the  Fund's  portfolio
securities   or  other   assets   denominated   in   foreign
currencies  if the  excess  amount  is  "covered"  by liquid securities  denominated  in any currency.  The cover must be at least  equal at all times to the  amount of that  excess.
As one  alternative,  the Fund may  purchase  a call  option permitting  the  Fund to  purchase  the  amount  of  foreign currency  being hedged by a forward sale contract at a price no  higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency  subject to a  forward  purchase  contract  at a price as high or higher than the forward contact price.

      The  precise  matching of the  amounts  under  forward
contracts   and  the  value  of  the   securities   involved
generally  will not be possible  because the future value of securities  denominated in foreign currencies will change as a  consequence  of  market  movements  between  the date the forward  contract  is entered  into and the date it is sold.
In some cases the Manager  might decide to sell the security
and  deliver   foreign   currency  to  settle  the  original
purchase obligation.  If the market value of the security is less  than  the  amount  of  foreign  currency  the  Fund is obligated  to  deliver,  the  Fund  might  have to  purchase additional  foreign  currency on the "spot"  (that is, cash)
market to settle the security  trade. If the market value of the security  instead exceeds the amount of foreign currency the Fund is  obligated  to deliver to settle the trade,  the
Fund  might  have  to sell on the  spot  market  some of the foreign  currency  received  upon the sale of the  security.
There  will be  additional  transaction  costs  on the  spot market in those cases.

      The   projection   of   short-term   currency   market
movements  is  extremely   difficult,   and  the  successful
execution  of  a  short-term   hedging  strategy  is  highly
uncertain.   Forward   contracts   involve   the  risk  that
anticipated   currency  movements  will  not  be  accurately
predicted,  causing  the  Fund to  sustain  losses  on these contracts and to pay additional  transactions costs. The use of forward  contracts in this manner might reduce the Fund's performance if there are  unanticipated  changes in currency prices to a greater  degree than if the Fund had not entered into such contracts.

      At  or  before  the  maturity  of a  forward  contract
requiring  the Fund to sell a currency,  the Fund might sell a  portfolio  security  and use the  sale  proceeds  to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation to deliver the  currency by  purchasing  a second  contract.
Under  that  contract  the  Fund  will  obtain,  on the same maturity  date,  the same amount of the currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward  contract  requiring  it  to  purchase  a  specified currency by entering into a second contract  entitling it to sell the same amount of the same  currency  on the  maturity date of the first  contract.  The Fund would  realize a gain or loss as a result  of  entering  into  such an  offsetting forward  contract  under  either  circumstance.  The gain or loss will  depend on the extent to which the  exchange  rate or rates between the  currencies  involved moved between the
execution   dates  of  the  first  contract  and  offsetting
contract.

      The  costs  to  the  Fund  of   engaging   in  forward
contracts   varies  with  factors  such  as  the  currencies
involved,  the length of the contract  period and the market conditions then  prevailing.  Because forward  contracts are usually  entered  into on a principal  basis,  no  brokerage fees or commissions  are involved.  Because these  contracts are not traded on an  exchange,  the Fund must  evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although  the Fund values its assets daily in terms of
U.S. dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis. The
Fund may convert  foreign  currency  from time to time,  and will incur costs in doing so.  Foreign  exchange  dealers do not  charge  a fee  for  conversion,  but  they  do  seek to realize a profit based on the difference  between the prices at which  they  buy and sell  various  currencies.  Thus,  a dealer  might  offer to sell a foreign  currency to the Fund at one rate,  while  offering a lesser  rate of  exchange if the Fund desires to resell that currency to the dealer.

         o  Interest  Rate Swap  Transactions.  The Fund can
enter into  interest  rate swap  agreements.  In an interest rate swap,  the Fund and another party  exchange their right to  receive  or  their  obligation  to  pay  interest  on  a security.  For example, they might swap the right to receive floating  rate  payments for fixed rate  payments.  The Fund can enter into swaps only on  securities  that it owns.  The
Fund will not enter  into  swaps  with  respect to more than
25% of its total  assets.  Also,  the Fund will  identify on its book  liquid  assets  (such  as cash or U.S.  government securities)  to cover any  amounts it could owe under  swaps that exceed the  amounts it is  entitled to receive,  and it will adjust that amount daily, as needed.

      Swap  agreements  entail both  interest  rate risk and
credit  risk.  There is a risk that,  based on  movements of interest rates in the future,  the payments made by the Fund under a swap  agreement will be greater than the payments it received.  Credit risk arises from the possibility  that the counterparty  will default.  If the  counterparty  defaults, the Fund's loss will consist of the
net amount of  contractual  interest  payments that the Fund
has  not  yet   received.   The  Manager  will  monitor  the
creditworthiness  of  counterparties  to the Fund's interest rate swap transactions on an ongoing basis.

      The  Fund  can  enter  into  swap   transactions  with
certain   counterparties    pursuant   to   master   netting
agreements.  A master  netting  agreement  provides that all swaps done between the Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts are payable  on a  particular  date  in  the  same  currency  in respect  of  one  or  more  swap  transactions,  the  amount payable  on  that  date in that  currency  shall  be the net amount.  In  addition,  the  master  netting  agreement  may provide  that  if one  party  defaults  generally  or on one swap, the  counterparty  may terminate all of the swaps with that party. Under these agreements,  if a default results in a loss to one party,  the measure of that party's damages is
calculated   by   reference   to  the  average   cost  of  a
replacement  swap  for  each  swap.  It is  measured  by the mark-to-market  value at the time of the termination of each swap.  The  gains and  losses on all swaps are then  netted, and  the  result  is the  counterparty's  gain  or  loss  on termination.  The  termination  of all swaps and the netting of gains and losses on termination is generally  referred to as "aggregation."

            o  Regulatory  Aspects of  Hedging  Instruments.
When  using  futures  and  options on  futures,  the Fund is
required   to  operate   within   certain   guidelines   and
restrictions   with   respect  to  the  use  of  futures  as
established by the Commodities  Futures  Trading  Commission
(the  "CFTC").  In  particular,  the Fund is  exempted  from registration  with the CFTC as a "commodity  pool  operator"
if the  Fund  complies  with  the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the percentage of the Fund's  assets  that may be used for  futures  margin and  related  options  premiums  for  a  bona  fide  hedging position.  However,  under the Rule, the Fund must limit its
aggregate   initial   futures  margin  and  related  options
premiums  to not more than 5% of the  Fund's  net assets for
hedging   strategies  that  are  not  considered  bona  fide
hedging  strategies under the Rule. Under the Rule, the Fund must also use short  futures and  options on futures  solely for bona  fide  hedging  purposes  within  the  meaning  and
intent  of  the  applicable   provisions  of  the  Commodity
Exchange Act.

      Transactions  in  options  by the Fund are  subject to
limitations   established  by  the  option  exchanges.   The
exchanges  limit the maximum  number of options  that may be written or held by a single  investor or group of  investors acting in concert.  Those limits apply regardless of whether the  options  were  written  or  purchased  on the  same  or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held
by other  entities,  including  other  investment  companies having the same  advisor as the Fund (or an advisor  that is an  affiliate of the Fund's  advisor).  The  exchanges  also impose position limits on futures transactions.  An exchange may  order  the  liquidation  of  positions  found  to be in violation  of those  limits  and may  impose  certain  other sanctions.

      Under  interpretations  of  staff  members  of the SEC
regarding  applicable  provisions of the Investment  Company
Act,  when the Fund  purchases a future,  it must  segregate for liquid  assets in an amount equal to the purchase  price of the future, less the margin deposit applicable to it.

            o Tax  Aspects of Certain  Hedging  Instruments.
Certain  foreign  currency  exchange  contracts in which the
Fund may invest  are  treated as  "Section  1256  contracts"
under  the  Internal  Revenue  Code.  In  general,  gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses
arising  from  Section  1256   contracts  that  are  forward
contracts  generally are treated as ordinary income or loss.
In addition,  Section 1256 contracts held by the Fund at the
end  of  each  taxable  year  are   "marked-to-market,"  and
unrealized  gains or losses are  treated as though they were realized.  These contracts also may be marked-to-market  for
purposes  of  determining   the  excise  tax  applicable  to
investment  company  distributions  and for  other  purposes under  rules  prescribed  pursuant to the  Internal  Revenue
Code.  An election  can be made by the Fund to exempt  those transactions from this marked-to-market treatment.

      Certain  forward  contracts  the Fund  enters into may
result in "straddles"  for federal income tax purposes.  The straddle  rules may affect the character and timing of gains
(or losses)  recognized  by the Fund on straddle  positions.
Generally,   a  loss  sustained  on  the  disposition  of  a
position  making up a straddle is allowed only to the extent
that  the  loss  exceeds  any   unrecognized   gain  in  the
offsetting  positions  making  up the  straddle.  Disallowed loss is  generally  allowed at the point  where  there is no unrecognized gain in the offsetting  positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal  Revenue Code, the following  gains
or losses are treated as ordinary income or loss:

(1)   gains  or  losses   attributable  to  fluctuations  in
         exchange  rates  that  occur  between  the time the
         Fund  accrues  interest  or  other  receivables  or
         accrues expenses or other  liabilities  denominated
         in  a  foreign  currency  and  the  time  the  Fund
         actually  collects  such  receivables  or pays such
         liabilities, and
(2)   gains or losses  attributable  to  fluctuations in the
         value of a  foreign  currency  between  the date of
         acquisition  of a debt  security  denominated  in a
         foreign   currency  or  foreign   currency  forward
         contracts and the date of disposition.

      Currency  gains and losses are offset  against  market
gains and  losses on each  trade  before  determining  a net
"Section  988" gain or loss under the Internal  Revenue Code for that trade,  which may  increase or decrease  the amount of the Fund's  investment  income available for distribution to its shareholders.

      |X|   Portfolio   Turnover.    "Portfolio    turnover"
describes  the rate at which the Fund  traded its  portfolio securities  during its last fiscal year.  For example,  if a fund  sold  all of  its  securities  during  the  year,  its portfolio  turnover  rate would  have been 100%.  The Fund's portfolio  turnover rate will  fluctuate  from year to year, and the  Fund  may have a  portfolio  turnover  rate of more than 100% annually.

      Increased  portfolio  turnover  may  result  in higher
brokerage  and  transaction  costs for the  Fund,  which may
reduce   its   overall   performance.    Additionally,   the
realization   of  capital   gains  from  selling   portfolio
securities may result in distributions of taxable  long-term capital gains to shareholders,  since the Fund will normally distribute  all of its capital gains  realized each year, to avoid excise taxes under the Internal Revenue Code.

      |X| Temporary  Defensive and Interim  Investments.  In
times of adverse or unstable  market,  economic or political conditions,  the Fund can invest up to 100% of its assets in temporary  defensive  investments that are inconsistent with
the  Fund's  principal  investment  strategies.   Generally,
they would be cash equivalents  (such as commercial  paper), money market instruments,  short-term debt securities,  U.S.
Government  securities,   or  repurchase  agreements.   They
could include other  investment-grade  debt securities.  The
Fund might also hold these types of  securities  pending the investment  of  proceeds  from  the sale of Fund  shares  or portfolio  securities or to meet anticipated  redemptions of
Fund shares.  To the extent the Fund invests  defensively in these  securities,  it  might  not  achieve  its  investment objective.

Investment Restrictions

      |X|  What  Are  "Fundamental   Policies?"  Fundamental
policies  are those  policies  that the Fund has  adopted to govern its investments  that can be changed only by the vote
of  a   "majority"   of  the   Fund's   outstanding   voting
securities.  Under the Investment  Company Act, a "majority"
vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares  present or  represented  by
           proxy at a  shareholder  meeting,  if the holders
           of more than 50% of the  outstanding  shares  are
           present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The  Fund's  investment  objective  is  a  fundamental
policy.  Other policies  described in the Prospectus or this
Statement of Additional  Information are "fundamental"  only if  they  are  identified  as  such.  The  Fund's  Board  of
Trustees  can  change   non-fundamental   policies   without
shareholder  approval.   However,   significant  changes  to
investment  policies  will be  described in  supplements  or updates to the  Prospectus  or this  Statement of Additional
Information,  as  appropriate.  The Fund's most  significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental
Policies?  The following investment restrictions are
fundamental policies of the Fund.

      o  The Fund cannot buy securities or other
instruments issued or guaranteed by any one issuer if more
than 5% of its total assets would be invested in securities
or other instruments of that issuer or if it would then own
more than 10% of that issuer's voting securities.  This
limitation applies to 75% of the Fund's total assets.  The
limit does not apply to securities issued or guaranteed by
the U.S. government or any of its agencies or
instrumentalities or securities of other investment
companies.

      o  The Fund cannot make loans, except to the extent
permitted under the Investment Company Act, the rules or
regulations thereunder or any exemption therefrom that is
applicable to the Fund, as such statute, rules or
regulations may be amended or interpreted from time to time.

o     The Fund may not borrow money, except to the extent
permitted under the Investment Company Act, the rules or
regulations thereunder or any exemption therefrom that is
applicable to the Fund, as such statute, rules or
regulations may be amended or interpreted from time to time.

      o  The Fund cannot invest 25% or more of its total
assets in any one industry.  That limit does not apply to
securities issued or guaranteed by the U.S. government or
its agencies and instrumentalities or securities issued by
investment companies.

o     The Fund cannot invest in real estate, physical
commodities or commodity contracts, except to the extent
permitted under the Investment Company Act, the rules or
regulations thereunder or any exemption therefrom, as such
statute, rules or regulations may be amended or interpreted
from time to time.

      o  The Fund cannot underwrite securities of other
companies. A permitted exception is in case it is deemed to
be an underwriter under the Securities Act of 1933 when
reselling any securities held in its own portfolio.

      o  The Fund cannot issue "senior securities," but
this does not prohibit certain investment activities for
which assets of the Fund are designated as segregated, or
margin, collateral or escrow arrangements are established,
to cover the related obligations. Examples of those
activities include borrowing money, reverse repurchase
agreements, delayed-delivery and when-issued arrangements
for portfolio securities transactions, and contracts to buy
or sell derivatives, hedging instruments, options or
futures.

      Unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on
an ongoing basis, it applies only at the time the Fund
makes an investment, with the exception of the borrowing
policy. The Fund need not sell securities to meet the
percentage limits if the value of the investment increases
in proportion to the size of the Fund.

      For purposes of the Fund's  policy not to  concentrate
its   investments,   the  Fund  has  adopted  the   industry
classifications  set forth in  Appendix B to this  Statement of Additional Information. That is not a fundamental policy.

      The Fund cannot invest in other investment companies
except to the extent permitted by the Investment Company
Act. The Fund would be permitted under this policy to
invest its assets in the securities of one or more open-end
management investment companies for which the Manager, one
of its affiliates or a successor is the investment advisor
or sub-advisor. That affiliated fund or funds must have
substantially the same fundamental investment objective,
policies and limitations as the Fund. The Fund's policy not
to concentrate its investments, as described above, also
would permit the Fund to adopt a "master-feeder" structure.
Under that structure, the Fund would be a "feeder" fund and
would invest all of its assets in a single pooled "master
fund" in which other feeder funds could also invest. This
could enable the Fund to take advantage of potential
operational and cost efficiencies in the master-feeder
structure. The Fund has no present intention of adopting
the master-feeder structure. If it did so, the Prospectus
and this Statement of Additional Information would be
revised accordingly.

      The Fund currently has no intention of investing in
commodity contracts. If the Fund's intention changes, the
Prospectus and this Statement of Additional Information
will be revised accordingly.

How the Fund is Managed

Organization   and   History.   The  Fund  is  an  open-end,
diversified,   management   investment   company   with   an
unlimited   number  of   authorized   shares  of  beneficial
interest.   The  Fund  was  organized  as  a   Massachusetts
business trust on November 4, 2002.

      Classes  of  Shares.   The  Trustees  are  authorized,
without  shareholder  approval,  to create  new  series  and classes of shares.  The  Trustees  may  reclassify  unissued shares of the Fund into  additional  series  of  classes  of shares.  The Trustees  also may divide or combine the shares of a  class  into a  greater  or  lesser  number  of  shares without changing the proportionate  beneficial interest of a shareholder  in the  Fund.  Shares  do not  have  cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder  meetings.
The Fund  currently  has five  classes of  shares:  Class A,
Class B,  Class C, Class N and Class Y. All  classes  invest in the same investment portfolio.  Only retirement plans may
purchase   Class  N  shares.   Only  certain   institutional
investors may elect to purchase  Class Y shares.  Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the
      different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which
      interests of one class are different from interests
      of another class, and
o     votes as a class on matters that affect that class
      alone.

      Shares are freely transferable, and each share of
each class has one vote at shareholder meetings, with
fractional shares voting proportionally on matters
submitted to the vote of shareholders.  Each share of the
Fund represents an interest in the Fund proportionately
equal to the interest of each other share of the same
class.

Meetings of Shareholders.  As a Massachusetts business
trust, the Fund is not required to hold, and does not plan
to hold, regular annual meetings of shareholders. The Fund
will hold meetings when required to do so by the Investment
Company Act or other applicable law. It will also do so
when a shareholder meeting is called by the Trustees or
upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in
writing or vote of two-thirds of the outstanding shares of
the Fund, to remove a Trustee.  The Trustees will call a
meeting of shareholders to vote on the removal of a Trustee
upon the written request of the record holders of 10% of
its outstanding shares.  If the Trustees receive a request
from at least 10 shareholders stating that they wish to
communicate with other shareholders to request a meeting to
remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail
their communication to all other shareholders at the
applicants' expense. The shareholders making the request
must have been shareholders for at least six months and
must hold shares of the Fund valued at $25,000 or more or
constituting at least 1% of the Fund's outstanding shares,
whichever is less. The Trustees may also take other action
as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration
of Trust contains an express disclaimer of shareholder or
Trustee liability for the Fund's obligations. It also
provides for indemnification and reimbursement of expenses
out of the Fund's property for any shareholder held
personally liable for its obligations.  The Declaration of
Trust also states that upon request, the Fund shall assume
the defense of any claim made against a shareholder for any
act or obligation of the Fund and shall satisfy any
judgment on that claim.  Massachusetts law permits a
shareholder of a business trust (such as the Fund) to be
held personally liable as a "partner" under certain
circumstances. However, the risk that a Fund shareholder
will incur financial loss from being held liable as a
"partner" of the Fund is limited to the relatively remote
circumstances in which the Fund would be unable to meet its
obligations.

      The Fund's contractual arrangements state that any
person doing business with the Fund (and each shareholder
of the Fund) agrees under its Declaration of Trust to look
solely to the assets of the Fund for satisfaction of any
claim or demand that may arise out of any dealings with the
Fund. Additionally, the Trustees shall have no personal
liability to any such person, to the extent permitted by
law.

Board of Trustees and Oversight Committees.   The Fund is
governed by a Board of Trustees, which is responsible for
protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager. Although the Fund will not normally hold annual
meetings of its shareholders, it may hold shareholder
meetings from time to time on important matters, and
shareholders have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Trustees have appointed an Audit Committee,
comprised of Messrs., Abdow, Wikler (Chairman) and Wold,
all of whom are independent Trustees.  The Fund is a new
fund and as such has not completed its first fiscal year.
However, the Audit Committee plans to meet at least once
during each fiscal year.  The Board of Trustees does not
have a standing nominating or compensation committee.

      The Audit Committee furnishes the Board with
recommendations regarding the selection of the independent
auditor.  Other functions of the Audit Committee include:
(i) reviewing the scope and results of audits and the audit
fees charged; (ii) reviewing reports from the Fund's
independent auditor regarding the adequacy of the Fund's
internal accounting procedures and controls; and (iii)
establishing a separate line of communication between the
Fund's independent auditors and its Trustees, among other
duties as set forth in the Committee's charter.

      Based on the Audit Committee's recommendation, the
Board of Trustees of the Fund, including a majority of the
independent Trustees, on December 5, 2002, selected Ernst &
Young LLP ("Ernst & Young") as auditors of the Fund. Ernst
& Young also serve as independent auditors for certain
other funds for which the Manager acts as investment
advisor.

      It is anticipated the Ernst & Young will perform
audit services for the Fund including the audit of the
Fund's financial statements, review of the Fund's annual
report and registration statement amendment, consultation
on financial accounting and reporting matters, and meetings
with the Board of Trustees.

Trustees and Officers of the Fund.  The Fund's Trustees and
Officers and their positions held with the Fund and length
of service in such position(s) and their principal
occupations and business affiliations during the past five
years are listed in the chart below.  Except for Mr. Murphy
and Mr. Walcott each of the trustees is an "Independent
Trustee," as defined in the Investment Company Act.  Mr.
Murphy is an "Interested Trustee," because he is affiliated
with the Manager by virtue of his positions as an officer
and director of the Manager, and as a shareholder of its
parent company.  Mr. Walcott is also an "Interested
Trustee" by virtue of his former position as an officer of
the Manager's parent company.  All information in the
following tables is as of December 31, 2002.  All of the
Trustees are Trustees or Managers of the following
Oppenheimer funds (referred to as "Board IV Funds"):

                    OFI Tremont Core Diversified Hedge Fund
                     OFI Tremont Market Neutral Hedge Fund

                  Oppenheimer Tremont Market Neutral Fund LLC
                    Oppenheimer Tremont Opportunity Fund LLC
                          Oppenheimer Real Estate Fund
                        Oppenheimer Multi Cap Value Fund
                       Oppenheimer Total Return Bond Fund

      Messrs. Murphy, Masterson, Wixted, Vottiero, Zack,
Manioudakis, Moon, Gord and Mses. Bechtolt, Feld, Ives and
Lee are officers of the Fund and, with the exception of Ms.
Lee, hold the same offices with the other Oppenheimer
funds.  Ms. Lee is an officer of certain other Oppenheimer
funds.  As of the date of this Statement of Additional
Information, the Trustees and the officers of the Fund as a
group owned of record or beneficially less than 1% of each
class of the outstanding shares of the Fund. The foregoing
statement does not reflect ownership of shares of the Fund
held of record by an employee benefit plan for employees of
the Manager, other than the shares beneficially owned under
the plan by the officers of the Fund listed above. In
addition, each Independent Trustee, and his family members,
do not own securities of either the Manager or Distributor
of the Board IV Funds, or any person directly or indirectly
controlling, controlled by or under common control with the
Manager or Distributor. The chart below does not disclose
information about each Trustee's ownership of Fund shares
or ownership of shares of OFI Tremont Core Diversified
Hedge Fund or OFI Tremont Market Neutral Hedge Fund because
these funds were not in existence as of December 31, 2002.

      The address of each Independent Trustee in the chart
below is:  6803 S. Tucson Way, Centennial, CO 80112-3924.
Each Trustee serves for an indefinite term, until his
resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal   Occupation(s)  During  Past  5 Dollar   Aggregate
Position(s) Held     Years;                                     Range    Dollar
with Fund,           Other  Trusteeships/Directorships  Held by of       Range Of
Length of Service,   Trustee;                                   Shares   Shares
Age                  Number  of   Portfolios  in  Fund  Complex BeneficiaBeneficially
                     Currently Overseen by Trustee              Owned    Owned in
                                                                in the   Any of the
                                                                Fund     Oppenheimer
                                                                         Funds
                                                                         Overseen
                                                                         by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                 As of December 31,
                                                                        2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald J. Abdow,     President, Abdow Corporation (operator of     $0       Over
Trustee since 2003,  restaurants): Trustee, Abdow G&R Trust               $100,000
Age: 70              and Abdow Co. (owners and operators of
                     restaurant properties); Partner, Abdow
                     Partnership, Abdow Auburn Associates and
                     Abdow Hazard Associates (owners and
                     operators of restaurant properties);
                     Chairman, Western Mass Development Corp;
                     Chairman, American International College;
                     Trustee (since 1993) of MML Series
                     Investment Fund and Trustee (since 1994)
                     of MassMutual Institutional Funds
                     (open-end investment companies). Oversees
                     7 portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joseph M. Wikler,    Self-employed as an investment                $0    $10,001-$50,000
Trustee since 2003,  consultant; a director of Lakes
Age: 61              Environmental Association (since 1996),
                     and Medintec (since 1992) and Cathco
                     (since 1995) (medical device companies);
                     and a member of the investment committee
                     of the Associated Jewish Charities of
                     Baltimore (since 1994); formerly a
                     director of Fortis/Hartford mutual funds
                     (1994 - December 2001). Oversees 7
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter I. Wold,       President of Wold Properties, Inc. (an        $0       Over
Trustee since 2003,  oil and gas exploration and production               $100,000
Age: 54              company); Vice President, Secretary and
                     Treasurer of Wold Trona Company, Inc.
                     (soda ash processing and production);
                     Vice President of Wold Talc Company, Inc.
                     (talc mining); Managing Member,
                     Hole-in-the-Wall Ranch (cattle ranching);
                     formerly Director and Chairman of the
                     Board, Denver Branch of the Federal
                     Reserve Bank of Kansas City (1993-1999)
                     and Director of PacifiCorp. (1995 -
                     1999), an electric utility. Oversees 7
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------

      The address of the Interested Trustee in the chart
below is as follows:  6803 S. Tucson Way, Centennial, CO
80112-3924. The Trustee serves for an indefinite term,
until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

                                 Interested Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5      Dollar   Aggregate
Position(s) Held     Years;                                     Range    Dollar
with Fund,           Other Trusteeships/Directorships Held by   of       Range
Length of Service;   Trustee;                                   Shares   Of Shares
Age                  Number of Portfolios in Fund Complex       BeneficiaBeneficially
                     Currently Overseen by Trustee              Owned    Owned in
                                                                in the   Any of the
                                                                Fund     Oppenheimer
                                                                         Funds
                                                                         Overseen
                                                                         by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Eustis Walcott,      Principal with Ardsley Associates (since      $0    $10,001-50,000
Trustee since 2003   August 2000) (consulting firm); formerly
Age: 64              Senior Vice President, MassMutual
                     Financial Group (May 1990 - July 2000).
                     Trustee (since 2000) of Cornerstone Real
                     Estate Advisors, MML Investors Services
                     (since 2000), OFI Trust Company (since
                     2001) and the American International
                     College (since 1995). Trustee and Vice
                     President (since 1996) of the MassMutual
                     Foundation. Oversees 7 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy, an interested trustee and
officer of the Fund as indicated in the chart below, is 498
Seventh Avenue, New York, NY 10018. Mr. Murphy serves for
an indefinite term, until his resignation, retirement,
death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5      Dollar   Aggregate
                                                                         Dollar
                                                                         Range
                                                                         Of Shares
                                                                Range    Beneficially
                                                                of       Owned in
                     Years;                                     Shares   Any of the
Position(s) Held     Other Trusteeships/Directorships Held by   BeneficiaOppenheimer
with Fund,           Trustee;                                   Owned    Funds
Length of Service;   Number of Portfolios in Fund Complex       in the   Overseen
Age                  Currently Overseen by Trustee              Fund     by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                 As of December 31,
                                                                        2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman, Chief Executive Officer and         $0       Over
President, Trustee   director (since June 2001) and President             $100,000
and Chairman of the  (since September 2000) of the Manager;
Board,               President and a director or trustee of
Trustee since 2003   other Oppenheimer funds; President and a
Age: 53              director (since July 2001) of Oppenheimer
                     Acquisition Corp. and of Oppenheimer
                     Partnership Holdings, Inc.; a director
                     (since November 2001) of OppenheimerFunds
                     Distributor, Inc.; Chairman and a
                     director (since July 2001) of Shareholder
                     Services, Inc. and of Shareholder
                     Financial Services, Inc.; President and a
                     director (since July 2001) of
                     OppenheimerFunds Legacy Program (a
                     charitable trust program established by
                     the Manager); a director of the following
                     investment advisory subsidiaries of
                     OppenheimerFunds, Inc.: OFI Institutional
                     Asset Management, Inc. and Centennial
                     Asset Management Corporation (since
                     November 2001), HarbourView Asset
                     Management Corporation and OFI Private
                     Investments, Inc. (since July 2001);
                     President (since November 1, 2001) and a
                     director (since July 2001) of Oppenheimer
                     Real Asset Management, Inc.; a director
                     (since November 2001) of Trinity
                     Investment Management Corp. and Tremont
                     Advisers, Inc. (investment advisory
                     affiliates of the Manager); Executive
                     Vice President (since February 1997) of
                     Massachusetts Mutual Life Insurance
                     Company (the Manager's parent company); a
                     director (since June 1995) of DLB
                     Acquisition Corporation (a holding
                     company that owns the shaes of David L.
                     Babson & Company); formerly, Chief
                     Operating Officer (September 2000-June
                     2001) of the Manager; President and
                     trustee (November 1999-November 2001) of
                     MML Series Investment Fund and MassMutual
                     Institutional Funds (open-end investment
                     companies); a director (September
                     1999-August 2000) of C.M. Life Insurance
                     Company; President, Chief Executive
                     Officer and director (September
                     1999-August 2000) of MML Bay State Life
                     Insurance Company; a director (June
                     1989-June 1998) of Emerald Isle Bancorp
                     and Hibernia Savings Bank (a wholly-owned
                     subsidiary of Emerald Isle Bancorp).
                     Oversees 69 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is 498
Seventh Avenue, New York, NY 10018 except for Mr. Wixted
and Mses. Bechtolt and Ives whose address is 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Officer serves for an
annual term or until his or her earlier resignation, death
or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Benjamin J. Gord,              Vice President of the Manager (since April 2002); an
Portfolio Manager since 2003   officer of 1 portfolio in the OppenheimerFunds
Age:  40                       complex. Formerly an executive director and senior
                               fixed income analyst at Miller Anderson & Sherrerd,
                               a division of Morgan Stanley Investment Management
                               (April 1992-March 2002).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Angelo Manioudakis, Vice       Senior Vice President of the Manager (since April
President and Portfolio        2002); an officer of 9 portfolios in the
Manager since 2003             OppenheimerFunds complex; formerly Executive
Age: 36                        Director and portfolio manager for Miller, Anderson
                               & Sherrerd, a division of Morgan Stanley Investment
                               Management (August 1993-April 2002).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Charles Moon,                  Vice President of the Manager (since April 2002); an
Portfolio Manager since 2003   officer of 1 portfolio in the OppenheimerFunds
Age:  35                       complex. Formerly executive director and portfolio
                               manager at Miller Anderson & Sherrerd, a division of
                               Morgan Stanley Investment Management (June
                               1999-March 2002); Vice President of Citicorp
                               Securities Inc. (June 1993-May 1999).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,               Senior Vice President and Treasurer (since March
Treasurer, Principal           1999) of the Manager; Treasurer (since March 1999)
Financial and Accounting       of HarbourView Asset Management Corporation,
Officer since 2003             Shareholder Services, Inc., Oppenheimer Real Asset
Age: 42                        Management Corporation, Shareholder Financial
                               Services, Inc., Oppenheimer Partnership Holdings,
                               Inc., OFI Private Investments, Inc. (since March
                               2000), OppenheimerFunds International Ltd. and
                               Oppenheimer Millennium Funds plc (since May 2000)
                               and OFI Institutional Asset Management, Inc. (since
                               November 2000); Treasurer and Chief Financial
                               Officer (since May 2000) of Oppenheimer Trust
                               Company (a trust company subsidiary of the Manager);
                               Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. and OppenheimerFunds
                               Legacy Program (since April 2000); formerly
                               Principal and Chief Operating Officer (March
                               1995-March 1999) of Bankers Trust Company-Mutual
                               Fund Services Division. An officer of 85 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,               Vice President/Fund Accounting of the Manager (since
Assistant Treasurer since 2003 March 2002; formerly Vice President/Corporate
Age: 39                        Accounting of the Manager (July 1999-March 2002)
                               prior to which he was Chief Financial Officer at
                               Sovlink Corporation (April 1996-June 1999). An
                               officer of 85 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,               Assistant Vice President of the Manager  (since
Assistant Treasurer since 2003 September 1998); formerly Manager/Fund Accounting
Age: 39                        (September 1994-September 1998) of the Manager. An
                               officer of 85 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                Senior Vice President (since May 1985) and General
Secretary since 2003           Counsel (since February 2002) of the Manager;
Age: 54                        General Counsel and a director (since November 2001)
                               of OppenheimerFunds Distributor, Inc.; Senior Vice
                               President and General Counsel (since November 2001)
                               of HarbourView Asset Management Corporation; Vice
                               President and a director (since November 2000) of
                               Oppenheimer Partnership Holdings, Inc.; Senior Vice
                               President, General Counsel and a director (since
                               November 2001) of Shareholder Services, Inc.,
                               Shareholder Financial Services, Inc., OFI Private
                               Investments, Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.; General
                               Counsel (since November 2001) of Centennial Asset
                               Management Corporation; a director (since November
                               2001) of Oppenheimer Real Asset Management, Inc.;
                               Assistant Secretary and a director (since November
                               2001) of OppenheimerFunds International Ltd.; Vice
                               President (since November 2001) of OppenheimerFunds
                               Legacy Program; Secretary (since November 2001) of
                               Oppenheimer Acquisition Corp.; formerly Acting
                               General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of
                               the Manager; Assistant Secretary of Shareholder
                               Services, Inc. (May 1985-November 2001), Shareholder
                               Financial Services, Inc. (November 1989-November
                               2001); OppenheimerFunds International Ltd. And
                               Oppenheimer Millennium Funds plc (October
                               1997-November 2001). An officer of 85 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,           Vice President and Assistant Counsel of the Manager
Assistant Secretary since 2003 (since July 1998); formerly, an associate with
Age: 38                        Davis, Graham, & Stubbs LLP (January 1997-June
                               1998). An officer of 85 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Vice President and Assistant Counsel of
Assistant Secretary since 2003 the Manager (since December 2000); formerly an
Age: 32                        attorney and Assistant Secretary of Van Eck Global
                               (until December 2000). An officer of 3 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,             Vice President and Senior Counsel (since July 1999)
Assistant Secretary since 2003 of the Manager; Vice President (since June 1990) of
Age: 44                        OppenheimerFunds Distributor, Inc.; Director, Vice
                               President and Assistant Secretary (since June 1999)
                               of Centennial Asset Management Corporation; Vice
                               President (since 1997) of Oppenheimer Real Asset
                               Management, Inc.; formerly Vice President and
                               Associate Counsel of the Manager (June 1990-July
                               1999). An officer of 85 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Counsel (since June
Assistant Secretary since 2003 1998) of the Manager; Vice President (since 1999) of
Age: 36                        OppenheimerFunds Distributor, Inc.; Vice President
                               and Assistant Secretary (since 1999) of Shareholder
                               Services, Inc.; Assistant Secretary (since December
                               2001) of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.; formerly
                               Assistant Vice President and Assistant Counsel of
                               the Manager (August 1997-June 1998); Assistant
                               Counsel of the Manager (August 1994-August 1997). An
                               officer of 85 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------

      |X| Remuneration of Trustees. The officers of the
Fund and one Trustee (Mr. Murphy) are affiliated with the
Manager and receive no salary or fee from the Fund. The
Trustees of the Fund will receive the estimated
compensation shown below from the Fund with respect to the
Fund's fiscal year ending April 30, 2003. The compensation
from all of the Board IV Oppenheimer funds represents
compensation received as a trustee, manager or member of a
committee of the Board during the calendar year ended
December 31, 2002. The chart below does not disclose
compensation from the Fund, OFI Tremont Core Diversified
Hedge Fund or OFI Tremont Market Neutral Hedge Fund because
these funds were not in existence as of December 31, 2002.

--------------------------------------------------------------------------------

Trustee Name and Other Fund      Estimated Aggregate   Total Compensation from
                                                       all Board IV Funds for
                                                       which Individual Served
                                                         as Trustee/Manager
                                  Compensation from     For the Calendar Year
                                     Fund for the               Ended
                                  Fiscal Year Ending          12/31/02
Position(s) (as applicable)            4/30/031               (4 Funds)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald J. Abdow                          $650                  $18,000
Audit Committee Member

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eustis Walcott                           $650                  $18,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph M. Wikler                         $650                  $18,000
Audit Committee Chairman

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter I. Wold                            $650                  $18,000
Audit Committee Member

--------------------------------------------------------------------------------

1. Estimated aggregate compensation from the Fund includes
fees and deferred compensation, if any.

         |X|  Major  Shareholders.  As of the  date  of this
Statement of Additional Information,  OppenheimerFunds, Inc.
is the only shareholder of record.

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer
Acquisition   Corp.,   a  holding   company   controlled  by
Massachusetts Mutual Life Insurance Company.

      |X| Code of  Ethics.  The Fund,  the  Manager  and the
Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain  employees, including  portfolio  managers,  that would  compete with or
take  advantage  of  the  Fund's   portfolio   transactions.
Covered  persons  include  persons  with  knowledge  of  the investments and investment  intentions of the Fund and other funds  advised  by the  Manager.  The  Code of  Ethics  does
permit   personnel   subject   to  the  Code  to  invest  in
securities,  including  securities  that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is  carefully monitored and enforced by the Manager.

      The  Code  of  Ethics  is an  exhibit  to  the  Fund's
registration  statement  filed  with  the  SEC  and  can  be reviewed  and copied at the SEC's Public  Reference  Room in
Washington,  D.C. You can obtain information about the hours of  operation  of the Public  Reference  Room by calling the
SEC at  1-202-942-8090.  The  Code  of  Ethics  can  also be viewed as part of the Fund's  registration  statement on the
SEC's  EDGAR  database  at the  SEC's  Internet  web site at
www.sec.gov.   Copies  may  be  obtained,   after  paying  a
duplicating  fee,  by  electronic  request at the  following
e-mail  address:  publicinfo@sec.gov,  or by  writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |X|   The Investment Advisory Agreement. The Board of
Trustees concluded that is was in the best interest of
shareholders to approve the adoption of the Investment
Advisory Agreement, based on the factors discussed below.
The Manager provides investment advisory and management
services to the Fund under an investment advisory agreement
between the Manager and the Fund. The Manager selects
securities for the Fund's portfolio and handles its
day-to-day business. The portfolio managers of the Fund are
employed by the Manager and are the persons who are
principally responsible for the day-to-day management of
the Fund's portfolio. Other members of the Manager's
High-Grade Fixed Income Team provide the portfolio managers
with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense,
to provide the Fund with adequate office space, facilities
and equipment. It also requires the Manager to provide and
supervise the activities of all administrative and clerical
personnel required to provide effective administration for
the Fund. Those responsibilities include the compilation
and maintenance of records with respect to its operations,
the preparation and filing of specified reports, and
composition of proxy materials and registration statements
for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the
Manager under the advisory agreement. The advisory
agreement lists examples of expenses paid by the Fund. The
major categories relate to interest, taxes, brokerage
commissions, fees to certain Trustees, legal and audit
expenses, custodian bank and transfer agent expenses, share
issuance costs, certain printing and registration costs and
non-recurring expenses, including litigation costs. The
management fees paid by the Fund to the Manager are
calculated at the rates described in the Prospectus, which
are applied to the assets of the Fund as a whole. The fees
are allocated to each class of shares based upon the
relative proportion of the Fund's net assets represented by
that class.  The Fund is a new fund and has not yet
completed its first fiscal year, therefore the total amount
that the Fund paid to the Manager under the investment
advisory contract during the Fund's last three fiscal years
is not yet available.

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties or reckless disregard of
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss resulting
from a good faith error or omission on its part with
respect to any of its duties under the agreement.

      The agreement permits the Manager to act as
investment adviser for any other person, firm or
corporation and to use the name "Oppenheimer" in connection
with other investment companies for which it may act as
investment adviser or general distributor. If the Manager
shall no longer act as investment adviser to the Fund, the
Manager may withdraw the right of the Fund to use the name
"Oppenheimer" as part of its name.

      |X|   Annual Approval of Investment Advisory
Agreement. Each year, the Board of Trustees, including a
majority of the Independent Trustees, is required to
approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request
and evaluate and the Manager provide such information as
may be reasonably necessary to evaluate the terms of the
investment advisory agreement.  The Board may employ an
independent consultant to prepare a report that provides
such information as the Board will request for this
purpose.

      The Board will also receive information about the
12b-1 distribution fees the Fund pays.  These distribution
fees will be reviewed and approved at a different time of
the year.

      For the initial approval of the Fund's investment
advisory agreement, the Board reviewed the foregoing
information.  Among other factors, the Board considered:

o     The nature, cost, and quality of the services to be
   provided to the Fund and its shareholders;
o     The anticipated profitability of the Fund to the
   Manager;
o     Economies of scale that may be available to the Fund
   from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
   services to be received by the Fund from its
   relationship with the Manager; and
o     The direct and indirect benefits the Manager will
   receive from its relationship with the Fund.  These
   included services to be provided by the Distributor and
   the Transfer Agent, and brokerage and soft dollar
   arrangements permissible under Section 28(e) of the
   Securities Exchange Act.

      The Board will consider that the Manager must be able
to pay and retain high quality personnel at competitive
rates to provide services to the Fund. The Board also will
consider that maintaining the financial viability of the
Manager is important so that the Manager will be able to
continue to provide quality services to the Fund and its
shareholders in adverse times.  The Board will consider the
investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to
the use of the Manager.

      These matters will also be considered by the
Independent Trustees, meeting separately from the full
Board with experienced Counsel to the Fund who will assist
the Board in its deliberations.  The Fund's Counsel is
independent of the Manager within the meaning and intent of
the SEC rules regarding the independence of counsel.

      In arriving at a decision to approve the investment
advisory agreement, the Board will not single out any one
factor or group of factors as being more important than
other factors, but will consider all factors together.  The
Board will judge the terms and conditions of the investment
advisory agreement, including the investment advisory fee,
in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment  Advisory Agreement.
One of  the  duties  of the  Manager  under  the  investment advisory agreement is to arrange the portfolio  transactions for the Fund.  The advisory  agreement  contains  provisions relating to the employment of  broker-dealers  to effect the
Fund's portfolio transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including
"affiliated"  brokers,  as  that  term  is  defined  in  the
Investment    Company    Act.   The   Manager   may   employ
broker-dealers   that  the  Manager  thinks,   in  its  best
judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at  reasonable  expense,  the
"best  execution"  of  the  Fund's  portfolio  transactions.
"Best execution" means prompt and reliable  execution at the most favorable price  obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the  current  rates of  eligible  brokers and to minimize the commissions paid to the extent  consistent with the  interests  and policies of the Fund as  established  by its Board of Trustees.

      Under the investment advisory  agreement,  the Manager
may select  brokers  (other than  affiliates)  that  provide brokerage  and/or research  services for the Fund and/or the other  accounts  over which the  Manager  or its  affiliates have investment  discretion.  The  commissions  paid to such brokers may be higher than  another  qualified  broker would charge,  if the  Manager  makes a good  faith  determination that the  commission  is fair and  reasonable in relation to the services provided.  Subject to those considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio transactions,  the Manager may also consider sales of shares of the Fund and  other  investment  companies  for which the
Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed by the  Manager.  The Manager
allocates  brokerage for the Fund subject to the  provisions of the investment  advisory agreement and the procedures and rules described above.  Generally,  the Manager's  portfolio traders allocate brokerage based upon  recommendations  from the  Manager's  portfolio  managers.  In certain  instances, portfolio  managers may  directly  place trades and allocate brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities  other than those for which
an exchange is the primary  market are  generally  done with principals  or market  makers.  In  transactions  on foreign exchanges,  the Fund may be required to pay fixed  brokerage commissions  and  therefore  would not have the  benefit  of negotiated commissions available in U.S. markets.  Brokerage commissions  are paid  primarily for effecting  transactions in listed  securities  or for  certain  fixed-income  agency transactions in the secondary  market.  Otherwise  brokerage commissions  are  paid  only  if it  appears  likely  that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund  ordinarily  uses the same broker  for  the  purchase  or sale  of the  option  and any transaction in the securities to which the option relates.

      Other  funds  advised by the Manager  have  investment
policies  similar to those of the Fund.  Those  other  funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which  could  affect  the supply and price of the  securities.  If two or more  funds  advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under  those  combined orders are averaged as to price and  allocated in accordance with the  purchase or sale orders  actually  placed for each account.

      Most  purchases  of  debt  obligations  are  principal
transactions  at net  prices.  Instead of using a broker for those  transactions,  the Fund normally  deals directly with the selling or  purchasing  principal or market maker unless the Manager  determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from underwriters include a commission or  concession  paid  by  the  issuer  to  the  underwriter.
Purchases from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

      The investment  advisory agreement permits the Manager
to allocate  brokerage for research  services.  The research services  provided by a particular broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received for the commissions  of those other  accounts  may be useful both to the Fund and one or more of the  Manager's  other  accounts.
Investment  research  may be  supplied  to the  Manager by a third  party  at the  instance  of a  broker  through  which trades are placed.

      Investment  research services include  information and
analysis on particular  companies and  industries as well as market or economic  trends and  portfolio  strategy,  market quotations for portfolio  evaluations,  information systems, computer  hardware and similar  products and services.  If a research  service also assists the Manager in a non-research
capacity  (such  as  bookkeeping  or  other   administrative
functions),  then  only the  percentage  or  component  that
provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The  Board of  Trustees  permits  the  Manager  to use
stated commissions on secondary  fixed-income  agency trades to obtain  research if the broker  represents to the Manager that:  (i) the  trade  is not from or for the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is  not a  riskless  principal  transaction.  The  Board  of
Trustees   permits  the  Manager  to  use   concessions   on
fixed-price  offerings  to  obtain  research,  in  the  same manner as is permitted for agency transactions.

      The  research  services  provided by brokers  broadens
the scope and  supplements  the research  activities  of the
Manager.   That  research  provides   additional  views  and
comparisons  for  consideration,  and helps the  Manager  to obtain  market  information  for the valuation of securities that are either  held in the Fund's  portfolio  or are being considered for purchase.  The Manager  provides  information
to  the  Board  about  the   commissions   paid  to  brokers
furnishing  such  services,   together  with  the  Manager's
representation  that  the  amount  of such  commissions  was
reasonably   related   to  the  value  or  benefit  of  such
services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's  Agreement
with the Fund, the Distributor  acts as the Fund's principal
underwriter  in  the  continuous   public  offering  of  the
different  classes  of shares of the Fund.  The  Distributor
bears  the   expenses   normally   attributable   to  sales,
including  advertising  and the cost of printing and mailing
prospectuses,   other  than  those   furnished  to  existing
shareholders.  The  Distributor  is not  obligated to sell a specific number of shares.

Distribution and Service Plans. The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans
the Fund pays the Distributor for all or a portion of its
costs incurred in connection with the distribution and/or
servicing of the shares of the particular class.

      Each plan has been  approved by a vote of the Board of
Trustees, including a majority of the Independent
Trustees1,  cast  in  person  at a  meeting  called  for the purpose  of  voting  on that  plan.  Each plan has also been approved by the holders of a  "majority"  (as defined in the
Investment  Company  Act) of the  shares  of the  applicable class.  The shareholder  votes for the 12b-1 plans were cast by the Manager as the sole  initial  holder of each class of shares of the Fund.

      Under the plans,  the Manager and the  Distributor may
make  payments  from time to time from their own  resources, in their  sole  discretion,  to  brokers,  dealers  or other
financial     institutions    including    affiliates    for
distribution and  administrative  services they perform,  at no  direct  cost to the  Fund to make  those  payments.  The
Manager  may  use  its  profits  from  the  advisory  fee it receives  from the  Fund.  In  their  sole  discretion,  the
Distributor  and the  Manager may  increase or decrease  the amount of  payments  they make from their own  resources  to plan recipients.

      Unless a plan is  terminated as described  below,  the
plan  continues  in effect from year to year but only if the
Fund's  Board  of  Trustees  and  its  Independent  Trustees
specifically  vote  annually  to  approve  its  continuance.
Approval  must be by a vote  cast  in  person  at a  meeting called for the purpose of voting on  continuing  the plan. A plan  may  be  terminated  at any  time  by  the  vote  of a majority of the  Independent  Trustees or by the vote of the holders  of a  "majority"  (as  defined  in  the  Investment
Company Act) of the outstanding shares of that class.

      The Board of  Trustees  and the  Independent  Trustees
must  approve  all  material   amendments   to  a  plan.  An
amendment to increase  materially  the amount of payments to be made under a plan must be  approved  by  shareholders  of the class affected by the amendment.  Because Class B shares of the Fund automatically  convert into Class A shares after six years,  the Fund must obtain the  approval of both Class
A  and  Class  B  shareholders   for  a  proposed   material
amendment  to  the  Class  A  Plan  that  would   materially
increase  payments under the Plan.  That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect,  the  Treasurer  of the
Fund shall provide  separate written reports on the plans to the Board of  Trustees  at least  quarterly  for its review.
The reports  shall  detail the amount of all  payments  made under a plan and the  purpose  for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while it is in  effect,  the
selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is  committed  to the discretion of the  Independent  Trustees.  This does not prevent  the  involvement  of  others in the  selection  and nomination  process  as long  as the  final  decision  as to selection  or  nomination  is  approved by a majority of the
Independent Trustees.

      Under the plan for a class,  no  payment  will be made
to any  recipient in any quarter in which the  aggregate net asset  value of all Fund  shares of that  class  held by the recipient  for  itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent  Trustees.  The Board of
Trustees has set no minimum  amount of assets to qualify for payments under the plans.

      |X|  Class A  Service  Plan  Fees.  Under  the Class A
service plan,  the  Distributor  currently  uses the fees it receives  from the Fund to pay  brokers,  dealers  and other
financial    institutions   (they   are   referred   to   as
"recipients") for personal services and account  maintenance services  they provide for their  customers who hold Class A
shares.  The  services  include,  among  others,   answering
customer   inquiries   about   the   Fund,    assisting   in
establishing  and maintaining  accounts in the Fund,  making the Fund's  investment  plans  available and providing other services  at the  request  of the  Fund or the  Distributor.
While the plan  permits the Board to  authorize  payments to the  Distributor to reimburse  itself for services under the plan,  the Board has not yet done so,  except in the case of the special  arrangement  described  below.  The Distributor makes  payments to plan  recipients  quarterly  at an annual rate not to exceed  0.25% of the  average  annual net assets consisting  of Class A shares  held in the  accounts  of the recipients or their customers.

      During  the  first  year  the  shares  are  sold,  the
Distributor  retains the service fee to reimburse itself for the  costs of  distributing  the  shares.  Any  unreimbursed expenses  the  Distributor  incurs  with  respect to Class A shares in any fiscal year cannot be recovered in  subsequent years.  The Distributor may not use payments  received under the  Class  A Plan  to pay  any  of its  interest  expenses, carrying  charges,  or other financial  costs, or allocation of overhead.

      |X|  Class  B,  Class  C  and  Class  N  Service   and
Distribution  Plan  Fees.  Under  the  Class B,  Class C and
Class N plans,  service  fees  and  distribution  fees,  are computed  on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each regular  business day during the period.  Each plan provides for  the  Distributor  to be  compensated  at a  flat  rate, whether the Distributor's  distribution expenses are more or less  than  the  amounts  paid by the  Fund  under  the plan during the  period  for which the fee is paid.  The types of services  that  recipients  provide  for the service fee are similar to the services  provided  under the Class A service plan described above.

      The  Class B,  Class C and  Class N plans  permit  the
Distributor  to retain both the  asset-based  sales  charges and the service  fees or to pay  recipients  the service fee on a quarterly basis,  without payment in advance.  However, the Distributor  currently intends to pay the service fee to recipients  in  advance  for the first year after the shares are purchased.  After the first year shares are outstanding, the  Distributor  makes  service fee  payments  quarterly on those shares.  The advance payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for the advance  service  fee  payment.  If Class B,
Class C or Class N shares  are  redeemed  during  the  first year after  their  purchase,  the  recipient  of the service fees  on  those  shares  will  be  obligated  to  repay  the
Distributor  a pro rata  portion of the  advance  payment of the service fee made on those shares.

      The   asset-based   sales   charge  and  service  fees
increase  Class B and  Class C  expenses  by  1.00%  and the asset-based  sales charge and service fees increases Class N expenses  by  0.50%  of  the  net  assets  per  year  of the respective class.

      The Distributor  retains the asset-based  sales charge
on Class B and Class N shares.  The Distributor  retains the asset-based  sales charge on Class C shares during the first year the shares  are  outstanding.  It pays the  asset-based sales charge as an ongoing  commission  to the  recipient on
Class C shares  outstanding  for a year or more. If a dealer
has  a  special   agreement   with  the   Distributor,   the
Distributor  will  pay the  Class  B,  Class  C, or  Class N service  fee and the  asset-based  sales  charge  on Class C shares to the dealer  quarterly  in lieu of paying the sales commissions  and  service  fee in  advance  at the  time  of purchase.

      The asset-based  sales charges on Class B, Class C and
Class N shares  allow  investors  to buy  shares  without  a front-end  sales charge while  allowing the  Distributor  to compensate  dealers  that sell those  shares.  The Fund pays the  asset-based  sales charges to the  Distributor  for its services  rendered  in  distributing  Class  B,  Class C and
Class N shares.  The payments are made to the Distributor in recognition that the Distributor:

o     pays  sales  commissions  to  authorized  brokers  and
         dealers at the time of sale and pays  service  fees
         as described above,
o     may make  payment  of  sales  commissions  and/or  the
         advance of the service  fee  payment to  recipients
         under the  plans,  or may  provide  such  financing
         from its own  resources or from the resources of an
         affiliate,
o     employs personnel to support  distribution of Class B,
         Class C and Class N shares, and
o     bears the costs of sales  literature,  advertising and
         prospectuses   (other  than  those   furnished   to
         current   shareholders)   and  state   "blue   sky"
         registration  fees and certain  other  distribution
         expenses.
o     may not be able to adequately compensate dealers that
            sell Class B, Class C and Class N shares
            without receiving payment under the plans and
            therefore may not be able to offer such Classes
            for sale absent the plans,
o     receives payments under the plans consistent with the
            service fees and asset-based sales charges paid
            by other non-proprietary funds that charge
            12b-1 fees,
o     may use the payments under the plan to include the
            Fund in various third-party distribution
            programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering distribution
         services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
         at a lesser cost, the same quality distribution
         sales efforts and services, or to obtain such
         services from brokers and dealers, if the plan
         payments were to be discontinued.

      When Class B, Class C or Class N shares are sold
without the designation of a broker-dealer, the Distributor
is automatically designated as the broker-dealer of record.
In those cases, the Distributor retains the service fee and
asset-based sales charge paid on Class B, Class C and Class
N shares.

      The Distributor's  actual expenses in selling Class B,
Class C and Class N shares may be more than the  payments it
receives  from  the   contingent   deferred   sales  charges
collected  on  redeemed  shares  and from the Fund under the plans.  If  the  Class  B,  Class  C  or  Class  N  plan  is terminated by the Fund,  the Board of Trustees may allow the
Fund to continue  payments of the  asset-based  sales charge to the Distributor for  distributing  shares before the plan was terminated.

All  payments  under the Class B,  Class C and Class N plans are subject to the limitations  imposed by the Conduct Rules of the National  Association of Securities Dealers,  Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund  uses a variety of terms to illustrate its performance.  These terms include  "standardized  yield,"  "dividend  yield," "average annual total return,"  "cumulative  total return,"  "average annual total  return at net asset  value" and "total  return at net asset value." An  explanation of how yields and total returns are calculated is set forth below.

      The Fund's  illustrations  of its performance  data in
advertisements  must  comply  with  rules of the SEC.  Those rules  describe  the types of  performance  data that may be used  and  how  it is  to be  calculated.  In  general,  any advertisement  by the  Fund  of its  performance  data  must include the average  annual total returns for the advertised class of  shares of the Fund.  Those  returns  must be shown for the  1-,  5- and  10-year  periods  (or the  life of the class,  if  less)  ending  as of  the  most  recently  ended
calendar   quarter   prior   to  the   publication   of  the
advertisement (or its submission for  publication).  Certain types of yields  may also be shown,  provided  that they are accompanied by standardized average annual total returns.

      Use of standardized  performance  calculations enables
an  investor  to  compare  the  Fund's  performance  to  the performance of other funds for the same periods.  However, a number of  factors  should be  considered  before  using the
Fund's  performance  information  as a basis for  comparison with other investments:

      o Yields and total returns  measure the performance of
a hypothetical  account in the Fund over various periods and do not show the performance of each  shareholder's  account.
Your  account's   performance   will  vary  from  the  model
performance  data if your dividends are received in cash, or you buy or sell  shares  during  the  period,  or you bought your  shares at a  different  time and price than the shares used in the model.

      o The Fund's  performance  returns do not  reflect the
effect   of   taxes   on   dividends   and   capital   gains
distributions.

      o An  investment  in the  Fund is not  insured  by the
FDIC or any other government agency.

      o The principal  value of the Fund's  shares,  and its
yields and total  returns are not  guaranteed  and  normally will fluctuate on a daily basis.

      o When an investor's shares are redeemed,  they may be
worth more or less than their original cost.

      o Yields and total  returns  for any given past period
represent  historical  performance  information and are not, and should not be considered,  a prediction of future yields or returns.

      The  performance  of each  class  of  shares  is shown
separately,  because the performance of each class of shares will usually be different.  That is because of the different kinds of  expenses  each class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the Fund's  investments, the maturity of those investments,  the types of investments
the  Fund  holds,  and  its  operating   expenses  that  are
allocated to the particular class.

      |X|  Yields.  The Fund  uses a  variety  of  different
yields to  illustrate  its  current  returns.  Each class of shares  calculates  its  yield  separately  because  of  the different expenses that affect each class.

         o  Standardized  Yield.  The  "standardized  yield"
(sometimes  referred  to just as  "yield")  is  shown  for a class of shares for a stated 30-day period.  It is not based on actual  distributions paid by the Fund to shareholders in the 30-day period,  but is a  hypothetical  yield based upon
the  net  investment   income  from  the  Fund's   portfolio
investments  for that period.  It may therefore  differ from
the   "dividend   yield"  for  the  same  class  of  shares,
described below.

      Standardized  yield is calculated  using the following
formula set forth in rules  adopted by the SEC,  designed to assure  uniformity in the way that all funds calculate their yields:

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      The symbols above represent the following factors:
      a =  dividends  and interest  earned during the 30-day
           period.
      b =  expenses  accrued  for  the  period  (net  of any
           expense assumptions).
      c =  the average  daily number of shares of that class
           outstanding  during the 30-day  period  that were
           entitled to receive dividends.
      d =  the  maximum  offering  price  per  share of that
           class  on the last  day of the  period,  adjusted
           for undistributed net investment income.

      The standardized  yield for a particular 30-day period
may  differ  from  the  yield  for  other  periods.  The SEC formula  assumes  that the  standardized  yield for a 30-day period occurs at a constant rate for a six-month  period and
is  annualized   at  the  end  of  the   six-month   period.
Additionally,  because  each  class of shares is  subject to different  expenses,  it is  likely  that  the  standardized yields of the Fund's  classes of shares  will differ for any
30-day period.

         o Dividend  Yield.  The Fund may quote a  "dividend
yield"  for each  class  of its  shares.  Dividend  yield is based on the dividends  paid on a class of shares during the actual dividend  period.  To calculate  dividend yield,  the dividends  of a class  declared  during a stated  period are added  together,  and  the  sum  is  multiplied  by  12  (to annualize  the yield) and  divided by the  maximum  offering price on the last day of the  dividend  period.  The formula is shown below:

 Dividend Yield=dividends paid x 12/maximum offering price
                       (payment date)

      The  maximum   offering   price  for  Class  A  shares
includes  the current  maximum  initial  sales  charge.  The maximum  offering  price  for  Class B,  Class C and Class N
shares  is  the  net  asset   value   per   share,   without
considering   the  effect  of  contingent   deferred   sales
charges.  There is no sales  charge on Class Y  shares.  The
Class A dividend yield may also be quoted without  deducting the maximum initial sales charge.

      |X| Total  Return  Information.  There  are  different
types of "total returns" to measure the Fund's  performance.
Total  return  is the  change  in  value  of a  hypothetical investment  in the Fund over a given  period,  assuming that
all   dividends   and  capital   gains   distributions   are
reinvested in additional  shares and that the  investment is redeemed  at the end of the period.  Because of  differences in expenses for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire  period
(for  example,  ten years).  An average  annual total return shows the  average  rate of return for each year in a period that would  produce  the  cumulative  total  return over the entire period. However,  average annual total returns do not
show  actual   year-by-year   performance.   The  Fund  uses
standardized   calculations   for  its  total   returns   as
prescribed by the SEC. The methodology is discussed below.

      In calculating  total returns for Class A shares,  the
current  maximum  sales charge of 4.75% (as a percentage  of the offering price) is deducted from the initial  investment
("P") (unless the return is shown  without sales charge,  as described  below).  For  Class  B  shares,  payment  of  the applicable  contingent  deferred  sales  charge is  applied, depending on the period for which the return is shown:  5.0%
in the first  year,  4.0% in the  second  year,  3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares,  the 1%
contingent  deferred  sales  charge is deducted  for returns
for  the  1-year  period.   For  Class  N  shares,   the  1%
contingent  deferred  sales  charge is deducted  for returns for the one  year  period.  There  is no  sales  charge  for
Class Y shares.

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         o Average Annual Total Return.  The "average annual
total return" of each class is an average annual  compounded rate of  return  for  each  year in a  specified  number  of years.  It is the  rate of  return  based on the  change  in value of a  hypothetical  initial  investment of $1,000 ("P"
in the  formula  below)  held for a number of years  ("n" in the  formula) to achieve an Ending  Redeemable  Value ("ERV"
in  the  formula)  of  that  investment,  according  to  the following formula:

|_|   Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on
Distributions and Redemptions).  The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on fund
distributions and on the redemption of Fund shares,
according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemption)
  P

      o  Cumulative  Total  Return.  The  "cumulative  total
return"  calculation  measures  the  change  in  value  of a hypothetical  investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same  factors  as average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

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         o Total  Returns at Net Asset  Value.  From time to
time  the Fund may also  quote a  cumulative  or an  average annual total return "at net asset value" (without  deducting sales  charges)  for  Class A,  Class B,  Class C or Class N shares.  There is no sales charge on Class Y shares. Each is based on the  difference in net asset value per share at the beginning  and  the  end of the  period  for a  hypothetical investment  in that  class of  shares  (without  considering front-end or contingent  deferred  sales  charges) and takes
into   consideration   the  reinvestment  of  dividends  and
capital gains distributions.

Other Performance Comparisons. The Fund compares its
performance annually to that of an appropriate
broadly-based market index in its Annual Report to
shareholders. You can obtain that information by contacting
the Transfer Agent at the addresses or telephone numbers
shown on the cover of this Statement of Additional
Information. The Fund may also compare its performance to
that of other investments, including other mutual funds, or
use rankings of its performance by independent ranking
entities. Examples of these performance comparisons are set
forth below.

      |X|  Lipper  Rankings.  From time to time the Fund may
publish  the  ranking of the  performance  of its classes of
shares   by   Lipper,   Inc.   ("Lipper").   Lipper   is   a
widely-recognized   independent   mutual   fund   monitoring
service.   Lipper  monitors  the  performance  of  regulated
investment  companies,  including the Fund,  and ranks their performance  for  various  periods  in  categories  based on investment  styles.  The  Lipper  performance  rankings  are based on total  returns  that  include the  reinvestment  of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group"  indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

         o Morningstar  Ratings.  From time to time the Fund
may  publish  the  star  rating  of the  performance  of its classes  of  shares by  Morningstar,  Inc.,  an  independent mutual fund  monitoring  service.  Morningstar  rates mutual funds  in  their  specialized  market  sector.  The  Fund is rated among the Intermediate-Term Bond category.

      Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category
receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars, the next 22.5% receive 2 stars, and
the bottom 10% receive 1 star.  (Each share class is
counted as a fraction of one fund within this scale and
rated separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-, and
ten-year (if applicable) Morningstar Rating metrics.

      |X|  Performance  Rankings  and  Comparisons  by Other
Entities  and  Publications.  From time to time the Fund may
include   in  its   advertisements   and  sales   literature
performance  information  about the Fund cited in newspapers and other  periodicals  such as The New York Times, The Wall
Street  Journal,  Barron's,  or similar  publications.  That information  may include  performance  quotations from other sources,  including Lipper and Morningstar.  The performance
of  the  Fund's   classes  of  shares  may  be  compared  in
publications  to the  performance  of various market indices or other investments, and averages,  performance rankings or
other   benchmarks   prepared  by  recognized   mutual  fund
statistical services.

      Investors  may also wish to compare the returns on the
Fund's   share   classes  to  the  return  on   fixed-income
investments  available  from banks and thrift  institutions.
Those   include    certificates    of   deposit,    ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments  such as  Treasury  bills.  However,  the Fund's returns  and share  price are not  guaranteed  or insured by the  FDIC or any  other  agency  and will  fluctuate  daily, while  bank  depository  obligations  may be  insured by the
FDIC and may  provide  fixed rates of return.  Repayment  of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings or
ratings  of  the  Manager  or  Transfer  Agent,  and  of the investor  services  provided by them to  shareholders of the
Oppenheimer  funds,  other than performance  rankings of the
Oppenheimer funds  themselves.  Those ratings or rankings of shareholder  and  investor  services  by third  parties  may include  comparisons  of their services to those provided by other  mutual  fund  families  selected  by  the  rating  or ranking  services.  They may be based upon the  opinions  of the rating or ranking service itself,  using its research or judgment,  or based  upon  surveys  of  investors,  brokers, shareholders or others.

      From  time  to  time,  the  Fund  may  include  in its
advertisements   and  sales   literature  the  total  return
performance  of  a  hypothetical   investment  account  that
includes  shares  of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration  of an asset allocation model or similar presentation.  The account performance  may combine  total  return  performance  of the fund and the total return  performance of other  Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and sales  literature may
include,   for   illustrative   or   comparative   purposes,
statistical  data or  other  information  about  general  or specific market and economic  conditions.  That may include, for example,

o     information about the performance of certain
         securities or commodities markets or segments of
         those markets,
o     information about the performance of the economies of
         particular countries or regions,
o     the earnings of companies included in segments of
         particular industries, sectors, securities
         markets, countries or regions,
o     the availability of different types of securities or
         offerings of securities,
o     information relating to the gross national or gross
         domestic product of the United States or other
         countries or regions,
o     comparisons of various market sectors or indices to
         demonstrate performance, risk, or other
         characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix C
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

AccountLink.  When shares are purchased through
AccountLink, each purchase must be at least $50 and
                                                ---
shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new
account.  Shares will be purchased on the regular business
day the Distributor is instructed to initiate the Automated
Clearing House ("ACH") transfer to buy the shares.
Dividends will begin to accrue on shares purchased with the
proceeds of ACH transfers on the business day the Fund
receives Federal Funds for the purchase through the ACH
system before the close of The New York Stock Exchange (the
"Exchange"). The Exchange normally closes at 4:00 P.M., but
may close earlier on certain days.  If Federal Funds are
received on a business day after the close of the Exchange,
the shares will be purchased and dividends will begin to
accrue on the next regular business day.  The proceeds of
ACH transfers are normally received by the Fund three days
after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase
order. The Distributor and the Fund are not responsible for
any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales.  No sales charge is imposed in certain
other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor
or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower
sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your
   individual accounts (including IRAs and 403(b) plans),
   or for your joint accounts, or for trust or custodial
   accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of
   the Fund and other Oppenheimer funds to reduce the sales
   charge rate that applies to current purchases of Class A
   shares, and
o     Class A and Class B shares of Oppenheimer funds you
   previously purchased subject to an initial or contingent
   deferred sales charge to reduce the sales charge rate
   for current purchases of Class A shares, provided that
   you still hold your investment in one of the Oppenheimer
   funds.
      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund          Oppenheimer  Quest  Capital  Value Fund,
                                          Inc.
Oppenheimer Convertible Securities Fund   Oppenheimer  Quest  Global  Value  Fund,
                                          Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund          Oppenheimer      Rochester      National
                                          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer  Trinity  Large  Cap  Growth
                                          Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company Rochester Fund Municipals
Fund
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
Oppenheimer Main Street Opportunity Fund  OSM1 -  Mercury  Advisors  Focus  Growth
                                          Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund

And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds and Oppenheimer Senior
Floating Rate Fund. Under certain circumstances described
in this Statement of Additional Information, redemption
proceeds of certain money market fund shares may be subject
to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you
purchase Class A shares or Class A and Class B shares of
the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares.  The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period.  You can include
purchases made up to 90 days before the date of the
Letter.  Letters of Intent do not consider Class C or Class
N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in
writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor's request, this
may include purchases made up to 90 days prior to the date
of the Letter.  The Letter states the investor's intention
to make the aggregate amount of purchases of shares which,
when added to the investor's holdings of shares of those
funds, will equal or exceed the amount specified in the
Letter.  Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares.  Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter of Intent period,
when added to the value (at offering price) of the
investor's holdings of shares on the last day of that
period, do not equal or exceed the intended purchase
amount, the investor agrees to pay the additional amount of
sales charge applicable to such purchases. That amount is
described in "Terms of Escrow," below (those terms may be
amended by the Distributor from time to time).  The
investor agrees that shares equal in value to 5% of the
intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow.  Also, the
investor agrees to be bound by the terms of the Prospectus,
this Statement of Additional Information and the
application used for a Letter of Intent. If those terms are
amended, as they may be from time to time by the Fund, the
investor agrees to be bound by the amended terms and that
those amendments will apply automatically to existing
Letters of Intent.

      If the total eligible purchases made during the
Letter of Intent period do not equal or exceed the intended
purchase amount, the concessions previously paid to the
dealer of record for the account and the amount of sales
charge retained by the Distributor will be adjusted to the
rates applicable to actual total purchases.  If total
eligible purchases during the Letter of Intent period
exceed the intended purchase amount and exceed the amount
needed to qualify for the next sales charge rate reduction
set forth in the Prospectus, the sales charges paid will be
adjusted to the lower rate. That adjustment will be made
only if and when the dealer returns to the Distributor the
excess of the amount of concessions allowed or paid to the
dealer over the amount of concessions that apply to the
actual amount of purchases.  The excess concessions
returned to the Distributor will be used to purchase
additional shares for the investor's account at the net
asset value per share in effect on the date of such
purchase, promptly after the Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for
purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype  401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of  Intent  entered  into by an  OppenheimerFunds  prototype
401(k) plan is not  purchased  by the plan by the end of the
Letter of Intent  period,  there  will be no  adjustment  of
concessions   paid  to  the   broker-dealer   or   financial
institution  of record for accounts held in the name of that plan.

      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter of Intent period will be
deducted.  It is the responsibility of the dealer of record
and/or the investor to advise the Distributor about the
Letter in placing any purchase orders for the investor
during the Letter of Intent period.  All of such purchases
must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent.  For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase).  Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter of
Intent period, the escrowed shares will be promptly
released to the investor.

      3. If, at the end of the 13-month Letter of Intent
period the total purchases pursuant to the Letter are less
than the intended purchase amount specified in the Letter,
the investor must remit to the Distributor an amount equal
to the difference between the dollar amount of sales
charges actually paid and the amount of sales charges which
would have been paid if the total amount purchased had been
made at a single time.  That sales charge adjustment will
apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges.  Full and fractional shares remaining after such
redemption will be released from escrow.  If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:

         (a)  Class A shares sold with a front-end sales
         charge or subject to a Class A
         contingent                 deferred sales charge,
         (b)  Class B shares of other Oppenheimer funds
         acquired subject to a contingent deferred
         sales charge, and
         (c)  Class A or Class B shares acquired by
         exchange of either (1) Class A shares of one of
         the other Oppenheimer funds that were acquired
         subject to a Class A initial or
         contingent deferred sales charge or (2) Class B
         shares of one of the other
         Oppenheimer funds that were acquired subject to a
         contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you
must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to
automatically purchase additional shares directly from a
bank account for as little as $50. Shares purchased by
Asset Builder Plan payments from bank accounts are subject
to the redemption restrictions for recent purchases
described in the Prospectus.  Asset Builder Plans are
available only if your bank is an ACH member.  Asset
Builder Plans may not be used to buy shares for
OppenheimerFunds employer-sponsored qualified retirement
accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make
monthly automatic purchases of shares of up to four other
Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically.  Normally the debit will be made two
business days prior to the investment dates you selected on
your application.  Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor.  Complete the application
and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them.  The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charge or at reduced sales charge rates, as described in
Appendix C to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested
in applicable investments, then the retirement plan may
purchase only Class B shares of the Oppenheimer funds. Any
retirement plans in that category that currently invest in
Class B shares of the Fund will have their Class B shares
converted to Class A shares of the Fund when the plan's
applicable investments reach $5 million.  OppenheimerFunds
has entered into arrangements with certain record keepers
whereby the Transfer Agent compensates the record keeper
for its record keeping and account servicing functions that
it performs on behalf of the participant level accounts of
a retirement plan.  While such compensation may act to
reduce the record keeping fees charged by the retirement
plan's record keeper, that compensation arrangement may be
terminated at any time, potentially affecting the record
keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund.  However, each class has different shareholder
privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends
payable on Class B, Class C or Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund.  A salesperson who is
entitled to receive compensation from his or her firm for
selling Fund shares may receive different levels of
compensation for selling one class of shares rather than
another.

      The Distributor will not accept any order in the
amount of $500,000 or more for Class B shares or $1 million
or more for Class C shares on behalf of a single investor
(not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for
that investor to purchase Class A shares of the Fund.

Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value
whether or not subject to a contingent deferred sales
charge as described in the Prospectus, no sales concessions
will be paid to the broker-dealer of record, as described
in the Prospectus, on sales of Class A shares purchased
with the redemption proceeds of shares of another mutual
fund offered as an investment option in a retirement plan
in which Oppenheimer funds are also offered as investment
options under a special arrangement with the Distributor,
if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under
that plan. Additionally, that concession will not be paid
on purchases of Class A shares by a retirement plan made
with the redemption proceeds of Class N shares of one or
more Oppenheimer funds held by the plan for more than 18
months.

      |X|   Class B Conversion. Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares after six years is not treated as a
taxable event for the shareholder. If those laws or the IRS
interpretation of those laws should change, the automatic
conversion feature may be suspended. In that event, no
further conversions of Class B shares would occur while
that suspension remained in effect.  Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Availability of Class N Shares.  In addition to
the description of the types of retirement plans which may
purchase Class N shares contained in the prospectus, Class
N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE
            IRAs),
o     to all rollover contributions made to Individual
            401(k) plans, Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C
            to this Statement of Additional Information)
            which have entered into a special agreement
            with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a)
            or 401(k) of the Internal Revenue Code, the
            recordkeeper or the plan sponsor for which has
            entered into a special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor where the
            aggregate assets of all such plans invested in
            the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans
            that pay for the purchase with the redemption
            proceeds of Class A shares of one or more
            Oppenheimer funds.
o     to certain customers of broker-dealers and financial
            advisors that are identified in a special
            agreement between the broker-dealer or
            financial advisor and the Distributor for that
            purpose.

      The sales concession and the advance of the service
fee, as described in the Prospectus, will not be paid to
dealers of record on sales of Class N shares on:
o      purchases of Class N shares in amounts of $500,000
             or more by a retirement plan that pays for the
             purchase with the redemption proceeds of Class
             A shares of one or more Oppenheimer funds
             (other than rollovers from an
             OppenheimerFunds-sponsored Pinnacle or
             Ascender 401(k) plan to any IRA invested in
             the Oppenheimer funds),
o      purchases of Class N shares in amounts of $500,000
             or more by a retirement plan that pays for the
             purchase with the redemption proceeds of
             Class C shares of one or more Oppenheimer
             funds held by the plan for more than one year
             (other than rollovers from an
             OppenheimerFunds-sponsored Pinnacle or
             Ascender 401(k) plan to any IRA invested in
             the Oppenheimer funds), and
o      on purchases of Class N shares by an
             OppenheimerFunds-sponsored Pinnacle or
             Ascender 401(k) plan made with the redemption
             proceeds of Class A shares of one or more
             Oppenheimer funds.

      No sales concessions will be paid to the
broker-dealer of record, as described in the Prospectus, on
sales of Class N shares purchased with the redemption
proceeds of shares of another mutual fund offered as an
investment option in a retirement plan in which Oppenheimer
funds are also offered as investment options under a
special arrangement with the Distributor, if the purchase
occurs more than 30 days after the Oppenheimer funds are
added as an investment option under that plan.

      |X|         Allocation of Expenses. The Fund pays
expenses related to its daily operations, such as custodian
fees, Trustees' fees, transfer agency fees, legal fees and
auditing costs.  Those expenses are paid out of the Fund's
assets and are not paid directly by shareholders.  However,
those expenses reduce the net asset values of shares, and
therefore are indirectly borne by shareholders through
their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses.  General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total net assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class.  Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated Trustees, custodian expenses, share
issuance costs, ongoing organization and start-up costs,
interest, taxes and brokerage commissions, and
non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class.  Examples of such expenses include
distribution and service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses, and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee
is assessed on any account valued at less than $500. This
fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the
      automatic conversion of shares from Class B to Class
      A shares;
o     Accounts with an active Asset Builder Plan, payroll
      deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts
      that are making continuing purchases;
o     Certain accounts held by broker-dealers through the
      National Securities Clearing Corporation; and
o     Accounts that fall below the $500 threshold due
      solely to market fluctuations within the 12-month
      period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying
accounts annually on or about the second to last business
day of September.  This annual fee is waived for any
shareholders who elect to access their account documents
through electronic document delivery rather than in paper
copy and who elect to utilize the Internet or PhoneLink as
their primary source for their general servicing needs.  To
sign up to access account documents electronically via
eDocs Direct, please visit the Service Center on our
website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862
           ------------------------
for instructions.

Determination of Net Asset Values Per Share.  The net asset
values per share of each class of shares of the Fund are
determined as of the close of business of the Exchange on
each day that the Exchange is open. The calculation is done
by dividing the value of the Fund's net assets attributable
to a class by the number of shares of that class that are
outstanding.  The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for
example, in case of weather emergencies or on days falling
before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is
subject to change) states that it will close on New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on
other days.

      Dealers other than Exchange members may conduct
trading in certain securities on days on which the Exchange
is closed (including weekends and holidays) or after 4:00
P.M. on a regular business day. Because the Fund's net
asset values will not be calculated on those days, the
Fund's net asset values per share may be significantly
affected on such days when shareholders may not purchase or
redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is
completed before the close of The Exchange.

      Changes in the values of securities traded on foreign
exchanges or markets as a result of events that occur after
the prices of those securities are determined, but before
the close of The Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless
the Manager determines that the event is likely to effect a
material change in the value of the security. The Manager,
or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under
procedures established by the Board and subject to the
approval, ratification and confirmation by the Board at its
next ensuing meeting.

                  Securities Valuation.  The Fund's Board
                           of Trustees has established
                           procedures for the valuation of
                           the Fund's securities. In
                           general those procedures are as
                           follows:
o     Equity securities traded on a U.S. securities
exchange or on Nasdaq(R)are valued as follows:

            (1)  if last sale information is regularly
                 reported, they are valued at the last
                 reported sale price on the principal
                 exchange on which they are traded or on
                 Nasdaq, as applicable, on that day, or
            (2)  if last sale information is not available
                 on a valuation date, they are valued at
                 the last reported sale price preceding the
                 valuation date if it is within the spread
                 of the closing "bid" and "asked" prices on
                 the valuation date or, if not,  at the
                 closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:

            (3)  at the last sale price available to the
                 pricing service approved by the Board of
                 Trustees, or
            (4)  at the last sale price obtained by the
                 Manager from the report of the principal
                 exchange on which the security is traded
                 at its last trading session on or
                 immediately before the valuation date, or
            (5)  at the mean between the "bid" and "asked"
                 prices obtained from the principal
                 exchange on which the security is traded
                 or, on the basis of reasonable inquiry,
                 from two market makers in the security.

o     Long-term debt securities having a remaining maturity
in excess of 60 days are valued based on the mean between
the "bid" and "asked" prices determined by a portfolio
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:

            (6)  debt instruments that have a maturity of
            more than 397 days when issued,
            (7)  debt instruments that had a maturity of

                 397 days or less when issued and have a
                 remaining maturity of more than 60 days,
                 and

            (8)  non-money market debt instruments that had
                 a maturity of 397 days or less when issued
                 and which have a remaining maturity of 60
                 days or less.

o     The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:

            (9)  money market debt securities held by a
                 non-money market fund that had a maturity
                 of less than 397 days when issued that
                 have a remaining maturity of 60 days or
                 less, and
            (10) debt instruments held by a money market
                 fund that have a remaining maturity of 397
                 days or less.

o     Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures.  If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager may use pricing services
approved by the Board of Trustees. The pricing service may
use "matrix" comparisons to the prices for comparable
instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the
tax-exempt status of the interest paid by municipal
securities).  The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

      The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined to be reliable are used to value
foreign currency, including forward contracts, and to
convert to U.S. dollars securities that are denominated in
foreign currency.

      Puts, calls, and futures are valued at the last sale
price on the principal exchange on which they are traded or
on Nasdaq, as applicable, as determined by a pricing
service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be
valued at the last sale price on the preceding trading day
if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on Nasdaq on the
valuation date. If not, the value shall be the closing bid
price on the principal exchange or on Nasdaq on the
valuation date.  If the put, call or future is not traded
on an exchange or on Nasdaq, it shall be valued by the mean
between "bid" and "asked" prices obtained by the Manager
from two active market makers. In certain cases that may be
at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received.  If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium received. If the Fund enters into
a closing purchase transaction, it will have a gain or
loss, depending on whether the premium received was more or
less than the cost of the closing transaction.  If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri
Bank (the "Bank") for clearance, the Bank will ask the Fund
to redeem a sufficient number of full and fractional shares
in the shareholder's account to cover the amount of the
check.  This enables the shareholder to continue receiving
dividends on those shares until the check is presented to
the Fund.  Checks may not be presented for payment at the
offices of the Bank or the Fund's custodian.  This
limitation does not affect the use of checks for the
payment of bills or to obtain cash at other banks. The Fund
reserves the right to amend, suspend or discontinue
offering checkwriting privileges at any time.  The Fund
will provide you notice whenever it is required to do so by
applicable law.

      In choosing to take advantage of the Checkwriting
privilege, by signing the account application or by
completing a Checkwriting card, each individual who signs:

      (1)  for individual accounts, represents that they
         are the registered owner(s) of the shares of the

         Fund in that account;

      (2)               for accounts for corporations,
         partnerships, trusts and other entities,
         represents that they are an officer, general
         partner, trustee or other fiduciary or agent, as
         applicable, duly authorized to act on behalf of
         the registered owner(s);
      (3)               authorizes the Fund, its Transfer
         Agent and any bank through which the Fund's drafts
         (checks) are payable to pay all checks drawn on
         the Fund account of such person(s) and to redeem a
         sufficient amount of shares from that account to
         cover payment of each check;
      (4)               specifically acknowledges that if
         they choose to permit checks to be honored if
         there is a single signature on checks drawn
         against joint accounts, or accounts for
         corporations, partnerships, trusts or other
         entities, the signature of any one signatory on a
         check will be sufficient to authorize payment of
         that check and redemption from the account, even
         if that account is registered in the names of more
         than one person or more than one authorized
         signature appears on the Checkwriting card or the
         application, as applicable;
      (5)               understands that the Checkwriting
         privilege may be terminated or amended at any time
         by the Fund and/or the Fund's bank; and
      (6)               acknowledges and agrees that
         neither the Fund nor its bank shall incur any
         liability for that amendment or termination of
         checkwriting privileges or for redeeming shares to
         pay checks reasonably believed by them to be
         genuine, or for returning or not paying checks
         that have not been accepted for any reason.

Reinvestment Privilege.  Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o     Class A shares purchased subject to an initial sales
         charge or Class A shares on which a contingent
         deferred sales charge was paid, or
o     Class B shares that were subject to the Class B
         contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order.  The shareholder must ask the Transfer Agent for
that privilege at the time of reinvestment. This privilege
does not apply to Class C, Class N or Class Y shares. The
Fund may amend, suspend or cease offering this reinvestment
privilege at any time as to shares redeemed after the date
of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain.  If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment.  Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid.  That would reduce the
loss or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of Trustees
of the Fund may determine that it would be detrimental to
the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly
in cash. In that case, the Fund may pay the redemption
proceeds in whole or in part by a distribution "in kind" of
liquid securities from the portfolio of the Fund, in lieu
of cash.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Trustees has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $500 or such lesser amount as the
Board may fix.  The Board will not cause the involuntary
redemption of shares in an account if the aggregate net
asset value of such shares has fallen below the stated
minimum solely as a result of market fluctuations.  If the
Board exercises this right, it may also fix the
requirements for any notice to be given to the shareholders
in question (not less than 30 days). The Board may
alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares.  When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans.  Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information.  The request must:

      (1)  state the reason for the distribution;
      (2)  state the owner's awareness of tax penalties if
      the distribution is premature; and
      (3)  conform to the requirements of the plan and the
      Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors)
in OppenheimerFunds-sponsored pension or profit-sharing
plans with shares of the Fund held in the name of the plan
or its fiduciary may not directly request redemption of
their accounts.  The plan administrator or fiduciary must
sign the request.

      Distributions from pension and profit sharing plans
are subject to special requirements under the Internal
Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed.  Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers.  The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers.  Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of The Exchange on a regular business day, it
will be processed at that day's net asset value if the
order was received by the dealer or broker from its
customers prior to the time the Exchange closes. Normally,
the Exchange closes at 4:00 P.M., but may do so earlier on
some days. Additionally, the order must have been
transmitted to and received by the Distributor prior to its
close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan.  Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment.  Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent.  Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the account
application.  If a contingent deferred sales charge applies
to the redemption, the amount of the check or payment will
be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
automatic withdrawal plans, because of the potential
imposition of the contingent deferred sales charge on such
withdrawals (except where the Class B, Class C or Class N
contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below.  These
provisions may be amended from time to time by the Fund
and/or the Distributor.  When adopted, any amendments will
automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $50. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as necessary to meet  withdrawal  payments.  Shares acquired without  a sales  charge  will  be  redeemed  first.  Shares
acquired  with   reinvested   dividends  and  capital  gains
distributions  will be  redeemed  next,  followed  by shares acquired  with a sales  charge,  to the extent  necessary to
make   withdrawal   payments.   Depending  upon  the  amount
withdrawn,   the  investor's   principal  may  be  depleted.
Payments  made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer the Plan. Share
certificates will not be issued for shares of the Fund
purchased for and held under the Plan, but the Transfer
Agent will credit all such shares to the account of the
Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date.  Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect.  The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the Plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent.  The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      To use shares held under the Plan as collateral for a
debt, the Planholder may request issuance of a portion of
the shares in certificated form.  Upon written request from
the Planholder, the Transfer Agent will determine the
number of shares for which a certificate may be issued
without causing the withdrawal checks to stop. However,
should such uncertificated shares become exhausted, Plan
withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are deemed "Class
A" shares for this purpose. You can obtain a current list
showing which funds offer which classes of shares by
calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer New York Municipal Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Disciplined Allocation Fund Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Developing Markets Fund     Oppenheimer Quest Global Value
                                              Fund, Inc.
      Oppenheimer Gold & Special Minerals     Oppenheimer Rochester National
      Fund                                    Municipals
      Oppenheimer International Bond Fund     Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer International Growth Fund   Oppenheimer Small Cap Value Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not
      be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities
      Fund may be exchanged only for Class A shares of
      other Oppenheimer funds. They may not be acquired by
      exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal
      Fund may be exchanged only for Class B shares of
      other Oppenheimer funds and no exchanges may be made
      to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may
      not be exchanged for shares of Oppenheimer Money
      Market Fund, Inc., Oppenheimer Cash Reserves or
      Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase
      shares of Oppenheimer Capital Preservation Fund, and
      only those participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital
      Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate
      Fund are not available by exchange of shares of
      Oppenheimer Money Market Fund or Class A shares of
      Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury
      Advisors S&P Index Fund and Oppenheimer Select
      Managers QM Active Balanced Fund are only available
      to retirement plans and are available only by
      exchange from the same class of shares of other
      Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged
      at net asset value for shares of any money market
      fund offered by the Distributor. Shares of any money
      market fund purchased without a sales charge may be
      exchanged for shares of Oppenheimer funds offered
      with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal
      charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares of
      other mutual funds (other than funds managed by the
      Manager or its subsidiaries) redeemed within the 30
      days prior to that purchase may subsequently be
      exchanged for shares of other Oppenheimer funds
      without being subject to an initial sales charge or
      contingent deferred sales charge. To qualify for that
      privilege, the investor or the investor's dealer must
      notify the Distributor of eligibility for this
      privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they
      must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment trust
      for which reinvestment arrangements have been made
      with the Distributor may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange
privilege at any time. Although the Fund may impose these
changes at any time, it will provide you with notice of
those changes whenever it is required to do so by
applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the
exchange privilege. That 60 day notice is not required in
extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales
Charges. No contingent deferred sales charge is imposed on
exchanges of shares of any class purchased subject to a
contingent deferred sales charge, with the following
exceptions:

o     When Class A shares of any Oppenheimer fund (other
than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent
deferred sales charge are redeemed within 18 months
measured from the beginning of the calendar month of the
initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the
redeemed shares.

o     When Class A shares of Rochester National Municipals
and Rochester Fund Municipals acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed
within 24 months of the beginning of the calendar month of
the initial purchase of the exchanged Class A shares, the
Class A contingent deferred sales charge is imposed on the
redeemed shares.

o     If any Class A shares of another Oppenheimer fund
that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent
deferred sales charge of the other Oppenheimer fund at the
time of exchange, the holding period for that Class A
contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund
acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be
subject to the Class A Early Withdrawal Charge of
Oppenheimer Senior Floating Rate Fund if they are
repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and
Oppenheimer Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within the Class A holding period of the fund from which
the shares were exchanged, the Class A contingent deferred
sales charge of the fund from which the shares were
exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B
contingent deferred sales charge is imposed on Class B
shares acquired by exchange if they are redeemed within six
years of the initial purchase of the exchanged Class B
shares.

o     With respect to Class C shares, the Class C
contingent deferred sales charge is imposed on Class C
shares acquired by exchange if they are redeemed within 12
months of the initial purchase of the exchanged Class C
shares.

o     With respect to Class N shares, a 1% contingent
deferred sales charge will be imposed if the retirement
plan (not including IRAs and 403(b) plans) is terminated or
Class N shares of all Oppenheimer funds are terminated as
an investment option of the plan and Class N shares are
redeemed within 18 months after the plan's first purchase
of Class N shares of any Oppenheimer fund or with respect
to an individual retirement plan or 403(b) plan, Class N
shares are redeemed within 18 months of the plan's first
purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed
to effect an exchange, the priorities described in "How To
Buy Shares" in the Prospectus for the imposition of the
Class B, Class C or Class N contingent deferred sales
charge will be followed in determining the order in which
the shares are exchanged. Before exchanging shares,
shareholders should take into account how the exchange may
affect any contingent deferred sales charge that might be
imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class
must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund
reserves the right to reject telephone or written exchange
requests submitted in bulk by anyone on behalf of more than
one account.  The Fund may accept requests for exchanges of
up to 50 accounts per day from representatives of
authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging
shares by telephone, a shareholder must have an existing
account in the fund to which the exchange is to be made.
Otherwise, the investors must obtain a prospectus of that
fund before the exchange request may be submitted. If all
telephone lines are busy (which might occur, for example,
during periods of substantial market fluctuations),
shareholders might not be able to request exchanges by
telephone and would have to submit written exchange
requests.

Processing  Exchange  Requests.  Shares to be exchanged  are redeemed  on the regular  business  day the  Transfer  Agent
receives   an   exchange   request   in  proper   form  (the
"Redemption  Date").  Normally,  shares  of the  fund  to be acquired are  purchased  on the  Redemption  Date,  but such purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer  of the  redemption  proceeds.  The Fund reserves  the  right,  in  its  discretion,  to  refuse  any exchange request that may  disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price  that  might  be  disadvantageous  to the
Fund, the Fund may refuse the request.
      When you exchange  some or all of your shares from one
fund to another,  any  special  account  feature  such as an
Asset  Builder Plan or Automatic  Withdrawal  Plan,  will be switched  to the  new  fund  account  unless  you  tell  the
Transfer  Agent not to do so.  However,  special  redemption and exchange  features such as Automatic  Exchange Plans and
Automatic  Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number
of shares exchanged may be less than the number requested
if the exchange or the number requested would include
shares subject to a restriction cited in the Prospectus or
this Statement of Additional Information, or would include
shares covered by a share certificate that is not tendered
with the request.  In those cases, only the shares
available for exchange without restriction will be
exchanged.

      The different Oppenheimer funds available for
exchange have different investment objectives, policies and
risks. A shareholder should assure that the fund selected
is appropriate for his or her investment and should be
aware of the tax consequences of an exchange.  For federal
income tax purposes, an exchange transaction is treated as
a redemption of shares of one fund and a purchase of shares
of another.  "Reinvestment Privilege," above, discusses
some of the tax consequences of reinvestment of redemption
proceeds in such cases.  The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend
rate and there can be no assurance as to the payment of any
dividends or the realization of any capital gains. The
dividends and distributions paid by a class of shares will
vary from time to time depending on market conditions, the
composition of the Fund's portfolio, and expenses borne by
the Fund or borne separately by a class. Dividends are
calculated in the same manner, at the same time, and on the
same day for each class of shares. However, dividends on
Class B, Class C and Class N shares are expected to be
lower than dividends on Class A and Class Y shares. That is
because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will
also differ in amount as a consequence of any difference in
the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of
Fund shares represented by checks returned to the Transfer
Agent by the Postal Service as undeliverable will be
invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the
return of such checks to the Transfer Agent, to enable the
investor to earn a return on otherwise idle funds.
Unclaimed accounts may be subject to state escheatment
laws, and the Fund and the Transfer Agent will not be
liable to shareholders or their representatives for
compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and
Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly
highlighted in the Prospectus. The following is only a
summary of certain additional tax considerations generally
affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this
Statement of Additional Information is based on tax law in
effect on the date of the Prospectus and this Statement of
Additional Information. Those laws and regulations may be
changed by legislative, judicial, or administrative action,
sometimes with retroactive effect. State and local tax
treatment of ordinary income dividends and capital gain
dividends from regulated investment companies may differ
from the treatment under the Internal Revenue Code
described below. Potential purchasers of shares of the Fund
are urged to consult their tax advisers with specific
reference to their own tax circumstances as well as the
consequences of federal, state and local tax rules
affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund
has elected to be taxed as a regulated investment company
under Subchapter M of the Internal Revenue Code of 1986, as
amended.  As a regulated investment company, the Fund is
not subject to federal income tax on the portion of its net
investment income (that is, taxable interest, dividends,
and other taxable ordinary income, net of expenses) and
capital gain net income (that is, the excess of net
long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification
enables the Fund to "pass through" its income and realized
capital gains to shareholders without having to pay tax on
them. This avoids a "double tax" on that income and capital
gains, since shareholders normally will be taxed on the
dividends and capital gains they receive from the Fund
(unless their Fund shares are held in a retirement account
or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of
complex tests relating to qualification that the Fund might
not meet in a particular year. If it did not qualify as a
regulated investment company, the Fund would be treated for
tax purposes as an ordinary corporation and would receive
no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the
Fund must distribute at least 90% of its investment company
taxable income (in brief, net investment income and the
excess of net short-term capital gain over net long-term
capital loss) for the taxable year. The Fund must also
satisfy certain other requirements of the Internal Revenue
Code, some of which are described below.  Distributions by
the Fund made during the taxable year or, under specified
circumstances, within 12 months after the close of the
taxable year, will be considered distributions of income
and gains for the taxable year and will therefore count
toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the
Fund must derive at least 90% of its gross income from
dividends, interest, certain payments with respect to
securities loans, gains from the sale or other disposition
of stock or securities or foreign currencies (to the extent
such currency gains are directly related to the regulated
investment company's principal business of investing in
stock or securities) and certain other income.

      In addition to satisfying the requirements described
above, the Fund must satisfy an asset diversification test
in order to qualify as a regulated investment company.
Under that test, at the close of each quarter of the Fund's
taxable year, at least 50% of the value of the Fund's
assets must consist of cash and cash items (including
receivables), U.S. government securities, securities of
other regulated investment companies, and securities of
other issuers. As to each of those issuers, the Fund must
not have invested more than 5% of the value of the Fund's
total assets in securities of each such issuer and the Fund
must not hold more than 10% of the outstanding voting
securities of each such issuer. No more than 25% of the
value of its total assets may be invested in the securities
of any one issuer (other than U.S. government securities
and securities of other regulated investment companies), or
in two or more issuers which the Fund controls and which
are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed
by certain agencies or instrumentalities of the U.S.
government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the
Internal Revenue Code, by December 31 each year, the Fund
must distribute 98% of its taxable investment income earned
from January 1 through December 31 of that year and 98% of
its capital gains realized in the period from November 1 of
the prior year through October 31 of the current year. If
it does not, the Fund must pay an excise tax on the amounts
not distributed. It is presently anticipated that the Fund
will meet those requirements. To meet this requirement, in
certain circumstances the Fund might be required to
liquidate portfolio investments to make sufficient
distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a
particular year that it would be in the best interests of
shareholders for the Fund not to make such distributions at
the required levels and to pay the excise tax on the
undistributed amounts. That would reduce the amount of
income or capital gains available for distribution to
shareholders.

Taxation  of  Fund   Distributions.   The  Fund  anticipates
distributing  substantially  all of its  investment  company taxable  income for each taxable year.  Those  distributions will be  taxable  to  shareholders  as  ordinary  income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code
govern the eligibility of the Fund's dividends for the
dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for
the deduction.  The amount of dividends paid by the Fund
that may qualify for the deduction is limited to the
aggregate amount of qualifying dividends that the Fund
derives from portfolio investments that the Fund has held
for a minimum period, usually 46 days. A corporate
shareholder will not be eligible for the deduction on
dividends paid on Fund shares held for 45 days or less.  To
the extent the Fund's dividends are derived from gross
income from option premiums, interest income or short-term
gains from the sale of securities or dividends from foreign
corporations, those dividends will not qualify for the
deduction.

      The Fund may either retain or distribute to
shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.
If net long term capital gains are distributed and
designated as a capital gain distribution, it will be
taxable to shareholders as a long-term capital gain and
will be properly identified in reports sent to shareholders
in January of each year. Such treatment will apply no
matter how long the shareholder has held his or her shares
or whether that gain was recognized by the Fund before the
shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain,
the Fund will be subject to tax on it at the 35% corporate
tax rate. If the Fund elects to retain its net capital
gain, the Fund will provide to shareholders of record on
the last day of its taxable year information regarding
their pro rata share of the gain and tax paid. As a result,
each shareholder will be required to report his or her pro
rata share of such gain on their tax return as long-term
capital gain, will receive a refundable tax credit for
his/her pro rata share of tax paid by the Fund on the gain,
and will increase the tax basis for his/her shares by an
amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund
from sources within foreign countries may be subject to
foreign taxes withheld at the source.  The United States
has entered into tax treaties with many foreign countries
which entitle the Fund to a reduced rate of, or exemption
from, taxes on such income.

      Distributions by the Fund that do not constitute
ordinary income dividends or capital gain distributions
will be treated as a return of capital to the extent of the
shareholder's tax basis in their shares. Any excess will be
treated as gain from the sale of those shares, as discussed
below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or
deemed made) during the year. If prior distributions made
by the Fund must be re-characterized as a non-taxable
return of capital at the end of the fiscal year as a result
of the effect of the Fund's investment policies, they will
be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the
manner described above regardless of whether the
distributions are paid in cash or reinvested in additional
shares of the Fund (or of another fund).  Shareholders
receiving a distribution in the form of additional shares
will be treated as receiving a distribution in an amount
equal to the fair market value of the shares received,
determined as of the reinvestment date.

      The Fund will be required in certain cases to
withhold 30% (29% for payments after December 31, 2003) of
ordinary income dividends, capital gains distributions and
the proceeds of the redemption of shares, paid to any
shareholder (1) who has failed to provide a correct
                                            -------
taxpayer identification number or to properly certify that
number when required, (2) who is subject to backup
withholding for failure to report the receipt of interest
or dividend income properly, or (3) who has failed to
certify to the Fund that the shareholder is not subject to
backup withholding or is an "exempt recipient" (such as a
corporation). All income and any tax withheld by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

Tax  Effects  of  Redemptions  of Shares.  If a  shareholder redeems all or a portion of his/her shares,  the shareholder will  recognize a gain or loss on the redeemed  shares in an amount equal to the  difference  between the proceeds of the redeemed shares and the shareholder's  adjusted tax basis in the  shares.  All or a  portion  of any loss  recognized  in that manner may be disallowed if the  shareholder  purchases other  shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the
redemption of shares of the Fund will be considered capital
gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares
were held for more than one year.  However, any capital
loss arising from the redemption of shares held for six
months or less will be treated as a long-term capital loss
to the extent of the amount of capital gain dividends
received on those shares. Special holding period rules
under the Internal Revenue Code apply in this case to
determine the holding period of shares and there are limits
on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not
limited to, a nonresident alien individual, a foreign
trust, a foreign estate, a foreign corporation, or a
foreign partnership) primarily depends on whether the
foreign person's income from the Fund is effectively
connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual
fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund
(and are deemed not "effectively connected income") to
foreign persons will be subject to a U.S. tax withheld by
the Fund at a rate of 30%, provided the Fund obtains a
properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's
country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income
dividends paid by the Fund. All income and any tax withheld
by the Fund is remitted by the Fund to the U.S. Treasury
and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status.

      If the foreign person fails to provide a
certification of his/her foreign status, the Fund will be
required to withhold U.S. tax at a rate of 30% (29% for
payments after December 31, 2003) on ordinary income
dividends, capital gains distributions and the proceeds of
the redemption of shares, paid to any foreign person. All
income and any tax withheld (in this situation) by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

      The tax consequences to foreign persons entitled to
claim the benefits of an applicable tax treaty may be
different from those described herein.  Foreign
shareholders are urged to consult their own tax advisors or
the U.S. Internal Revenue Service with respect to the
particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding
taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the
Fund may elect to reinvest all dividends and/or capital
gains distributions in shares of the same class of any of
the other Oppenheimer funds listed above. Reinvestment will
be made without sales charge at the net asset value per
share in effect at the close of business on the payable
date of the dividend or distribution. To elect this option,
the shareholder must notify the Transfer Agent in writing
and must have an existing account in the fund selected for
reinvestment. Otherwise the shareholder first must obtain a
prospectus for that fund and an application from the
Distributor to establish an account. Dividends and/or
distributions from shares of certain other Oppenheimer
funds (other than Oppenheimer Cash Reserves) may be
invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through
dealers, brokers and other financial institutions that have
a sales agreement with OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of
the other Oppenheimer funds and is sub-distributor for
funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is a division of the Manager. It is
responsible for maintaining the Fund's shareholder registry
and shareholder accounting records, and for paying
dividends and distributions to shareholders. It also
handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account
fee. It also acts as shareholder servicing agent for the
other Oppenheimer funds. Shareholders should direct
inquiries about their accounts to the Transfer Agent at the
address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the
Fund's assets. The custodian's responsibilities include
safeguarding and controlling the Fund's portfolio
securities and handling the delivery of such securities to
and from the Fund.  It is the practice of the Fund to deal
with the custodian in a manner uninfluenced by any banking
relationship the custodian may have with the Manager and
its affiliates.  The Fund's cash balances with the
custodian in excess of $100,000 are not protected by
federal deposit insurance.  Those uninsured balances at
times may be substantial.

Independent Auditors.   Ernst & Young LLP are the
independent auditors of the Fund.  They audit the Fund's
financial statements and perform other related audit
services.  They also act as auditors for the Manager and
certain other funds advised by the Manager and its
affiliates.

               Report of Independent Auditors

To the Shareholder and
Board of Trustees of
Oppenheimer Total Return Bond Fund

We have audited the accompanying statement of assets and
liabilities of Oppenheimer Total Return Bond Fund (the
"Fund") as of February 6, 2003.  This statement of assets
and liabilities is
the responsibility of the Fund's management.  Our
responsibility is to express an opinion on this statement
of assets and liabilities based on our audit.

We conducted our audit in accordance with auditing
standards generally accepted in the United States.  Those
standards require that we plan and perform the audit to
obtain reasonable assurance about whether the statement of
assets and liabilities is free of material misstatement.
An audit includes examining, on a test basis, evidence
supporting the amounts and disclosures in the statement of
assets and liabilities.  An audit also includes assessing
the accounting principles used and significant estimates
made by management, as well as evaluating the overall
statement of assets and liabilities presentation.  We
believe that our audit provides a reasonable basis for our
opinion.

In our opinion, the statement of assets and liabilities
referred to above presents fairly, in all material
respects, the financial position of Oppenheimer Total
Return Bond Fund at February 6, 2003, in conformity with
accounting principles generally accepted in the United
States.

ERNST & YOUNG LLP

New York, New York
February 6, 2003

             Oppenheimer Total Return Bond Fund
            Statement of Assets and Liabilities
                      February 6, 2003

ASSETS:
Cash                                            $103,000

LIABILITIES:
                              --

Net Assets                                      $103,000
                                                ========

                                                             Class A Class B Class CClass
                                                             ------- ------- ------------
                                                                                      N
                                                                                      -
NET ASSETS - Applicable to 10,000 Class A shares, 100
Class B shares, 100 Class C shares and 100 Class N shares
of beneficial interest outstanding, $.001 par value,
unlimited
shares authorized                                            $100,000  $1,000 $1,000$1,000
                                       $103,000
                                       ========

NET ASSET VALUE PER SHARE (net assets divided by
10,000, 100, 100 and 100 shares of beneficial interest
of Class A, B, C and N,                                        $10.00  $10.00 $10.00$10.00
respectively)

MAXIMUM OFFERING PRICE PER SHARE (net asset
value plus sales charge of 4.75% of offering price
for Class A shares)                                            $10.50  $10.00 $10.00$10.00

Notes to Statement of Assets and Liabilities:

Note 1.  Organization

Oppenheimer Total Return Bond Fund (the "Fund"), was organized as a business trust in the Commonwealth of Massachusetts on
November 4, 2002 as a diversified, open-end management
investment company registered under the Investment Company Act of 1940, as amended.  The Fund has had no operations through
February 6, 2003 other than those relating to organizational matters and the sale and issuance of 10,000 Class A shares,
100 Class B shares, 100 Class C shares and 100 Class N shares of beneficial interest to OppenheimerFunds, Inc. ("OFI" or the
"Adviser").

On December 5, 2002, the Fund's Board of Trustees approved
an investment Advisory Agreement with OFI and a
Distributor's Agreement with OppenheimerFunds Distributor,
Inc. ("OFDI"), a wholly-owned subsidiary of OFI.  On
February 5, 2003, the Fund's Board of Trustees approved an
amended investment advisory agreement.

Oppenheimer Total Return Bond Fund is a mutual fund that
seeks to maximize total return through both capital
appreciation and income. As a secondary objective, it
emphasizes preservation of capital.

The Fund offer Class A, Class B, Class C and Class N
shares.  The Fund intends to offer Class Y shares.  Class A
shares are sold at their offering price, which is normally
net asset value plus a front-end sales charge.  Class B,
Class C and Class N shares are sold without a front-end
sales charge but may be subject to a contingent deferred
sales charge (CDSC).

   Note 2.  Significant Accounting Policies

OFI has assumed all organization and initial offering costs
which are estimated at $125,000.

The Fund's financial statements are prepared in conformity
with accounting principles generally accepted in the United
States which may require the use of management estimates
and assumptions.  Actual results could differ from those
estimates.

The Fund intends to comply in its initial fiscal year and
thereafter with provisions of the Internal Revenue Code
applicable to regulated investment companies and as such,
will not be subject to federal income taxes on otherwise
taxable income (including net realized capital gains)
distributed to shareholders.

   Note 3.  Fees and Other Transactions with Affiliated
Parties

The Fund will pay the Adviser an advisory fee (the
"Management Fee") at the annual rate of 0.50% of the first
$250 million of average annual net assets of the Fund,
0.475% of the next $500 million and 0.45% of average annual
net assets in excess of $750 million.  Such fee will be
accrued daily and paid monthly.

OppenheimerFunds Services ("OFS"), a division of the
Adviser, acts as the transfer and shareholder servicing
agent for the Fund.  The Fund will pay OFS an agreed upon
per account fee.

OFDI acts as the Fund's principal underwriter in the
continuous public offering of shares of the Fund.

                            A-6

                         Appendix A

                    RATINGS DEFINITIONS
                    -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those
ratings represent the opinion of the agency as to the
credit quality of issues that they rate. The summaries
below are based upon publicly-available information
provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality.
They carry the smallest degree of investment risk. Interest
payments are protected by a large or by an exceptionally
stable margin and principal is secure. While the various
protective elements are likely to change, the changes that
can be expected are most unlikely to impair the
fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all
standards. Together with the Aaa group, they comprise what
are generally known as high-grade bonds. They are rated
lower than the best bonds because margins of protection may
not be as large as with Aaa securities or fluctuation of
protective elements may be of greater amplitude or there
may be other elements present which make the long-term
risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment
attributes and are to be considered as upper-medium grade
obligations. Factors giving security to principal and
interest are considered adequate but elements may be
present which suggest a susceptibility to impairment
sometime in the future.

Baa: Bonds rated Baa are considered medium grade
obligations; that is, they are neither highly protected nor
poorly secured. Interest payments and principal security
appear adequate for the present but certain protective
elements may be lacking or may be characteristically
unreliable over any great length of time. Such bonds lack
outstanding investment characteristics and have speculative
characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements.
Their future cannot be considered well-assured. Often the
protection of interest and principal payments may be very
moderate and not well safeguarded during both good and bad
times over the future. Uncertainty of position
characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of
desirable investment. Assurance of interest and principal
payments or of maintenance of other terms of the contract
over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in
default or there may be present elements of danger with
respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are
speculative in a high degree and are often in default or
have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and
can be regarded as having extremely poor prospects of ever
attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each
generic rating classification from Aa through Caa. The
modifier "1" indicates that the obligation ranks in the
higher end of its category; the modifier "2" indicates a
mid-range ranking and the modifier "3" indicates a ranking
in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay
punctually senior debt obligations having an original
maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of
senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of
senior short-term debt obligations. Earnings trends and
coverage, while sound, may be subject to variation.
Capitalization characteristics, while appropriate, may be
more affected by external conditions. Ample alternate
liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of
senior short-term obligations. The effect of industry
characteristics and market compositions may be more
pronounced. Variability in earnings and profitability may
result in changes in the level of debt protection
measurements and may require relatively high financial
leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating
category.

Standard & Poor's Rating Services
------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by
Standard & Poor's. The obligor's capacity to meet its
financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated
obligations only in small degree. The obligor's capacity to
meet its financial commitment on the obligation is very
strong.

A: Bonds rated "A" are somewhat more susceptible to adverse
effects of changes in circumstances and economic conditions
than obligations in higher-rated categories. However, the
obligor's capacity to meet its financial commitment on the
obligation is still strong.
BBB: Bonds rated BBB exhibit adequate protection
parameters. However, adverse economic conditions or
changing circumstances are more likely to lead to a
weakened capacity of the obligor to meet its financial
commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having
significant speculative characteristics. BB indicates the
least degree of speculation and C the highest. While such
obligations will likely have some quality and protective
characteristics, these may be outweighed by large
uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than
other speculative issues. However, these face major
uncertainties or exposure to adverse business, financial,
or economic conditions which could lead to the obligor's
inadequate capacity to meet its financial commitment on the
obligation.

B: A bond rated B is more vulnerable to nonpayment than an
obligation rated BB, but the obligor currently has the
capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to
nonpayment, and is dependent upon favorable business,
financial, and economic conditions for the obligor to meet
its financial commitment on the obligation. In the event of
adverse business, financial or economic conditions, the
obligor is not likely to have the capacity to meet its
financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable
to nonpayment.

C: The C rating may used where a bankruptcy petition has
been filed or similar action has been taken, but payments
on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation
are not being made on the date due.

The ratings from AA to CCC may be modified by the addition
of a plus (+) or minus (-) sign to show relative standing
within the major rating categories. The "r" symbol is
attached to the ratings of instruments with significant
noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity
to meet its financial commitment on the obligation is
strong. Within this category, a plus (+) sign designation
indicates the issuer's capacity to meet its financial
obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse
effects of changes in circumstances and economic conditions
than obligations in higher rating categories. However, the
obligor's capacity to meet its financial commitment on the
obligation is satisfactory.
A-3: Exhibits adequate protection parameters. However,
adverse economic conditions or changing circumstances are
more likely to lead to a weakened capacity of the obligor
to meet its financial commitment on the obligation.

B: Regarded as having significant speculative
characteristics. The obligor currently has the capacity to
meet its financial commitment on the obligation. However,
it faces major ongoing uncertainties which could lead to
the obligor's inadequate capacity to meet its financial
commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon
favorable business, financial, and economic conditions for
the obligor to meet its financial commitment on the
obligation.

D: In payment default. Payments on the obligation have not
been made on the due date. The rating may also be used if a
bankruptcy petition has been filed or similar actions
jeopardize payments on the obligation.

Fitch, Inc.

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the
lowest expectation of credit risk. They are assigned only
in the case of exceptionally strong capacity for timely
payment of financial commitments. This capacity is highly
unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very
low expectation of credit risk. They indicate a very strong
capacity for timely payment of financial commitments. This
capacity is not significantly vulnerable to foreseeable
events.

A: High Credit Quality. "A" ratings denote a low
expectation of credit risk. The capacity for timely payment
of financial commitments is considered strong. This
capacity may, nevertheless, be more vulnerable to changes
in circumstances or in economic conditions than is the case
for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there
is currently a low expectation of credit risk. The capacity
for timely payment of financial commitments is considered
adequate, but adverse changes in circumstances and in
economic conditions are more likely to impair this
capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a
possibility of credit risk developing, particularly as the
result of adverse economic change over time. However,
business or financial alternatives may be available to
allow financial commitments to be met. Securities rates in
this category are not investment grade.
B: Highly Speculative. "B" ratings indicate that
significant credit risk is present, but a limited margin of
safety remains. Financial commitments are currently being
met. However, capacity for continued payment is contingent
upon a sustained, favorable business and economic
environment.

CCC, CC C: High Default Risk. Default is a real
possibility. Capacity for meeting financial commitments is
solely reliant upon sustained, favorable business or
economic developments. A "CC" rating indicates that default
of some kind appears probable. "C" ratings signal imminent
default.

DDD, DD, and D: Default. The ratings of obligations in this
category are based on their prospects for achieving partial
or full recovery in a reorganization or liquidation of the
obligor. While expected recovery values are highly
speculative and cannot be estimated with any precision, the
following serve as general guidelines. `DDD' obligations
have the highest potential for recovery, around 90%-100% of
outstanding amounts and accrued interest. `DD' indicates
potential recoveries in the range of 50%-90%, and `D' the
lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or
all of their obligations. Entities rated `DDD' have the
highest prospect for resumption of performance or continued
operation with or without a formal reorganization process.
Entities rated `DD' and `D' are generally undergoing a
formal reorganization or liquidation process; those rated
`DD' are likely to satisfy a higher portion of their
outstanding obligations, while entities rated `D' have a
poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating
symbol to denote relative status within the major rating
categories. Plus and minus signs are not added to the "AAA"
category or to categories below "CCC," nor to short-term
ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely
payment of financial commitments. May have an added "+" to
denote any exceptionally strong credit feature.

F2:  Good credit quality. A satisfactory capacity for
timely payment of financial commitments, but the margin of
safety is not as great as in the case of higher ratings.

F3:  Fair credit quality. Capacity for timely payment of
financial commitments is adequate. However, near-term
adverse changes could result in a reduction to
non-investment grade.

B:  Speculative. Minimal capacity for timely payment of
financial commitments, plus vulnerability to near-term
adverse changes in financial and economic conditions.

C:   High default risk. Default is a real possibility.
Capacity for meeting financial commitments is solely
reliant upon a sustained, favorable business and economic
environment.
D:   Default. Denotes actual or imminent payment default.

B-1

                         Appendix B

                  Industry Classifications
                  ------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

C-14

                         Appendix C

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares1 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.2  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans
The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.

 Applicability of Class A Contingent Deferred Sales Charges
                         in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."5 This waiver provision
applies to:
      Purchases of Class A shares aggregating $1 million or
         more.
      Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).

   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
      Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
      Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
      Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
      Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
      "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
      Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
      Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
      Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
      A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.
      Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
      A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
      Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer funds
         using the proceeds of shares redeemed in the prior
         30 days from a mutual fund (other than a fund
         managed by the Manager or any of its subsidiaries)
         on which an initial sales charge or contingent
         deferred sales charge was paid. This waiver also
         applies to shares purchased by exchange of shares
         of Oppenheimer Money Market Fund, Inc. that were
         purchased and paid for in this manner. This waiver
         must be requested when the purchase order is
         placed for shares of the Fund, and the Distributor
         may require evidence of qualification for this
         waiver.
      Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit Investment
         Liquid Trust Series.
      Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
      Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
      For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
      For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of
                         Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
      Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
      Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
      The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
      Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
      Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.
      Redemptions requested in writing by a Retirement Plan
         sponsor of Class C shares of an Oppenheimer fund
         in amounts of $500,000 or more and made more than
         12 months after the Retirement Plan's first
         purchase of Class C shares, if the redemption
         proceeds are invested in Class N shares of one or
         more Oppenheimer funds.
      Distributions8 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.9
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from
            service.11
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
      Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
      Shares issued in plans of reorganization to which the
         Fund is a party.
      Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.

   Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds.  To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
      purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
Number of Eligible    Initial Sales       Initial Sales Charge   Concession as
Employees or Members  Charge as a % of    as a % of Net Amount   % of Offering
                      Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain
Shareholders.  Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family
            of Funds on February 28, 1991 and who acquired
            shares of any of the Former Quest for Value
            Funds by merger of a portfolio of the AMA
            Family of Funds.
o     Shareholders who acquired shares of any Former Quest
            for Value Fund by merger of any of the
            portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions.  The Class A contingent deferred
sales charge will not apply to redemptions of Class A
shares purchased by the following investors who were
shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995.  In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

      Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination
            of total disability by the U.S. Social Security
            Administration);
o     withdrawals under an automatic withdrawal plan (but
            only for Class B or Class C shares) where the
            annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.

   Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:

   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities  CMIA LifeSpan
   Capital Appreciation Account
   Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

      Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
   4) as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.

  Special Reduced Sales Charge for Former Shareholders of
                   Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.

   Sales Charge Waivers on Purchases of Class M Shares of
             Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
      the Manager and its affiliates,
      present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
      registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
      dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
      employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
      dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
dealers, brokers or registered investment advisors that had
entered into an agreement with the Distributor or prior
distributor of the Fund's shares to sell shares to defined
contribution employee retirement plans for which the
dealer, broker, or investment advisor provides
administrative services

Oppenheimer Total Return Bond Fund

Internet Website:

      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank

      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors

      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019-5820

1234

PX535.0203

--------
1.  The term "Independent Trustees" used in reference to
plans adopted under Rule 12b-1 of the Investment Company
Act means those Trustees who are not "interested persons"
of the Fund and who do not have any direct or indirect
financial interest in the operation of the distribution
plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
4 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
5 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

25

             OPPENHEIMER TOTAL RETURN BOND FUND

                         FORM N-1A

                           PART C

                     OTHER INFORMATION

Item 23. - Exhibits
-------------------

(a)   Declaration of Trust dated November 4, 2002:
Previously filed with Registrant's Initial Registration
Statement (Reg. No. 333-101878), 12/16/02, and incorporated
herein by reference.

(b)   By-Laws: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-101878), 12/16/02, and
incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-101878), 12/16/02, and incorporated herein by
reference.

      (ii) Specimen Class B Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-101878), 12/16/02, and incorporated herein by
reference.

      (iii) Specimen Class C Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-101878), 12/16/02, and incorporated herein by
reference.

      (iv) Specimen Class N Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-101878), 12/16/02, and incorporated herein by
reference.

      (v) Specimen Class Y Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-101878), 12/16/02, and incorporated herein by
reference.

(d)   Amended Investment Advisory Agreement dated February
5, 2003: Filed herewith.

(e)   (i) General Distributor's Agreement dated December 5,
2002: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-101878), 12/16/02, and
incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase
Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg.
No. 2-62076), 10/26/01, and incorporated herein by
reference.

      (vi) Form of Trust Company Agency Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)   Not applicable.

(g)   (i) Global Custodial Services Agreement between
      Registrant and Citibank N.A.: Previously filed with
      Registrant's Initial Registration Statement (Reg. No.
      333-101878), 12/16/02, and incorporated herein by
      reference.

      (ii) Foreign Custody Manager Agreement between
      Registrant and Citibank N.A. dated May 31, 2001:
      Filed herewith.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel: Filed herewith.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to
Registrant: Filed herewith.

(m)   (i) Service Plan and Agreement for Class A shares
dated 12/5/02: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-101878), 12/16/02, and
incorporated herein by reference.

      (ii) Distribution and Service Plan and Agreement for
Class B shares dated 12/5/02: Previously filed with
Registrant's Initial Registration Statement (Reg. No.
333-101878), 12/16/02, and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for
Class C shares dated 12/5/02: Previously filed with
Registrant's Initial Registration Statement (Reg. No.
333-101878), 12/16/02, and incorporated herein by reference.

      (iv) Distribution and Service Plan and Agreement for
Class N shares dated 12/5/02: Previously filed with
Registrant's Initial Registration Statement (Reg. No.
333-101878), 12/16/02, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule
18f-3 updated through 10/22/02: Previously filed with
Post-Effective Amendment No. 22 to the Registration
Statement of Oppenheimer Global Growth & Income Fund (Reg.
No. 33-33799), 11/20/02, and incorporated herein by
reference.

(o)   Powers of Attorney for all Trustees and Principal
Officers: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-101878), 12/16/02, and
incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the
Oppenheimer Funds dated May 15, 2002 under Rule 17j-1 of
the Investment Company Act of 1940: Previously filed with
Post-Effective Amendment No. 29 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control
---------------------------------------------------------
with the Fund
-------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of
Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and
incorporated herein by reference.

Insofar as  indemnification  for  liabilities  arising under the  Securities  Act of 1933 may be  permitted  to trustees, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the  Securities  and Exchange
Commission such  indemnification is against public policy as expressed in the Securities  Act of 1933 and is,  therefore,
unenforceable.    In   the   event    that   a   claim   for
indemnification  against  such  liabilities  (other than the payment by  Registrant  of  expenses  incurred  or paid by a trustee,  officer or controlling person of Registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed  in  the  Securities  Act  of  1933  and  will  be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment
------------------------------------------------------------
Adviser
-------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of
the Registrant;  it and certain  subsidiaries and affiliates act in the  same  capacity  to other  investment  companies, including without  limitation those described in Parts A and
B hereof and listed in Item 26(b) below.

(b)   There is set forth below  information  as to any other
business,   profession,   vocation   or   employment   of  a
substantial  nature in which each  officer  and  director of
OppenheimerFunds,  Inc.  is, or at any time  during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director,  officer,  employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy B. Adamshick,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles E. Albers,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Avelino,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Victor W. Babin,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce L. Bartlett,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Batejan,                None
Executive Vice President/
Chief Information Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Bartling,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Victoria Best,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzer,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Bonner,                  Formerly Manager, Sales Support for Prudential
Vice President                 Insurance Company (August 1995-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bonomo,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Carbuto,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001); software
                               architect for Sapient Corporation (March
                               1997-July 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
O. Leonard Darling,            Chairman of the Board and a director (since June
Vice Chairman, Executive Vice  1999) and Senior Managing Director (since
President, Chief Investment    December 1998) of HarbourView Asset Management
Officer & Director             Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Armand B. Erpf,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation; Vice President of Oppenheimer Real
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Forrest,                  None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
J. Hayes Foster,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Crystal French,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano-Auleta,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul M. Goldenberg,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Grill,                  None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Satish Gupta,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Guy,                    None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Hager,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ping Han,                      None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neil Hanson,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shari Harley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Saba Hekmat,                   Formerly Director, Credit Research Analyst at
Assistant Vice President       MetLife Investments (July 1996-October 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Henry,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Heron,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lewis A. Kamman,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002); CFO of
                               Kandi Corp. (October 1989-August 1993).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None.
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Garrett K. Kolb,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Avram D. Kornberg,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Lehrer,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Reed Litcher,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Madzij,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marianne Manzolillo,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Migan,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Morrell,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Negri,                   Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heather Rabinowitz,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas P. Reedy,               Vice President (since April 1999) of HarbourView
Vice President                 Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard H. Rubinstein,         None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive  Vice  President and of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Schneider,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Soper,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayne M. Stevlingson,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin L. Surrett,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony A. Tanner,             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tanya Valency,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (until June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management Corporation,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of Oppenheimer Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Senior Vice President          January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and Oppenheimer Trust Company;
                               Vice President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary of OAC
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc.; Vice President of
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York  Municipal Fund  (Rochester  Portfolio
Series)
Oppenheimer  Bond Fund (a series  of  Oppenheimer  Integrity
Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer   Limited  Term  Municipal  Fund  (a  series  of
Oppenheimer Municipal Fund)
Oppenheimer  Main  Street  Growth & Income Fund (a series of
Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the   Oppenheimer   funds  listed   above,
Shareholder Financial Services,  Inc., Shareholder Services,
Inc.,    OppenheimerFunds    Services,    Centennial   Asset
Management    Corporation,    Centennial    Capital   Corp.,
Oppenheimer    Real    Asset     Management,     Inc.    and
OppenheimerFunds  Legacy  Program is 6803 South  Tucson Way,
Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds
Distributor,     Inc.,    HarbourView    Asset    Management
Corporation,   Oppenheimer   Partnership   Holdings,   Inc.,
Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,
Inc.,  OFI   Institutional   Asset   Management,   Inc.  and
Oppenheimer  Trust Company is 498 Seventh Avenue,  New York,
New York 10018.

The address of Tremont Advisers,  Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management  Corporation is
301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor
of the Registrant's shares. It is also the Distributor of
each of the other registered open-end investment companies
for which OppenheimerFunds, Inc. is the investment adviser,
as described in Part A and B of this Registration Statement
and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's
principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Bonner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Crockett(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(w)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle M. Gans                Vice President            None
2700 Polk Street, Apt. #9
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant(2)                  Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard L. Hymes(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana Low                     Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer,
                                                          Chairman & Manager
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gazell Pettway                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heather Rabinowitz(2)           Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis H. Reynolds(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Simone Richter(2)      Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tonya Sax                       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sciortino               Vice President            None
785 Beau Chene Drive
Mandeville, LA 70471
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie Simon(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Scott McGregor Tatum           Vice President            None
 704 Inwood
Southlake, TX 76092
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tanya Valency(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books and  other  documents  required  to be maintained  by  Registrant  pursuant to Section 31(a) of the
Investment   Company  Act  of  1940  and  rules  promulgated
thereunder are in the possession of  OppenheimerFunds,  Inc.
at  its  offices  at  6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933
and/or the Investment Company Act of 1940, the Registrant
has duly caused this Pre-Effective Amendment #1 to Initial
Registration Statement on Form N-1A to be signed on its
behalf by the undersigned, thereunto duly authorized, in
the City of New York and State of New York on the 11th day
of February 2003.

                                 OPPENHEIMER TOTAL RETURN
BOND FUND

                                 By:  /s/ John V. Murphy

--------------------------------------------------
                                 John V. Murphy, President,
Principal
                                 Executive Officer,
Chairman & Trustee

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                    Title
----------                    -----
Date
----

/s/ John V. Murphy *          President, Principal
-----------------------       Executive Officer,
February 11, 2003
John V. Murphy                Chairman and Trustee

/s/ Brian W. Wixted*          Treasurer and Principal
February 11, 2003
-----------------------       Financial and Accounting
Brian W. Wixted               Officer

/s/ Ronald J. Abdow*
------------------------      Trustee
February 11, 2003
Ronald J. Abdow

/s/ Eustis Walcott*
---------------------         Trustee
February 11, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
------------------------      Trustee
February 11, 2003
Joseph M. Wikler

/s/ Peter I. Wold*
-------------------           Trustee
February 11, 2003
Peter I. Wold

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

             OPPENHEIMER TOTAL RETURN BOND FUND

                Pre-Effective Amendment # 1

                       EXHIBIT INDEX

Exhibit No.      Description
-----------      -----------

23(d)            Amended Investment Advisory Agreement

23(g)(ii)        Foreign Custody Manager Agreement

23(i)            Opinion and Consent of Counsel

23(j)            Independent Auditors' Consent

23(l)            Investment Letter